As filed with the Securities and Exchange Commission
on December 15, 2006
                                                    1933 Act File No. 333-125838
                                                    1940 Act File No. 811-21777
================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 3           (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 5                  (X)
                                   ---------
                             JOHN HANCOCK FUNDS III
               (Exact Name of Registrant as Specified in Charter)
                             601 Congress Street
                        Boston, Massachusetts 02210-2805
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 663-2844
                                   ---------
                              JOHN J. DANELLO, ESQ.
                               601 Congress Street
                        Boston, Massachusetts 02210-2805
                     (Name and Address of Agent for Service)
                                   ---------
                          COPIES OF COMMUNICATIONS TO:
                              MARK P. GOSHKO, ESQ
                  KIRKPATRICK & LOCKHART NICHOLSON GRAHAM, LLP
                               ONE LINCOLN STREET
                                BOSTON, MA 02111

 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on (date) pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on (date) pursuant to paragraph (a)(1) of Rule 485
(X) 75 days after filing pursuant to paragraph (a)(2) of Rule 485
( ) on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[LOGO]   John Hancock(R)
         ---------------
          MUTUAL FUNDS


                                                                    John Hancock
                                                     Classic Value Mega Cap Fund
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                                            CLASS A, CLASS B AND CLASS C SHARES











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Prospectus
2.28.2007


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents
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        JOHN HANCOCK CLASSIC VALUE MEGA CAP FUND              4
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        PRINCIPAL RISKS
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        Description of principal risks                        6

        YOUR ACCOUNT
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        Choosing a share class                                9
        How sales charges are calculated                     10
        Sales charge reductions and waivers                  10
        Opening an account                                   11
        Buying shares                                        13
        Selling shares                                       14
        Transaction policies                                 16
        Dividends and account policies                       18
        Additional investor services                         18

        FUND DETAILS
        -------------------------------------------------------
        Business structure                                   19
        Management biographies                               21
        Financial highlights                                 22

        FOR MORE INFORMATION                         BACK COVER
        -------------------------------------------------------

Overview
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JOHN HANCOCK CLASSIC VALUE MEGA CAP FUND
This prospectus contains information regarding the Classic Value Mega Cap Fund (the fund), a series of John Hancock Funds III (the Trust). A summary description of the fund, which sets forth the fund's investment objective and describes the fund's principal investment strategies and principal risks, is provided in the next section of this prospectus. The summary is not designed to be all-inclusive and the fund may make investments, employ strategies and be exposed to risks that are not contained in the fund's summary description. More information about the fund's investment and strategy is set forth in the Statement of Additional Information (SAI).

WHO MAY WANT TO INVEST
The fund may be appropriate for investors who:

|_|  have longer time horizons

|_|  want to diversify their portfolios

|_|  are seeking funds for the equity portion of an asset allocation portfolio

|_| are investing for retirement or other goals that are many years in the future

The fund may NOT be appropriate if you:

|_|  are investing with a shorter time horizon in mind

|_|  are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS
Mutual funds such as the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM
John Hancock Investment Management Services, LLC (the Adviser) is the adviser to John Hancock Funds III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND INFORMATION KEY
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A concise fund description begins on the next page. The description provides the following information:


[Clip Art]    Goal and strategy

              The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art]    Past performance

              The fund's total return, measured year-by-year and over time.

[Clip Art]    Principal risks

              The major risk factors associated with the fund.

[Clip Art]    Your expenses

              The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Classic Value Mega Cap Fund

[Clip Art] Goal and strategy

GOAL: The fund seeks long-term growth of capital.

STRATEGY: To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 250 largest publicly traded U.S. companies. (As of January 1, 2007, this included companies with market values above approximately $xx billion). Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power. The fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

|_| Cheap on the basis of current price to estimated normal level of earnings |_| Current earnings below normal levels
|_|  A sound plan to restore earnings to normal
|_|  A sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

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[Clip Art] Past performance

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.


4 CLASSIC VALUE MEGA CAP FUND

[Clip Art] Principal risks

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

|_|  Market risk -- Equity securities
|_|  Market risk -- Value securities
|_|  Derivatives risk
|_|  Foreign investment risk
|_|  Currency risk
|_|  Non-diversification risk
|_|  Credit and counterparty risk
|_|  Management risk


SUBADVISER

Pzena Investment Management, LLC (Pzena)

Responsible for day-to-day investment management; Founded in 1995; Supervised by the Adviser.

See page 21 for the management biographies.

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[Clip Art] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

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Shareholder transaction expenses(1)                           Class A         Class B         Class C
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Maximum front-end sales charge (load) on purchases
as a % of purchase price                                      5.00%            none            none
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Maximum deferred sales charge (load)                          none(2)          5.00%           1.00%
as a % of purchase or sale price, whichever is less


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Annual operating expenses(3)                                  Class A          Class B        Class C
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Management fee(3)                                             0.850%           0.850%          0.850%
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Distribution and service (12b-1) fees                         0.25%            1.00%           1.00%
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Other expenses                                                [  ]             [  ]            [  ]
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Total fund operating expenses                                 [  ]             [  ]            [  ]
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Contractual expense reimbursement (at least until 6-30-08)    [  ]             [  ]            [  ]
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Net annual operating expenses(4)                              [  ]             [  ]            [  ]

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.


----------------------------------------------------
Expenses                      Year 1      Year 3
----------------------------------------------------
Class A                       $ [  ]     $ [  ]
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Class B with redemption       $ [  ]     $ [  ]
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Class B without redemption    $ [  ]     $ [  ]
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Class C with redemption       $ [  ]     $ [  ]
----------------------------------------------------
Class C without redemption    $ [  ]     $ [  ]


1    A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3 The management fees paid to the Adviser are subject to a breakpoint schedule: 0.850% for aggregate assets under management up to and including $2.5 billion, 0.825% for aggregate assets under management in excess of $2.5 billion and up to and including $5 billion, and a final rate of 0.800% for aggregate assets under management in excess of $5 billion.

4 [The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed [ ]% of the average annual net assets, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     [ ]% for Class A, [ ]% for Class B and [ ]% for Class C. This expense reimbursement shall continue in effect until [ ] thereafter until terminated by the Adviser on notice to the Trust.]

                                                  CLASSIC VALUE MEGA CAP FUND  5

Principal Risks

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Description of principal risks

The following chart identifies the Principal Risks associated with the fund. Risks not marked for the fund may, however, still apply to some extent to the fund at various times.


                                                            Foreign                      Non-              Credit and
                                 Market     Derivatives     Investment      Currency     Diversification   Counterparty   Management
                                 Risk       Risk            Risk            Risk         Risk              Risk           Risk
------------------------------------------------------------------------------------------------------------------------------------
Classic Value Mega Cap Fund       |_|        |_|             |_|             |_|            |_|                |_|           |_|

Factors that may affect the fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The fund could be subject to additional risks because the types of investments made by the fund may change over time. The SAI includes more information about the fund and its investments.

Market risk
The fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the fund. General market risks associated with investments in equity and fixed-income securities include the following:

Equity securities
A principal risk of the fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.

The fund maintains substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value securities
Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the subadviser anticipates. The risks are particularly pronounced for the fund, which invests primarily in value securities.

Derivatives risk
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties,

6 PRINCIPAL RISKS
the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund.

Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track.

Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

Foreign investment risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the fund's investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the fund, which may invest a significant portion of its assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk
Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which the fund's investments are traded, or currencies in which the fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

The fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. The fund may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in the fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the fund, which regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The fund is not "diversified" within the meaning of the Investment Company Act of 1940, as amended (1940 Act). This means it is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the fund's investment strategies or techniques may be more pronounced for the fund than for funds that are "diversified."

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract, or a borrower of the fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic

                                                               PRINCIPAL RISKS 7
or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, the subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than Baa3 by Moody's or BBB-- by S&P, or determined by the subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, the fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the credit-worthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Management risk
The fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

8 PRINCIPAL RISKS

Your account

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Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

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Class A
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|_|  A front-end sales charge, as described at right.
|_|  Distribution and service (12b-1) fees of 0.25%.

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Class B
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|_| No front-end sales charge; all your money goes to work for you right away. |_| Distribution and service (12b-1) fees of 1.00%.
|_|  A deferred sales charge, as described on the following page.
|_| Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

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Class C
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|_| No front-end sales charge; all your money goes to work for you right away. |_| Distribution and service (12b-1) fees of 1.00%.
|_| A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
|_| No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in class B shares with any single purchase request is $99,999, and the maximum amount you may invest in class C shares with any single purchase is $999,999. John Hancock Signature Services, Inc. (Signature Services) may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers below).

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

For estimated expenses of each share class, see the fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

|_|  directly, by the payment of sales commissions, if any;
|_|  indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC, the distributor, may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

                                                                  YOUR ACCOUNT 9

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How sales charges are calculated

Class A Sales charges are as follows:
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Class A sales charges
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                         As a % of           As a % of your
Your investment          offering price*     investment
-----------------------------------------------------------
Up to $49,999              5.00%               5.26%
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$50,000 - $99,999          4.50%               4.71%
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$100,000 - $249,999        3.50%               3.63%
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$250,000 - $499,999        2.50%               2.56%
-----------------------------------------------------------
$500,000 - $999,999        2.00%               2.04%
-----------------------------------------------------------
$1,000,000 and over        See below

*Offering price is the net asset value per share plus any initial sales charge.


You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R1 shares of funds of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund's Class A shares about any other funds of John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund's Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the fund's SAI. You may request an SAI from your broker or financial representative, access the fund's Web site at www.jhfunds.com, or call Signature Services, the fund's transfer agent, at 1-800-225-5291.

Investments of $1 million or more
Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million+ investments
--------------------------------------------------------------------------------

Your investment               CDSC on shares being sold
-------------------------------------------------------
First $1M - $4,999,999        1.00%
-------------------------------------------------------
Next $1 - $5M above that      0.50%
-------------------------------------------------------
Next $1 or more above that    0.25%


For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.


The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

Years after purchase   CDSC on shares being sold
1st year               5.00%
------------------------------------------------
2nd year               4.00%
------------------------------------------------
3rd or 4th year        3.00%
------------------------------------------------
5th year               2.00%
------------------------------------------------
6th year               1.00%
------------------------------------------------
After 6th year         none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------

Years after purchase   CDSC
1st year               1.00%
----------------------------
After 1st year         none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
Sales charge reductions and waivers

Reducing your Class A sales charges
There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

|_| Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
|_| Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in the fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.
|_| Combination Privilege -- lets you combine shares of all John Hancock funds for purposes of calculating the Class A sales charge.

10 YOUR ACCOUNT

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program
A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers
As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

|_|  to make payments through certain systematic withdrawal plans
|_| certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutions(SM) programs
|_| redemptions pursuant to the fund's right to liquidate an account less than $1,000
|_| redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
|_|  to make certain distributions from a retirement plan
|_|  because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege
If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

|_| selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
|_| financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC
|_| fund trustees and other individuals who are affiliated with the fund or other John Hancock funds (and their Immediate Family, as defined in the SAI)
|_| individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to an IRA
|_| individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA
|_| participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)
|_| participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)
|_| certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers
Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

|_| exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)
|_| dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
Opening an account

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     |_|  non-retirement account: $1,000
     |_|  retirement account: $500
     |_|  group investments: $250
     |_| Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
     |_| there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the following page. You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

                                                                 YOUR ACCOUNT 11

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.

12 YOUR ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------
Buying shares

                  Opening an account                                         Adding to an account
------------------------------------------------------------------------------------------------------------------------------------
By check
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Make out a check for the investment amount,          |_|   Make out a check for the investment amount,
                        payable to "John Hancock Signature Services, Inc."         payable to "John Hancock Signature Services,
                  |_|   Deliver the check and your completed application           Inc."
                        to your financial representative, or mail them to    |_|   Fill out the detachable investment slip from an
                        Signature Services (address below).                        account statement. If no slip is available,
                                                                                   include a note specifying the fund name, your
                                                                                   share class, your account number and the
                                                                                   name(s) in which the account is registered.
                                                                             |_|   Deliver the check and your investment slip or
                                                                                   note to your financial representative, or mail
                                                                                   them to Signature Services (address below).
------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Call your financial representative or Signature      |_|   Log on to www.jhfunds.com to process exchanges
                        Services to request an exchange.                           between funds.
                                                                             |_|   Call EASI-Line for automated service 24 hours a
                                                                                   day using your touch-tone phone at
                                                                                   1-800-338-8080.
                                                                             |_|   Call your financial representative or Signature
                                                                                   Services to request an exchange.
------------------------------------------------------------------------------------------------------------------------------------
By wire
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Deliver your completed application to your           |_|   Obtain wiring instructions by calling Signature
                        financial representative, or mail it to Signature          Services at 1-800-225-5291.
                        Services.                                            |_|   Instruct your bank to wire the amount of your
                  |_|   Obtain your account number by calling your                 investment. Specify the fund name, your choice
                        financial representative or Signature Services.            of share class, the new account number and the
                  |_|   Obtain wiring instructions by calling Signature            name(s) in which the account is registered.
                        Services at 1-800-225-5291.                                Your bank may charge a fee to wire funds.

                  Specify the fund name, your choice of share class, the
                  new account number and the name(s) in which the account
                  is registered. Your bank may charge a fee to wire funds.
------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        See "By exchange" and "By wire."                           |_|   Verify that your bank or credit union is a
                                                                                   member of the Automated Clearing House (ACH)
                                                                                   system.
                                                                             |_|   Complete the "Bank Information" section on your
                                                                                   account application.
                                                                             |_|   Log on to www.jhfunds.com to initiate purchases
                                                                                   using your authorized bank account.
------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]       See "By exchange" and "By wire."                            |_|   Verify that your bank or credit union is a
                                                                                   member of the Automated Clearing House (ACH)
                                                                                   system.
                                                                             |_|   Complete the "Bank Information" section on your
                                                                                   account application.
                                                                             |_|   Call EASI-Line for automated service 24 hours a
                                                                                   day using your touch-tone phone at
                                                                                   1-800-338-8080.
                                                                             |_|   Call your financial representative or call
                                                                                   Signature Services between 8 A.M. and 7 P.M.
                                                                                   Eastern Time on most business days.

                                                                             To open or add to an account using the Monthly
                                                                             Automatic Accumulation Address: Program, see
                                                                             "Additional investor services."

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
---------------------------------------------------------

                                                                 YOUR ACCOUNT 13

------------------------------------------------------------------------------------------------------------------------------------
Selling shares

                                                                             To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Accounts of any type.                                |_|   Write a letter of instruction or complete a
                  |_|   Sales of any amount.                                       stock power indicating the fund name, your share
                                                                                   class, your account number, the name(s) in which
                                                                                   the account is registered and the dollar value
                                                                                   or number of shares you wish to sell.
                                                                             |_|   Include all signatures and any additional
                                                                                   documents that may be required (see next page).
                                                                             |_|   Mail the materials to Signature Services.
                                                                             |_|   A check will be mailed to the name(s) and
                                                                                   address in which the account is registered, or
                                                                                   otherwise according to your letter of
                                                                                   instruction.
------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Most accounts.                                       |_|   Log on to www.jhfunds.com to initiate
                  |_|   Sales of up to $100,000.                                   redemptions from your funds.
------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Most accounts.                                       |_|   Call EASI-Line for automated service 24 hours a
                  |_|   Sales of up to $100,000.                                   day using your touch-tone phone at
                                                                                   1-800-338-8080.
                                                                             |_|   Call your financial representative or call
                                                                                   Signature Services between 8 A.M. and 7 P.M.
                                                                                   Eastern Time on most business days.
------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Requests by letter to sell any amount.               |_|   To verify that the Internet or telephone
                  |_|   Requests by Internet or phone to sell up                   redemption privilege is in place on an account,
                        to $100,000                                                or to request the form to add it to an existing
                                                                                   account, call Signature Services.
                                                                             |_|   Amounts of $1,000 or more will be wired on the
                                                                                   next business day. A $4 fee will be deducted
                                                                                   from your account.
                                                                             |_|   Amounts of less than $1,000 may be sent by EFT
                                                                                   or by check. Funds from EFT transactions are
                                                                                   generally available by the second business day.
                                                                                   Your bank may charge a fee for this service.
------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]        |_|   Accounts of any type.                                |_|   Obtain a current prospectus for the fund into
                  |_|   Sales of any amount.                                       which you are exchanging by Internet or by
                                                                                   calling your financial representative or
                                                                             |_|   Signature Services.
                                                                                   Log on to www.jhfunds.com to process exchanges
                                                                             |_|   between your funds.
                                                                                   Call EASI-Line for automated service 24 hours a
                                                                                   day using your touch-tone phone at
                                                                             |_|   1-800-338-8080.
                                                                                   Call your financial representative or Signature
                                                                                   Services to request an exchange.

To sell shares through a systematic withdrawal plan, see
"Additional investor services."


14 YOUR ACCOUNT

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

|_|  your address of record has changed within the past 30 days
|_| you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock.
|_| you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.


--------------------------------------------------------------------------------------------------------
Seller                                                Requirements for written requests
--------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts     |_|   Letter of instruction.
(custodial accounts for minors).                      |_|   On the letter, the signatures of all persons
                                                            authorized to sign for the account, exactly
                                                            as the account is registered.
                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
--------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general     |_|   Letter of instruction.
partner or association accounts.                      |_|   Corporate business/organization resolution,
                                                            certified within the past 12 months, or a
                                                            John Hancock Funds business/organization
                                                            certification form.
                                                      |_|   On the letter and the resolution, the
                                                            signature of the person(s) authorized to sign
                                                            for the account.
                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
--------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                 |_|   Letter of instruction.
                                                      |_|   On the letter, the signature(s) of the
                                                            trustee(s).
                                                      |_|   Copy of the trust document certified within
                                                            the past 12 months or a John Hancock Funds
                                                            trust certification form.
                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
--------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of             |_|   Letter of instruction signed by surviving
survivorship with a deceased co-tenant(s).                  tenant.
                                                      |_|   Copy of death certificate.
                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
                                                      |_|   Inheritance tax waiver (if applicable).
--------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                     |_|   Letter of instruction signed by executor.
                                                      |_|   Copy of order appointing executor, certified
                                                            within the past 12 months.
                                                      |_|   Medallion signature guarantee if applicable
                                                            (see above).
                                                      |_|   Inheritance tax waiver (if applicable).
--------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other     Call 1-800-225-5291 for instructions.
sellers or account types not listed above.

---------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
---------------------------------------------------------

                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices
When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests
The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges
You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into the fund with a lower rate. The fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading
The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.


Right to reject or restrict purchase
and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determines that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

16 YOUR ACCOUNT

Limitation on exchange activity
The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel, purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into the fund account in an amount of $5,000 or more, exchanges $1,000 or more out of the fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk
To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

|_| A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Particularly, the fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of the fund's portfolio. The fund, which invests in the types of securities discussed above, may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares
The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

|_| after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
|_|  after any changes of name or address of the registered owner(s)
|_|  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable, or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends
Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you redeem or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)
If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

--------------------------------------------------------------------------------
Additional investor services

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

|_|  Complete the appropriate parts of your account application.
|_| If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

|_|  Make sure you have at least $5,000 worth of shares in your account.
|_| Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
|_| Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
|_| Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.
|_| Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans
John Hancock Funds, LLC offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Disclosure of Portfolio Holdings
The fund's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix C of the Statement of Additional Information and the portfolio holdings information can be found at: http://www.jhfunds.com. The holdings of the fund will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The fund's Form N-CSR and Form N-Q will contain the fund's entire holdings as of the applicable calendar quarter end.

18 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
Business structure
The diagram below shows the basic business structure used by John Hancock Funds
III. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the fund's investment policy goal without shareholder approval.

--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------
The management fee listed in this table represents the applicable rate on the fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund's breakpoint schedule (as described earlier in the fund's summary description) consistent with the actual assets in the fund. Please refer to the SAI for more information regarding the management fee. The management fee paid to the Adviser by the fund is as follows:

Fund                        % of net assets
-------------------------------------------
Classic Value Mega Cap      0.85%
-------------------------------------------

[The following data was represented as a Shareholders chart in the printed material]

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                           Advise current and prospective              |
            |     Distribution and     |-------- shareholders on their fund investments, often -----|
            |   shareholder services   |          in the context of an overall financial plan.      |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |        Markets the fund and distributes shares                 Handles shareholder services, including record-
            |     through selling brokers, financial planners              keeping and statements, distribution of dividends
            |         and other financial representatives.                      and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                      |
--------------------------------   ---------------------------------  |  ----------------------------------------             ---|
           Subadviser                      Investment adviser         |                   Custodian                              |
                                                                      |                                                          |
        Pzena Investment                 John Hancock Investment      |         State Street Bank & Trust Co.                    |
        Management, LLC                 Management Services, LLC      |             2 Avenue de Lafayette                        |
120 West 45th Street, 20th Floor           601 Congress Street        |               Boston, MA 02111                   Asset   |
       New York, NY 10036       ---      Boston, MA 02210-2805        |                                               management |
                                                                      |     Holds the fund's assets, settles all                 |
  Provides portfolio management     Manages the fund's business and   |    portfolio trades and collects most of                 |
          to the fund.                   investment activities.       |       the valuation data required for                    |
                                                                      |          calculating the fund's NAV.                     |
--------------------------------   ---------------------------------  |  ----------------------------------------             ---|
                                                    |                 |                    |
                                                    |                 |                    |
                                                    ----------------------------------------
                                                                      |
                                                                      |
                                                         ------------------------------
                                                                   Trustees

                                                         Oversee the fund's activities.
                                                         ------------------------------

                                                                 FUND DETAILS 19

--------------------------------------------------------------------------------
Business structure

Adviser

John Hancock Investment Management Services, LLC is the Adviser to the fund.

The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Trust.

The Adviser does not itself manage any of the fund's portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of the Trust.

The Trust relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as subadviser to a portfolio) (an Affiliated Subadviser) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Subadviser
Pzena Investment Management, LLC (Pzena) serves as subadviser to the funds. Pzena is a private company, founded in 1995. As of November, 2006 Pzena managed on a worldwide basis more than $26.2 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.

20 FUND DETAILS

--------------------------------------------------------------------------------
Management biographies

Below is a list of the portfolio managers for the fund, including a brief summary of their business careers over the past five years. The fund's SAI includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Richard S. Pzena
----------------------------------------------
Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment
  Management, LLC
  Began business career in 1980

John P. Goetz
----------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005) of Pzena
  Investment Management, LLC
  Director of Research, Pzena Investment
  Management, LLC (1996-2005)
  Joined subadviser in 1996
  Began business career in 1979

Antonio DeSpirito III
----------------------------------------------
Principal (since 1999) and portfolio manager
  (since 2000), Pzena Investment
  Management, LLC (since 1996)
  Joined subadviser in 1996
  Began business career in 1993

                                                                FUND DETAILS  21

--------------------------------------------------------------------------------
Financial highlights

This section normally details the performance of the fund. Because the fund has not yet commenced operations, there are no financial highlights to report.

22 FUND DETAILS

For more information
-----------------------------------------------------------------------------------------------------------------------------------
Two documents are available that offer further
information on the Classic Value Mega Cap Fund:

Annual/Semiannual Report to Shareholders                     To request a free copy of the current annual/semiannual report or the
Includes financial statements, a discussion of the           SAI, please contact John Hancock:
market conditions and investment strategies that
significantly affected performance, as well as the           By mail: John Hancock Signature Services, Inc.
auditors' report (in annual report only).                    1 John Hancock Way, Suite 1000
                                                             Boston, MA 02217-1000
Statement of Additional Information (SAI)
The SAI contains more detailed information on all            By phone: 1-800-225-5291
aspects of the fund. The SAI includes a summary of
the fund policy regarding disclosure of its                  By EASI-Line: 1-800-338-8080
portfolio holdings. The current annual report is
included in the SAI. A current SAI has been filed            By TDD: 1-800-554-6713
with the Securities and Exchange Commission and is
incorporated by reference into (is legally a part            In addition, you may visit the funds' Web site at www.jhfunds.com to
of) this prospectus.                                         obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.


                                                             Or you may view or obtain these documents from the SEC:

                                                             By mail: Public Reference Section
                                                             Securities and Exchange Commission
                                                             Washington, DC 20549-0102
                                                             (duplicating fee required)

                                                             In person: at the SEC's Public Reference Room in Washington, DC. For
                                                             access to the Reference Room call 1-202-942-8090

                                                             By electronic request: publicinfo@sec.gov
                                                             (duplicating fee required)

                                                             On the Internet: www.sec.gov SEC number: 811-21777


(C)2006 JOHN HANCOCK FUNDS, LLC 3220PN 2/07


[LOGO] John Hancock(R)
 the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

-----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
-----------------------------------

[LOGO]  John Hancock(R)
       -----------------
         Mutual Funds

                                                                   John Hancock
                                                     Classic Value Mega Cap Fund

                                                                 CLASS I SHARES



Prospectus
2.28.2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK CLASSIC VALUE MEGA CAP FUND              4
-------------------------------------------------------

PRINCIPAL RISKS
-------------------------------------------------------
Description of principal risks                        6

YOUR ACCOUNT
-------------------------------------------------------
Who can buy shares                                    9
Opening an account                                    9
Buying shares                                        10
Selling shares                                       11
Transaction policies                                 13
Dividends and account policies                       14
Additional investor services                         15

FUND DETAILS
-------------------------------------------------------
Business structure                                   16
Management biographies                               18
Financial highlights                                 19
FOR MORE INFORMATION                         BACK COVER
-------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK CLASSIC VALUE MEGA CAP FUND
This prospectus contains information regarding the Classic Value Mega Cap Fund (the fund), a series of John Hancock Funds III (the Trust). A summary description of the fund, which sets forth the fund's investment objective and describes the fund's principal investment strategies and principal risks, is provided in the next section of this prospectus. The summary is not designed to be all-inclusive and the fund may make investments, employ strategies and be exposed to risks that are not contained in the fund's summary description. More information about the fund's investment and strategy is set forth in the Statement of Additional Information (SAI).

WHO MAY WANT TO INVEST
The fund may be appropriate for investors who:

- have longer time horizons

- want to diversify their portfolios

- are seeking funds for the equity portion of an asset allocation portfolio

- are investing for retirement or other goals that are many years in the future


The fund may NOT be appropriate if you:

- are investing with a shorter time horizon in mind

- are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds such as the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in this Portfolio, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM
John Hancock Investment Management Services, LLC (the Adviser) is the adviser to John Hancock Funds III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

A concise fund description begins on the next page. The description provides the following information:

[graphic]   Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[graphic]   Past performance
The fund's total return, measured year-by-year and over time.

[graphic]   Principal risks
The major risk factors associated with the fund.

[graphic]   Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

--------------------------------------------------------------------------------
Classic Value Mega Cap Fund
--------------------------------------------------------------------------------

[graphic]   Goal and strategy

GOAL: The fund seeks long-term growth of capital.

STRATEGY: To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 250 largest publicly traded U.S. companies. (As of January 1, 2007, this included companies with market values above approximately $xx billion). Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power. The fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

- Cheap on the basis of current price to estimated normal level of earnings
- Current earnings below normal levels
- A sound plan to restore earnings to normal
- A sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

--------------------------------------------------------------------------------
[graphic] Past performance
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.


4  CLASSIC VALUE MEGA CAP FUND

[graphic]   Principal risks
The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

- Market risk -- Equity securities
- Market risk -- Value securities
- Derivatives risk
- Foreign investment risk
- Currency risk
- Non-diversification risk
- Credit and counterparty risk
- Management risk

SUBADVISER

Pzena Investment Management, LLC (Pzena)

Responsible for day-to-day investment management; Founded in 1995; Supervised by the Adviser.

See page 18 for the management biographies.

--------------------------------------------------------------------------------
[graphic] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

--------------------------------------------------------------------------------
 Annual operating expenses                                               Class I
--------------------------------------------------------------------------------
 Management fee(1)                                                        0.850%
--------------------------------------------------------------------------------
 Other expenses                                                          [     ]
--------------------------------------------------------------------------------
 Total fund operating expenses                                           [     ]
--------------------------------------------------------------------------------
 Contractual expense reimbursement (at least until 6-30-08)              [     ]
--------------------------------------------------------------------------------
 Net annual operating expenses(2)                                        [     ]
--------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

----------------------------------
 Expenses      Year 1      Year 3
----------------------------------
 Class I      $[   ]     $[   ]
----------------------------------

1 The management fees paid to the Adviser are subject to a breakpoint schedule: 0.850% for aggregate assets under management up to and including $2.5 billion, 0.825% for aggregate assets under management in excess of $2.5 billion and up to and including $5 billion, and a final rate of 0.800% for aggregate assets under management in excess of $5 billion.

2   [The Adviser has agreed contractually to reimburse for certain fund level
    expenses that exceed [     ] of the average annual net assets, or to make
    a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as
    follows: [     ]% for Class I. This expense reimbursement shall continue
    in effect until [     ] thereafter until terminated by the Adviser on
    notice to the Trust.]


                                                 CLASSIC VALUE MEGA CAP FUND   5

--------------------------------------------------------------------------------
Principal Risks
--------------------------------------------------------------------------------
Description of principal risks

The following chart identifies the Principal Risks associated with the fund. Risks not marked for the fund may, however, still apply to some extent to the fund at various times.

                                                      Foreign                Non-              Credit and
                               Market   Derivatives   Investment  Currency   Diversification   Counterparty   Management
                               Risk     Risk          Risk        Risk       Risk              Risk           Risk
--------------------------------------------------------------------------------------------------------------------------
Classic Value Mega Cap Fund    [ ]       [ ]            [ ]        [ ]           [ ]              [ ]           [ ]
--------------------------------------------------------------------------------------------------------------------------

Factors that may affect the fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The fund could be subject to additional risks because the types of investments made by the fund may change over time. The SAI includes more information about the fund and its investments.

Market risk
The fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the fund. General market risks associated with investments in equity and fixed-income securities include the following:

Equity securities
A principal risk of the fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.

The fund maintains substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.


Value securities

Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the subadviser anticipates. The risks are particularly pronounced for the fund, which invests primarily in value securities.

Derivatives risk
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties,


6  PRINCIPAL RISKS
the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund.

Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track.
Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

Foreign investment risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the fund's investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the fund, which may invest a significant portion of its assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk
Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which the fund's investments are traded, or currencies in which the fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

The fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. The fund may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in the fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the fund, which regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The fund is not "diversified" within the meaning of the Investment Company Act of 1940, as amended (1940 Act). This means it is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the fund's investment strategies or techniques may be more pronounced for the fund than for funds that are "diversified."

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract, or a borrower of the fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic


                                                              PRINCIPAL RISKS  7
or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, the subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than Baa3 by Moody's or BBB- by S&P, or determined by the subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, the fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the credit-worthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Management risk
The fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.


8  PRINCIPAL RISKS

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Your account
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Who can buy shares
Class I shares are offered without any sales charge to certain types of investors, as noted below:

- Retirement and other benefit plans and their participants
- Rollover assets for participants whose plans are invested in the fund
- Endowment funds and foundations
- Any state, county or city, or its instrumentality, department, authority or agency
- Accounts registered to insurance companies, trust companies and bank trust departments
- Investment companies not affiliated with the Adviser
- Investors who participate in fee-based, wrap and other investment platform programs
- Any entity that is considered a corporation for tax purposes
- Fund trustees and other individuals who are affiliated with these and other John Hancock funds

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Opening an account
1  Read this prospectus carefully.

2  Determine if you are eligible, by referring to "Who can buy shares" above.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-888-972-8696.

5  Make your initial investment using the table on the next page.

6  Important information about opening a new account
   To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
   Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

   For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

   For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Applications for more details.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries
Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

- directly, by the payment of sales commissions, if any;
- indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC, the distributor, may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.


                                                                 YOUR ACCOUNT  9

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Buying shares

            Opening an account                                                  Adding to an account
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By check
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[graphic]   - Make out a check for the investment amount, payable to            - Make out a check for the investment amount,
              "John Hancock Signature Services, Inc."                             payable to "John Hancock Signature Services, Inc."
            - Deliver the check and your completed application to your          - Fill out the detachable investment slip from an
              financial representative, or mail them to Signature                 account statement. If no slip is available,
              Services (address below).                                           include a note specifying the fund name, your
                                                                                  share class, your account number and the name(s)
                                                                                  in which the account is registered.
                                                                                - Deliver the check and your investment slip or note
                                                                                  to your financial representative, or mail them to
                                                                                  Signature Services (address below).

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By exchange
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[graphic]   - Call your financial representative or Signature Services to       - Call your financial representative or Signature
              request an exchange.                                                Services to request an exchange.
            - You may only exchange Class I shares for other Class I shares     - You may only exchange Class I shares for other
              or Money Market Fund Class A shares.                                Class I shares or Money Market Fund Class A
                                                                                  shares.

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By wire
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[graphic]   - Deliver your completed application to your financial              - Obtain wiring instructions by calling Signature
              representative, or mail it to Signature Services.                   Services at 1-800-225-5291.
            - Obtain your account number by calling your financial              - Instruct your bank to wire the amount of your
              representative or Signature Services.                               investment. Specify the fund name, your choice of
            - Obtain wiring instructions by calling Signature Services at         share class, the new account number and the
              1-800-225-5291.                                                     name(s) in which the account is registered. Your
            Specify the fund name, your choice of share class, the new            bank may charge a fee to wire funds.
            account number and the name(s) in which the account is
            registered. Your bank may charge a fee to wire funds.

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By phone
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[graphic]   See "By exchange" and "By wire."                                    - Verify that your bank or credit union is a member
                                                                                  of the Automated Clearing House (ACH) system.
                                                                                - Complete the "Bank Information" section on your
                                                                                  account application.
                                                                                - Call EASI-Line for automated service 24 hours a
                                                                                  day using your touch-tone phone at 1-800-338-8080.
                                                                                - Call your financial representative or call
                                                                                  Signature Services between 8 A.M. and 7 P.M.
                                                                                  Eastern Time on most business days.

                                                                                To open or add to an account using the Monthly
                                                                                Automatic Accumulation Program, see "Additional
                                                                                investor services."

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Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
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10  YOUR ACCOUNT

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Selling shares

                                                                                To sell some or all of your shares
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By letter
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[graphic]   - Sales of any amount.                                              - Write a letter of instruction indicating the fund
                                                                                  name, your account number, your share class, the
                                                                                  name(s) in which the account is registered and the
                                                                                  dollar value or number of shares you wish to sell.
                                                                                - Include all signatures and any additional
                                                                                  documents that may be required (see next page).
                                                                                - Mail the materials to Signature Services.
                                                                                - A check or wire will be sent according to your
                                                                                  letter of instruction.
                                                                                - Certain requests will require a Medallion
                                                                                  signature guarantee. Please refer to "Selling
                                                                                  shares in writing" on the next page.

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By phone
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[graphic]   Amounts up to $100,000:                                             - Redemption proceeds of up to $100,000 may be sent
            - Most accounts.                                                      by wire or by check. A check will be mailed to
                                                                                  the exact name(s) and address on the account.
                                                                                - To place your request with a representative at
                                                                                  John Hancock Funds, call Signature Services
                                                                                  between 8:30 A.M. and 5:00 P.M. Eastern Time on
                                                                                  most business days or your financial
                                                                                  representative.
            Amounts up to $5 million:
            - Available to the following types of accounts: custodial           - Redemption proceeds exceeding $100,000 must be
              accounts held by banks, trust companies or broker-dealers;          wired to your designated bank account.
              endowments and foundations; corporate accounts; group
              retirement plans; and pension accounts (excluding IRAs, 403(b)
              plans and all John Hancock custodial retirement accounts).

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By wire or electronic funds transfer (EFT)
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[graphic]   - Requests by letter to sell any amount.                            - To verify that the telephone redemption privilege
            - Qualified requests by phone to sell up to $5 million                is in place on an account, or to request the forms
              (accounts with telephone redemption privileges).                    to add it to an existing account, call Signature
                                                                                  Services.
                                                                                - Amounts of $5 million or more will be wired on the
                                                                                  next business day.
                                                                                - Amounts up to $100,000 may be sent by EFT or by
                                                                                  check. Funds from EFT transactions are generally
                                                                                  available by the second business day. Your bank
                                                                                  may charge a fee for this service.

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By exchange
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[graphic]   - Sales of any amount.                                              - Obtain a current prospectus for the fund into
                                                                                  which you are exchanging by calling your financial
                                                                                  representative or Signature Services.
                                                                                - You may only exchange for Class I shares, for
                                                                                  other Class I shares or Money Market Fund Class A
                                                                                  shares.
                                                                                - Call your financial representative or Signature
                                                                                  Services to request an exchange.


                                                                YOUR ACCOUNT  11

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

- your address of record has changed within the past 30 days
- you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock.
- you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).
- you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

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Seller                                                         Requirements for written requests
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Owners of individual, joint or UGMA/UTMA accounts              - Letter of instruction.
(custodial accounts for minors).                               - On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
                                                               - Medallion signature guarantee if applicable (see above).

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Owners of corporate, sole proprietorship, general              - Letter of instruction.
partner or association accounts.                               - Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.
                                                               - On the letter and the resolution, the signature of the person(s)
                                                                 authorized to sign for the account.
                                                               - Medallion signature guarantee if applicable (see above).

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Owners or trustees of trust accounts.                          - Letter of instruction.
                                                               - On the letter, the signature(s) of the trustee(s).
                                                               - Copy of the trust document certified within the past 12 months or a
                                                                 John Hancock Funds trust certification form.
                                                               - Medallion signature guarantee if applicable (see above).

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Joint tenancy shareholders with rights of survivorship         - Letter of instruction signed by surviving tenant.
with a deceased co-tenant(s).                                  -  Copy of death certificate.
                                                               -  Medallion signature guarantee if applicable (see above).
                                                               -  Inheritance tax waiver (if applicable).

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Executors of shareholder estates.                              - Letter of instruction signed by executor.
                                                               - Copy of order appointing executor, certified within the past 12 months.
                                                               - Medallion signature guarantee if applicable (see above).
                                                               - Inheritance tax waiver (if applicable).

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Administrators, conservators, guardians and other              Call 1-800-225-5291 for instructions.
sellers or account types not listed above.

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-------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
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12  YOUR ACCOUNT

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Transaction policies

Valuation of shares
The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). Each fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to spe-cific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests
Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, a fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges
You may exchange Class I shares for Class I shares of other John Hancock funds or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading
The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. Each fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that a fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. Each fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.


Exchange limitation policies
The funds' board of trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.


                                                                YOUR ACCOUNT  13

Limitation on exchange activity
Each fund, through its agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to each fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, each fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of a fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk
To the extent that a fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares
The funds do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

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Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment that affects your account balance)
- after any changes of name or address of the registered owner(s)
- in all other circumstances, at least quarterly


14  YOUR ACCOUNT

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The funds declare and pay any income dividends quarterly. Capital gains, if any, are typically distributed annually.

Dividend reinvestments
Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable, or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you redeem or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

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Additional investor services

Disclosure of Portfolio Holdings
The fund's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix C of the Statement of Additional Information and the portfolio holdings information can be found at: http://www.jhfunds.com. The holdings of the fund will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The fund's Form N-CSR and Form N-Q will contain the fund's entire holdings as of the applicable calendar quarter end.


                                                                YOUR ACCOUNT  15

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Fund details
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Business structure
The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the fund's investment policy goal without shareholder approval.

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Management fees

The management fee listed in this table represents the applicable rate on the fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund's breakpoint schedule (as described earlier in the fund's summary description) consistent with the actual assets in the fund. Please refer to the SAI for more information regarding the management fee. The management fee paid to the Adviser by the fund is as follows:

Fund                        % of net assets
---------------------------------------------
Classic Value Mega Cap      0.85%


16  FUND DETAILS

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Business structure

Adviser

John Hancock Investment Management Services, LLC, 601 Congress Street, Boston, MA 02210-2805 is the Adviser to the fund.

The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Trust.

The Adviser does not itself manage any of the fund's portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of the Trust.

The Trust relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as subadviser to a portfolio) (an Affiliated Subadviser) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Subadviser

Pzena Investment Management, LLC (Pzena) serves as subadviser to the funds. Pzena is a private company, founded in 1995. As of November, 2006 Pzena managed on a worldwide basis more than $26.2 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.


17  FUND DETAILS

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Management biographies
Below is a list of the portfolio managers for the fund, including a brief summary of their business careers over the past five years. The fund's SAI includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Richard S. Pzena
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Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment Management, LLC
 Began business career in 1980

John P. Goetz
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Managing principal (since 1997) and co-chief investment officer (since 2005) of Pzena Investment Management, LLC
 Director of Research, Pzena Investment Management, LLC (1996-2005)
 Joined subadviser in 1996
 Began business career in 1979


Antonio DeSpirito III
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Principal (since 1999) and portfolio manager (since 2000), Pzena Investment
 Management, LLC (since 1996)
 Joined subadviser in 1996
 Began business career in 1993


                                                                FUND DETAILS  18

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Financial highlights
This section normally details the performance of the fund. Because the fund has not yet commenced operations, there are no financial highlights to report.


19  FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock Funds III:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

(C)2006 JOHN HANCOCK FUNDS, LLC 322IPN 2/07

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov SEC number: 811-21777

[LOGO]  John Hancock(R)
        the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

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Now available: electronic delivery
www.jhfunds.com/edelivery
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[LOGO] John Hancock
       ------------
       MUTUAL FUNDS

                                                                    John Hancock
                                                     Classic Value Mega Cap Fund

                                                                CLASS R1 SHARES

Prospectus
2.28.2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents
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JOHN HANCOCK CLASSIC VALUE MEGA CAP FUND                                       4
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PRINCIPAL RISKS
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Description of principal risks                                                 6

YOUR ACCOUNT
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Who can buy Class R1 shares                                                    9
Class R1 shares cost structure                                                 9
Additional payments to financial intermediaries                                9
Opening an account                                                             9
Information for plan participants                                             10
Buying shares                                                                 11
Selling shares                                                                12
Transaction policies                                                          14
Dividends and account policies                                                16
Additional investor services                                                  16

FUND DETAILS
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Business structure                                                            17
Management biographies                                                        19
Financial highlights                                                          20
FOR MORE INFORMATION                                                  BACK COVER
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Overview
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FUND INFORMATION KEY
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JOHN HANCOCK CLASSIC VALUE MEGA CAP FUND
This prospectus contains information regarding the Classic Value Mega Cap Fund (the fund), a series of John Hancock Funds III (the Trust). A summary description of the fund, which sets forth the fund's investment objective and describes the fund's principal investment strategies and principal risks, is provided in the next section of this prospectus. The summary is not designed to be all-inclusive and the fund may make investments, employ strategies and be exposed to risks that are not contained in the fund's summary description. More information about the fund's investment and strategy is set forth in the Statement of Additional Information (SAI).

WHO MAY WANT TO INVEST
The fund may be appropriate for investors who:

-    have longer time horizons
-    want to diversify their portfolios
-    are seeking funds for the equity portion of an asset allocation portfolio
- are investing for retirement or other goals that are many years in the future

The fund may NOT be appropriate if you:

-    are investing with a shorter time horizon in mind
-    are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS
Mutual funds such as the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM
John Hancock Investment Management Services, LLC (the Adviser) is the adviser to John Hancock Funds III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND INFORMATION KEY
--------------------

A concise fund description begins on the next page. The description provides the following information:

[GRAPHIC] Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC] Past performance
The fund's total return, measured year-by-year and over time.

[GRAPHIC] Principal risks
The major risk factors associated with the fund.

[GRAPHIC] Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

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Classic Value Mega Cap Fund
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[GRAPHIC] Goal and strategy
GOAL: The fund seeks long-term growth of capital.
STRATEGY: To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 250 largest publicly traded U.S. companies. (As of January 1, 2007, this included companies with market values above approximately $xx billion). Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power. The fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

-    Cheap on the basis of current price to estimated normal level of earnings
-    Current earnings below normal levels
-    A sound plan to restore earnings to normal
-    A sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

[GRAPHIC] Past performance
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

4 CLASSIC VALUE MEGA CAP FUND

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[GRAPHIC] Principal risks
The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

-    Market risk -- Equity securities
-    Market risk -- Value securities
-    Derivatives risk
-    Foreign investment risk
-    Currency risk
-    Non-diversification risk
-    Credit and counterparty risk
-    Management risk

SUBADVISER

Pzena Investment Management, LLC (Pzena)

Responsible for day-to-day investment management; Founded in 1995; Supervised by the Adviser.

See page 19 for the management biographies.

[GRAPHIC] Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

Annual operating expenses                                                  Class R1
Management fee1                                                              0.850%
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Distribution and service (12b-1) fees                                       [0.25]%
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Other expenses                                                               [   ]%
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Total fund operating expenses                                                [   ]%
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Contractual expense reimbursement (at least until [2-27-08])                 [    ]
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Net annual operating expenses2                                               [    ]%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

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Expenses                                                         Year 1      Year 3
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Class R1                                                        $  [   ]    $  [   ]
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1 The management fees paid to the Adviser are subject to a breakpoint schedule: 0.850% for aggregate assets under management up to and including $2.5 billion, 0.825% for aggregate assets under management in excess of $2.5 billion and up to and including $5 billion, and a final rate of 0.800% for aggregate assets under management in excess of $5 billion.

2 [The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed [0.11%] of the average annual net assets, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows:
     [ ]% for Class R1. This expense reimbursement shall continue in effect until [ ] and thereafter until terminated by the Adviser on notice to the Trust.]

                                                   CLASSIC VALUE MEGA CAP FUND 5

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Principal Risks
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Description of principal risks

The following chart identifies the Principal Risks associated with the fund. Risks not marked for the fund may, however, still apply to some extent to the fund at various times.

                                                     Foreign                 Non-              Credit and
                              Market   Derivatives   Investment   Currency   Diversification   Counterparty   Management
                              Risk     Risk          Risk         Risk       Risk              Risk           Risk
------------------------------------------------------------------------------------------------------------------------
Classic Value Mega Cap Fund     -           -            -           -              -               -             -

Factors that may affect the fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The fund could be subject to additional risks because the types of investments made by the fund may change over time. The SAI includes more information about the fund and its investments.

Market risk
The fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the fund. General market risks associated with investments in equity and fixed-income securities include the following:

Equity securities
A principal risk of the fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.

The fund maintains substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value securities
Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the subadviser anticipates. The risks are particularly pronounced for the fund, which invests primarily in value securities.

Derivatives risk
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties,

6 PRINCIPAL RISKS
the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund.

Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track.

Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

Foreign investment risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the fund's investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the fund, which may invest a significant portion of its assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk
Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which the fund's investments are traded, or currencies in which the fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

The fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. The fund may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in the fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the fund, which regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The fund is not "diversified" within the meaning of the Investment Company Act of 1940, as amended (1940 Act). This means it is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the fund's investment strategies or techniques may be more pronounced for the fund than for funds that are "diversified."

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract, or a borrower of the fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic

                                                               PRINCIPAL RISKS 7
or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, the subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than Baa3 by Moody's or BBB-- by S&P, or determined by the subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, the fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the credit-worthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Management risk
The fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

8 PRINCIPAL RISKS

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Your account
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Who can buy Class R1 shares
Class R1 shares are available to certain types of investors, as noted below:

- 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).
- The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R1 shares in certain investment products or programs.
- Class R1 shares are available only to retirement plans where Class R1 shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).
- Rollover individual retirement accounts are available for participants whose plans are already invested in John Hancock Class R1 shares.

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.

--------------------------------------------------------------------------------
Class R1 shares cost structure
Class R1 shares are offered without any front-end or contingent deferred sales charges.

Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
Additional payments to financial intermediaries
Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

-    directly, by the payment of sales commissions, if any; and
-    indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC, the distributor, may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The statement of additional information discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

--------------------------------------------------------------------------------
Opening an account

1    Read this prospectus carefully.
2    Determine if you are eligible, referring to "Who can buy Class R1 shares."
3 Eligible retirement plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the fund. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R1 shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from his/her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. (Signature Services), the fund's transfer agent, at 1-888-972-8696.

                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------
Information for plan participants
Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the funds.

10 YOUR ACCOUNT

FOR IRA ROLLOVER ACCOUNTS ONLY
--------------------------------------------------------------------------------
Buying shares


                      Opening an account                         Adding to an account
                      ------------------                         --------------------
----------------------------------------------------------------------------------------------
By check
----------------------------------------------------------------------------------------------

[GRAPHIC] -    Make out a check for the investment    -    Make out a check for the investment
               amount, payable to "John Hancock            amount, payable to "John Hancock
               Signature Services, Inc."                   Signature Services, Inc."

          -    Deliver the check and your             -    Fill out the detachable investment
               completed application to your               slip from an account statement,
               financial representative, or mail           please complete it in its entirety.
               them to Signature Services (address         If no slip is available, include a
               below).                                     note specifying the fund name(s),
                                                           your share class, your account
                                                           number and the name(s) in which the
                                                           account is registered.

                                                      -    Deliver the check and your
                                                           investment slip or note to your
                                                           financial representative, or mail
                                                           them to Signature Services (address
                                                           below).
----------------------------------------------------------------------------------------------
By exchange
----------------------------------------------------------------------------------------------

[GRAPHIC] -    Call your financial representative     -    Call your financial representative
               or Signature Services to request an         or Signature Services to request an
               exchange.                                   exchange.

          -    You may only exchange Class R          -    You may only exchange Class R
               shares for other Class R shares or          shares for other Class R shares or
               Money Market Fund Class A shares.           Money Market Fund Class A shares.
----------------------------------------------------------------------------------------------
By wire
----------------------------------------------------------------------------------------------

[GRAPHIC] -    Deliver your completed application     -    Obtain wiring instructions by
               to your financial representative,           calling Signature Services.
               or mail it to Signature Services.
                                                      -    Instruct your bank to wire the
          -    Obtain your account number by               amount of your investment. Specify
               calling your financial                      the fund name(s), the share class,
               representative or Signature                 your account number and the name(s)
               Services.                                   in which the account is registered.
                                                           Your bank may charge a fee to wire
          -    Obtain wiring instructions by               funds.
               calling Signature Services.

          -    Instruct your bank to wire the
               amount of your investment. Specify
               the fund name(s), the share class,
               the new account number and the
               name(s) in which the account is
               registered. Your bank may charge a
               fee to wire funds.
----------------------------------------------------------------------------------------------
By phone
----------------------------------------------------------------------------------------------

[GRAPHIC] See "By exchange" and "By wire."            -    Verify that your bank or credit
                                                           union is a member of the Automated
                                                           Clearing House (ACH) system.

                                                      -    Complete the "To Purchase, Exchange
                                                           or Redeem Shares via Telephone" and
                                                           "Bank Information" sections on your
                                                           account application.

                                                      -    Call Signature Services to verify
                                                           that these features are in place on
                                                           your account.

                                                      -    Call your financial representative
                                                           or Signature Services with the fund
                                                           name(s), your share class, your
                                                           account number, the name(s) in
                                                           which the account is registered and
                                                           the amount of your investment.


----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-888-972-8696

Or contact your financial representative
for instructions and assistance.
----------------------------------------

                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
Selling shares


                                                      To sell some or all of your shares
----------------------------------------------------------------------------------------------
By letter
----------------------------------------------------------------------------------------------

[GRAPHIC] -    Sales of any amount.                   -    Write a letter of instruction
          -    Certain requests will require a             indicating the fund name, your
               Medallion signature guarantee.              account number, your share class,
               Please refer to "Selling shares in          the name(s) in which the account is
               writing" (see next page).                   registered and the dollar value or
                                                           number of shares you wish to sell.

                                                      -    Include all signatures and any
                                                           additional documents that may be
                                                           required (see next page).

                                                      -    Mail the materials to Signature
                                                           Services.

                                                      -    A check or wire will be sent
                                                           according to your letter of
                                                           instruction.
----------------------------------------------------------------------------------------------
By phone
----------------------------------------------------------------------------------------------

[GRAPHIC] -    Sales of up to $100,000.               -    To place your request with a
                                                           representative at John Hancock
                                                           Funds, call Signature Services
                                                           between 8:30 A.M. and 5:00 P.M.
                                                           Eastern Time on most business days
                                                           or your financial representative.

                                                      -    Redemption proceeds of up to
                                                           $100,000 may be sent by wire or by
                                                           check. A check will be mailed to
                                                           the exact name(s) and address on
                                                           the account. Redemption proceeds
                                                           exceeding $100,000 must be wired to
                                                           your designated bank account.
----------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
----------------------------------------------------------------------------------------------

[GRAPHIC] -    Requests by letter to sell any         -    To verify that the telephone
               amount.                                     redemption privilege is in place on
                                                           an account, or to request the forms
          -    Requests by phone to sell up to             to add it to an existing account,
               $100,000 (accounts with telephone           call Signature Services.
               redemption privileges).
                                                      -    Amounts of $5 million or more will
                                                           be wired on the next business day.

                                                      -    Amounts up to $100,000 may be sent
                                                           by EFT or by check. Funds from EFT
                                                           transactions are generally
                                                           available by the second business
                                                           day. Your bank may charge a fee for
                                                           this service.
----------------------------------------------------------------------------------------------
By exchange
----------------------------------------------------------------------------------------------

[GRAPHIC] -    Sales of any amount.                   -    Obtain a current prospectus for the
                                                           fund into which you are exchanging
                                                           by calling your financial
                                                           representative or Signature
                                                           Services.

                                                      -    You may only exchange Class R
                                                           shares for other Class R shares or
                                                           Money Market Fund Class A shares.

                                                      -    Call your financial representative
                                                           or Signature Services to request an
                                                           exchange.

12 YOUR ACCOUNT

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-    your address of record has changed within the past 30 days
-    you are selling more than $100,000 worth of shares
- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller                                                       Requirements for written requests
Owners of individual retirement accounts and certain other   -    Letter of instruction.
retirement accounts.                                         -    On the letter, the signatures of
                                                                  all persons authorized to sign for
                                                                  the account, exactly as the account
                                                                  is registered.
                                                             -    Signature guarantee if applicable
                                                                  (see above).
                                                             -    Corporate business/organization
                                                                  resolution if applicable.
-----------------------------------------------------------------------------------------------------
Executors of shareholder estates.                            -    Letter of instruction signed by
                                                                  executor.
                                                             -    Copy of order appointing executor,
                                                                  certified within the past 12
                                                                  months.
                                                             -    Signature guarantee if applicable
                                                                  (see above).
-----------------------------------------------------------------------------------------------------

-----------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-888-972-8696

Or contact your financial representative
for instructions and assistance.
-----------------------------------------

                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Purchase and redemption prices
When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of requests
The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges
You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1 shares.

Excessive trading
The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determines that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel, purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into the fund account in an amount of $5,000 or more, exchanges $1,000 or more out of the fund account within 30 calendar

14 YOUR ACCOUNT
days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk
To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

The fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of the fund's portfolio. The fund, which invests in the types of securities discussed above, may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares
The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
-    after any changes of name or address of the registered owner(s)
-    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable, or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends
Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you redeem or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
Additional investor services

Disclosure of Portfolio Holdings
The fund's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix C of the Statement of Additional Information and the portfolio holdings information can be found at: http://www.jhfunds.com. The holdings of the fund will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The fund's Form N-CSR and Form N-Q will contain the fund's entire holdings as of the applicable calendar quarter end.

16 YOUR ACCOUNT

--------------------------------------------------------------------------------
Fund details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure
The diagram below shows the basic business structure used by John Hancock Funds
III. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the fund's investment policy goal without shareholder approval.

--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------

The management fee listed in this table represents the applicable rate on the fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund's breakpoint schedule (as described earlier in the fund's summary description) consistent with the actual assets in the fund. Please refer to the SAI for more information regarding the management fee. The management fee paid to the Adviser by the fund is as follows:

Fund                                      % of net assets
---------------------------------------------------------
Classic Value Mega Cap                    0.85%
---------------------------------------------------------

                                                               --------------
                                                                Shareholders -----------------------|
                                                               --------------                       |
                                                                     |                              |
                                                                     |                              |
            |---                                -----------------------------------------------     |
            |                                            Financial services firms and               |
            |                                                their representatives                  |
            |                                                                                       |
            |                                           Advise current and prospective              |
            |     Distribution and     |-------- shareholders on their fund investments, often -----|
            |   shareholder services   |          in the context of an overall financial plan.      |
            |                          |        -----------------------------------------------     |
            |                          |                                                            |
            |                          |                                                            |
            |     -------------------------------------------              --------------------------------------------------
            |                 Principal distributor                                          Transfer agent
            |
            |                John Hancock Funds, LLC                              John Hancock Signature Services, Inc.
            |
            |        Markets the fund and distributes shares                 Handles shareholder services, including record-
            |     through selling brokers, financial planners              keeping and statements, distribution of dividends
            |         and other financial representatives.                      and processing of buy and sell requests.
            |---  -------------------------------------------              --------------------------------------------------
                                       |                                                            |
                                       |                                                            |
                                       --------------------------------------------------------------
                                                                      |
--------------------------------   ---------------------------------  |  ----------------------------------------             ---|
           Subadviser                      Investment adviser         |                   Custodian                              |
                                                                      |                                                          |
        Pzena Investment                 John Hancock Investment      |         State Street Bank & Trust Co.                    |
        Management, LLC                 Management Services, LLC      |             2 Avenue de Lafayette                        |
120 West 45th Street, 20th Floor           601 Congress Street        |               Boston, MA 02111                   Asset   |
       New York, NY 10036       ---      Boston, MA 02210-2805        |                                               management |
                                                                      |     Holds the fund's assets, settles all                 |
  Provides portfolio management     Manages the fund's business and   |    portfolio trades and collects most of                 |
          to the fund.                   investment activities.       |       the valuation data required for                    |
                                                                      |          calculating the fund's NAV.                     |
--------------------------------   ---------------------------------  |  ----------------------------------------             ---|
                                                    |                 |                    |
                                                    |                 |                    |
                                                    ----------------------------------------
                                                                      |
                                                                      |
                                                         ------------------------------
                                                                   Trustees

                                                         Oversee the fund's activities.
                                                         ------------------------------

                                                                 FUND DETAILS 17

--------------------------------------------------------------------------------
Business structure

Adviser

John Hancock Investment Management Services, LLC, 601 Congress Street, Boston, MA 02210-2805 is the Adviser to the fund.

The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Trust.

The Adviser does not itself manage any of the fund's portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of the Trust.

The Trust relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as subadviser to a portfolio) (an Affiliated Subadviser) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Subadviser
Pzena Investment Management, LLC (Pzena) serves as subadviser to the funds. Pzena is a private company, founded in 1995. As of [ ] Pzena managed on a worldwide basis more than $[ ] for mutual funds and institutional investors, such as pension plans, endowments and foundations.

18 FUND DETAILS

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Management biographies

Below is a list of the portfolio managers for the fund, including a brief summary of their business careers over the past five years. The fund's SAI includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Richard S. Pzena
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Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment
 Management, LLC
 Began business career in 1980

John P. Goetz
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Managing principal (since 1997) and co-chief investment officer (since 2005) of Pzena
 Investment Management, LLC
 Director of Research, Pzena Investment
 Management, LLC (1996-2005)
 Joined subadviser in 1996
 Began business career in 1979

Antonio DeSpirito III
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Principal (since 1999) and portfolio manager
 (since 2000), Pzena Investment
 Management, LLC (since 1996)
 Joined subadviser in 1996
 Began business career in 1993

                                                                FUND DETAILS  19

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Financial highlights
This section normally details the performance of the fund. Because the fund has not yet commenced operations, there are no financial highlights to report.

20 FUND DETAILS

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For more information
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Two documents are available that offer further information on John Hancock Funds III.

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The SAI includes a summary of the fund policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

(C)2006 JOHN HANCOCK FUNDS, LLC

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC number: 811-21777

[LOGO]John Hancock
      the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

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Now available: electronic delivery
www.jhfunds.com/edelivery
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[LOGO]John Hancock
      ------------
      MUTUAL FUNDS

                                        John Hancock Classic Value Mega Cap Fund

                                                               CLASS NAV SHARES

Prospectus
2.28.2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents
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JOHN HANCOCK CLASSIC VALUE MEGA CAP FUND                                      4
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PRINCIPAL RISKS
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Description of principal risks                                                6

YOUR ACCOUNT
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Who can buy shares                                                            9
Class NAV cost structure                                                      9
Opening an account                                                            9
Transaction policies                                                          9
Dividends and account policies                                               11
Additional investor services                                                 11

FUND DETAILS
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Business structure                                                           12
Management biographies                                                       14
Financial highlights                                                         15

FOR MORE INFORMATION                                                 BACK COVER
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Overview
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JOHN HANCOCK CLASSIC VALUE MEGA CAP FUND
This prospectus contains information regarding the Classic Value Mega Cap Fund (the fund), a series of John Hancock Funds III (the Trust). A summary description of the fund, which sets forth the fund's investment objective and describes the fund's principal investment strategies and principal risks, is provided in the next section of this prospectus. The summary is not designed to be all-inclusive and the fund may make investments, employ strategies and be exposed to risks that are not contained in the fund's summary description. More information about the fund's investment and strategy is set forth in the Statement of Additional Information (SAI).

WHO MAY WANT TO INVEST
The fund may be appropriate for investors who:

-    have longer time horizons

-    want to diversify their portfolios

-    are seeking funds for the equity portion of an asset allocation portfolio

- are investing for retirement or other goals that are many years in the future

The fund may NOT be appropriate if you:

-    are investing with a shorter time horizon in mind

-    are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS
Mutual funds such as the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM
John Hancock Investment Management Services, LLC (the Adviser) is the adviser to John Hancock Funds III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND INFORMATION KEY
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A concise fund description begins on the next page. The description provides the following information:

[GRAPHIC] Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC] Past performance
The fund's total return, measured year-by-year and over time.

[GRAPHIC] Principal risks
The major risk factors associated with the fund.

[GRAPHIC] Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

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Classic Value Mega Cap Fund
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[GRAPHIC] Goal and strategy

GOAL: The fund seeks long-term growth of capital.

STRATEGY: To pursue this goal, the fund normally invests at least 80% of its net assets in domestic equity securities.

In managing the portfolio, the subadviser seeks to identify companies that it believes are currently undervalued relative to the market, based on estimated future earnings and cash flow. These companies generally have market values at valuation ratios, such as price-to-book, below market average, as defined by the Standard & Poor's 500 Index.

In choosing domestic securities, the subadviser screens a dynamic universe of the 250 largest publicly traded U.S. companies. (As of January 1, 2007, this included companies with market values above approximately $xx billion). Using fundamental research and a proprietary computer model, the subadviser ranks these companies from the cheapest to the most expensive on the basis of current share price to the subadviser's estimate of long-term earnings power. The fund has been classified as non-diversified and may invest more than 5% of assets in securities of individual companies.

The subadviser's management team intensively evaluates the cheapest companies to construct a portfolio of stocks that the subadviser believes generally have the following characteristics:

-    Cheap on the basis of current price to estimated normal level of earnings
-    Current earnings below normal levels
-    A sound plan to restore earnings to normal
-    A sustainable business advantage.

Before investing, the subadviser considers the value of an entire business relative to its price. The subadviser views itself as a long-term business investor, rather than a stock buyer. This systematic process is intended to ensure that the fund's portfolio avoids the emotional inputs that can lead to overvalued securities.

The subadviser approaches sell decisions from the same disciplined framework. The subadviser generally sells a security when it reaches fair value, there are more attractive opportunities, or there is a change in company fundamentals.

Under normal market conditions, the fund is almost entirely invested in stocks. The fund may invest in securities of foreign issuers.

In abnormal market conditions, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.
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[GRAPHIC] Past performance
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

4 CLASSIC VALUE MEGA CAP FUND

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[GRAPHIC] Principal risks
The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

-    Market risk -- Equity securities
-    Market risk -- Value securities
-    Derivatives risk
-    Foreign investment risk
-    Currency risk
-    Non-diversification risk
-    Credit and counterparty risk
-    Management risk

SUBADVISER

Pzena Investment Management, LLC (Pzena)

Responsible for day-to-day investment management; Founded in 1995; Supervised by the Adviser.

See page 21 for the management biographies.
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[GRAPHIC] Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

Annual operating expenses(1)                                          Class NAV
Management fee(1)                                                       0.850%
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Other expenses                                                         [    ]%
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Total fund operating expenses                                          [    ]%
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Contractual expense reimbursement (at least until 6-30-08)             [    ]%
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Net annual operating expenses(2)                                       [    ]%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                                                    Year 1       Year 3
Class NAV                                                   $[   ]       $[   ]
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1 The management fees paid to the Adviser are subject to a breakpoint schedule: 0.850% for aggregate assets under management up to and including $2.5 billion, 0.825% for aggregate assets under management in excess of $2.5 billion and up to and including $5 billion, and a final rate of 0.800% for aggregate assets under management in excess of $5 billion.

2 [The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed [ ] of the average annual net assets, also the Adviser has contractually agreed to reimburse certain fund level expenses for an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: [ ]% for Class NAV. This expense
     reimbursement shall continue in effect until [        ] thereafter until
     terminated by the Adviser on notice to the Trust.]

                                                  CLASSIC VALUE MEGA CAP FUND  5

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Principal Risks
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Description of principal risks
The following chart identifies the Principal Risks associated with the fund. Risks not marked for the fund may, however, still apply to some extent to the fund at various times.

                                                      Foreign                 Non-              Credit and
                               Market   Derivatives   Investment   Currency   Diversification   Counterparty   Management
                               Risk     Risk          Risk         Risk       Risk              Risk           Risk
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Classic Value Mega Cap Fund      -           -            -           -              -               -             -

Factors that may affect the fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The fund could be subject to additional risks because the types of investments made by the fund may change over time. The SAI includes more information about the fund and its investments.

Market risk
The fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the fund. General market risks associated with investments in equity and fixed-income securities include the following:

Equity securities
A principal risk of the fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.

The fund maintains substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value securities
Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price below what the subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market may not recognize the value of those companies, such that the price of their securities may decline or may not approach the value that the subadviser anticipates. The risks are particularly pronounced for the fund, which invest primarily in value securities.

Derivatives risk
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties,

6 PRINCIPAL RISKS
the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund.

Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track.

Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

Foreign investment risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the fund's investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the fund, which may invest a significant portion of its assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk
Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Currency risk includes both the risk that currencies in which the fund's investments are traded, or currencies in which the fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

The fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. The fund may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in the fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the fund, which regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Non-diversification risk
Overall risk can be reduced by investing in securities from a diversified pool of issuers, while overall risk is increased by investing in securities of a small number of issuers. The fund is not "diversified" within the meaning of the Investment Company Act of 1940, as amended (1940 Act). This means it is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. As a result, credit, market and other risks associated with the fund's investment strategies or techniques may be more pronounced for the fund than for funds that are "diversified."

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract, or a borrower of the fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic

                                                               PRINCIPAL RISKS 7
or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, the subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than Baa3 by Moody's or BBB-- by S&P, or determined by the subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, the fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the credit-worthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Management risk
The fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

8 PRINCIPAL RISKS

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Your account
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Who can buy shares
Class NAV shares are available to certain types of investors, as noted below:

- Class NAV shares are sold to certain affiliated funds, each of which is a "fund of funds" that invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are alos sold to certain institutional investors.

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Class NAV shares cost structure
-    No sales charges
-    No distribution and service (12b-1) fees

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries
Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

-    directly, by the payment of sales commissions, if any; and
-    indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC, the distributor, may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

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Opening an account

1    Read this prospectus carefully.
2    Determine if you are eligible, referring to "Who can buy shares" at left.
3 Permitted entities generally may open an account and purchase Class NAV shares, as the case may be, by contacting any broker, dealer, or other financial service firm authorized to sell Class NAV shares of the funds. There is no minimum initial investment for Class NAV shares. Eligible investors can obtain an account application by calling Signature Services at 1-888-972-8696.

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Transaction policies
Valuation of shares The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those

                                                                  YOUR ACCOUNT 9
days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading risk The fund is intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determines that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The fund, through its agents, undertake to use their best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio,

10 YOUR ACCOUNT
and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

The Fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of the fund's portfolio. The fund, which invests in the types of securities discussed above, may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
Dividends and account policies
Account statements In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
-    after any changes of name or address of the registered owner(s)
-    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable, or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you redeem or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
Additional investor services
Disclosure of Portfolio Holdings The fund's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix C of the Statement of Additional Information and the portfolio holdings information can be found at: http://www.jhfunds.com. The holdings of the fund will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The fund's Form N-CSR and Form N-Q will contain the fund's entire holdings as of the applicable calendar quarter end.

                                                                 YOUR ACCOUNT 11

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Fund details
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Business structure
The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the fund's investment policy goal without shareholder approval.

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Management fees

The management fee listed in this table represents the applicable rate on the fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund's breakpoint schedule (as described earlier in the fund's summary description) consistent with the actual assets in the fund. Please refer to the SAI for more information regarding the management fee. The management fee paid to the Adviser by the fund is as follows:

Fund                                                            % of net assets
--------------------------------------------------------------------------------
Classic Value Mega Cap                                          0.85%
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12 FUND DETAILS

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Business structure

Adviser
John Hancock Investment Management Services, LLC, 601 Congress Street, Boston, MA 02210-2805 is the Adviser to the fund.

The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Trust.

The Adviser does not itself manage any of the fund's portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of the Trust.

The Trust relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as subadviser to a portfolio) (an Affiliated Subadviser) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Subadviser
Pzena Investment Management, LLC (Pzena) serves as subadviser to the funds. Pzena is a private company, founded in 1995. As of November, 2006 Pzena managed on a worldwide basis more than $26.2 billion for mutual funds and institutional investors, such as pension plans, endowments and foundations.

                                                                 FUND DETAILS 13

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Management biographies
Below is a list of the portfolio managers for the fund, including a brief summary of their business careers over the past five years. The fund's SAI includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

Richard S. Pzena
--------------------------------------------------------------------------------
Founder, managing principal, chief executive officer (since 1995) and co-chief investment officer (since 2005), Pzena Investment
     Management, LLC
     Began business career in 1980

John P. Goetz
--------------------------------------------------------------------------------
Managing principal (since 1997) and co-chief investment officer (since 2005) of Pzena
     Investment Management, LLC
     Director of Research, Pzena Investment
     Management, LLC (1996-2005)
     Joined subadviser in 1996
     Began business career in 1979

Antonio DeSpirito III
--------------------------------------------------------------------------------
Principal (since 1999) and portfolio manager
     (since 2000), Pzena Investment Management,
     LLC (since 1996)
     Joined subadviser in 1996
     Began business career in 1993

14  FUND DETAILS

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Financial highlights
This section normally details the performance of the fund. Because the fund has not yet commenced operations, there are no financial highlights to report.

                                                                 FUND DETAILS 15

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For more information
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock Classic Value Mega Cap Fund:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds. The SAI includes a summary of the funds' policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

(C)2006 JOHN HANCOCK FUNDS, LLC 322NPN 2/07

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC Number: 811-21777

[LOGO]John Hancock
      the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

[LOGO]   John Hancock
        --------------
         MUTUAL FUNDS

                                                                    John Hancock
                                                   Global Shareholder Yield Fund

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                                             CLASS A, CLASS B AND CLASS C SHARES



















================================================================================

Prospectus
2.28.2007







================================================================================

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents
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                              JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND      4
                              -------------------------------------------------

                              PRINCIPAL RISKS
                              -------------------------------------------------
                              Description of principal risks                  6

                              YOUR ACCOUNT
                              -------------------------------------------------
                              Choosing a share class                          9
                              How sales charges are calculated               10
                              Sales charge reductions and waivers            10
                              Opening an account                             11
                              Buying shares                                  13
                              Selling shares                                 14
                              Transaction policies                           16
                              Dividends and account policies                 18
                              Additional investor services                   18

                              FUND DETAILS
                              -------------------------------------------------
                              Business structure                             19
                              Management biographies                         21
                              Financial highlights                           22

                              FOR MORE INFORMATION                   BACK COVER
                              -------------------------------------------------

Overview
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JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND
This prospectus contains information regarding the Global Shareholder Yield Fund (the fund), a series of John Hancock Funds III (the Trust). A summary description of the fund, which sets forth the fund's investment objective and describes the fund's principal investment strategies and principal risks, is provided in the next section of this prospectus. The summary is not designed to be all-inclusive and the fund may make investments, employ strategies and be exposed to risks that are not contained in the fund's summary description. More information about the fund's investment and strategy is set forth in the Statement of Additional Information (SAI).

WHO MAY WANT TO INVEST
The fund may be appropriate for investors who:

o have longer time horizons

o want to diversify their portfolios

o are seeking funds for the equity portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

The fund may NOT be appropriate if you:

o are investing with a shorter time horizon in mind

o are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS
Mutual funds such as the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM
John Hancock Investment Management Services, LLC (the Adviser) is the adviser to John Hancock Funds III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

A concise fund description begins on the next page. The description provides the following information:

[GRAPHIC OMITTED] Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC OMITTED] Past performance
The fund's total return, measured year-by-year and over time.

[GRAPHIC OMITTED] Principal risks
The major risk factors associated with the fund.

[GRAPHIC OMITTED] Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

================================================================================
Global Shareholder Yield Fund
================================================================================

[GRAPHIC OMITTED] Goal and strategy

GOAL: The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

STRATEGY: The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its assets in a portfolio of equity securities of dividend paying companies located throughout the world, including the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadviser believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and non-U.S. currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time, invest a significant portion of its assets in companies of one particular market capitalization category when the subadviser believes such companies offer attractive opportunities. The fund's subadviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, investors should realize an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadviser's goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the S&P/ Citigroup Broad Market Index-Global Equity Index ("BMI Global Index"). The BMI Global Index is an unmanaged index that reflects the stock markets of over 30 countries and over 9000 securities with values expressed in U.S. dollars. In determining which portfolio securities to purchase, the subadviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The subadviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the subadviser finds attractive generally have valuations lower than the subadviser's perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures. The subadviser sells or reduces a position in a security when its sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in share price.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indices or currencies) and may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its goal. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

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[GRAPHIC OMITTED] Past performance
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.


4 GLOBAL SHAREHOLDER YIELD FUND

[GRAPHIC OMITTED] Principal risks
The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

o Market risk -- Equity securities
o Market risk -- Growth securities
o Medium and smaller company risk
o Foreign investment risk
o Derivatives risk
o Currency risk
o Liquidity risk
o Credit and counterparty risk
o Management risk

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SUBADVISER

Epoch Investment Partners, Inc. (Epoch)

Responsible for day-to-day investment management; Founded in 2004; Supervised by the Adviser. See page 21 for the management biographies.

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[GRAPHIC OMITTED] Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.


=============================================================================================
Shareholder transaction expenses(1)                              Class A    Class B   Class C
=============================================================================================
Maximum front-end sales charge (load) on purchases as a %         5.00%      none      none
of purchase price
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Maximum deferred sales charge (load) as a % of purchase or        none(2)    5.00%     1.00%
sale price, whichever is less
---------------------------------------------------------------------------------------------

=============================================================================================
Annual operating expenses                                        Class A    Class B   Class C
=============================================================================================
Management fee(3)                                                 0.95%      0.95%     0.95%
---------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees                             0.30%      1.00%     1.00%
---------------------------------------------------------------------------------------------
Other expenses                                                    [  ]%      [  ]%     [  ]%
---------------------------------------------------------------------------------------------
Total fund operating expenses                                     [  ]%      [  ]%     [  ]%
---------------------------------------------------------------------------------------------
Contractual expense reimbursement (at least until 2/28/08)        [  ]%      [  ]%     [  ]%
---------------------------------------------------------------------------------------------
Net annual operating expenses(4)                                  [  ]%      [  ]%     [  ]%
---------------------------------------------------------------------------------------------

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

============================================
Expenses                     Year 1   Year 3
============================================
Class A                      $[   ]   $[   ]
--------------------------------------------
Class B with redemption      $[   ]   $[   ]
--------------------------------------------
Class B without redemption   $[   ]   $[   ]
--------------------------------------------
Class C with redemption      $[   ]   $[   ]
--------------------------------------------
Class C without redemption   $[   ]   $[   ]
--------------------------------------------

1  A $4.00 fee will be charged for wire redemptions.

2 Except for investments of $1 million or more; see "How sales charges are calculated."

3  The management fees paid to the Adviser are subject to a breakpoint schedule:
   0.95% for aggregate assets under management up to and including $500 million, 0.925% for aggregate assets under management in excess of $500 million and up to and including $1 billion, and a final rate of 0.900% for aggregate assets under management in excess of $1 billion.

4 The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed [ ]% of the average annual net assets, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: [ ]% for Class A, [ ]% for Class B and [ ]% for Class C. This expense reimbursement shall continue in effect until and thereafter until terminated by the Adviser on notice to the Trust.


                                                GLOBAL SHAREHOLDER YIELD FUND  5

================================================================================
Principal risks
================================================================================

--------------------------------------------------------------------------------
Description of principal risks

The following chart identifies the Principal Risks associated with the fund. Risks not marked for the fund may, however, still apply to some extent to the fund at various times.

                                                 Medium and                   Foreign                 Credit and
                            Market   Liquidity   Smaller        Derivatives   Investment   Currency   Counterparty   Management
                            Risk     Risk        Company Risk   Risk          Risk         Risk       Risk           Risk
--------------------------------------------------------------------------------------------------------------------------------
Global Shareholder Yield      o          o            o              o            o            o            o             o

Factors that may affect the fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The fund could be subject to additional risks because the types of investments made by the fund may change over time. The SAI includes more information about the fund and its investments.

Market risk
The fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the fund. General market risks associated with investments in equity and fixed-income securities include the following:

Equity securities
A principal risk of the fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.

The fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth securities
Certain equity securities (generally known as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the fund, which invests primarily in growth securities.

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that the fund may be prevented from selling particular securities at an advantageous price. The fund is subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when the fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).

This risk may be particularly pronounced for the fund which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to the fund, which makes investments in companies with smaller or medium-sized market capitalizations.

Derivatives risk
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments


6 PRINCIPAL RISKS
over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund.

Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track.

Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.


Foreign investment risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the fund's investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the fund, which may invest a significant portion of its assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk
Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the fund's investments. Currency risk includes both the risk that currencies in which the fund's investments are traded, or currencies in which the fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

The fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in the fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative


                                                               PRINCIPAL RISKS 7
instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the fund, which regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract, or a borrower of the fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, the subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than Baa3 by Moody's or BBB- by S&P, or determined by the subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, the fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the credit-worthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Management risk
The fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.


8 PRINCIPAL RISKS

================================================================================
Your account
================================================================================

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Choosing a share class
Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares.
Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o A front-end sales charge, as described at right.
o Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o No front-end sales charge; all your money goes to work for you right away.
o Distribution and service (12b-1) fees of 1.00%.
o A deferred sales charge, as described on the following page.
o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o No front-end sales charge; all your money goes to work for you right away.
o Distribution and service (12b-1) fees of 1.00%.
o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.
o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in class B shares with any single purchase request is $99,999, and the maximum amount you may invest in class C shares with any single purchase is $999,999. John Hancock Signature Services, Inc. (Signature Services) may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers below).

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

For estimated expenses of each share class, see the fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

o directly, by the payment of sales commissions, if any;
o indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC, the distributor, may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.


                                                                  YOUR ACCOUNT 9

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How sales charges are calculated
Class A Sales charges are as follows:

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Class A sales charges
--------------------------------------------------------------------------------

                                                As a % of         As a % of your
Your investment                                 offering price*   investment
--------------------------------------------------------------------------------
Up to $49,999                                   5.00%             5.26%
--------------------------------------------------------------------------------
$50,000 - $99,999                               4.50%             4.71%
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$100,000 - $249,999                             3.50%             3.63%
--------------------------------------------------------------------------------
$250,000 - $499,999                             2.50%             2.56%
--------------------------------------------------------------------------------
$500,000 - $999,999                             2.00%             2.04%
--------------------------------------------------------------------------------
$1,000,000 and over                             See below
--------------------------------------------------------------------------------

*Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R1 shares of funds of John Hancock open-end mutual funds (John Hancock funds). To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund's Class A shares about any other funds of John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund's Web site at www.jhfunds.com. You may also consult your broker or financial representative, or refer to the section entitled "Initial Sales Charge on Class A Shares" in the fund's SAI. You may request an SAI from your broker or financial representative, access the fund's Web site at www.jhfunds.com, or call Signature Services, the fund's transfer agent, at 1-800-225-5291.

Investments of $1 million or more
Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million+ investments
--------------------------------------------------------------------------------

Your investment                              CDSC on shares being sold
--------------------------------------------------------------------------------
First $1M - $4,999,999                       1.00%
--------------------------------------------------------------------------------
Next $1 - $5M above that                     0.50%
--------------------------------------------------------------------------------
Next $1 or more above that                   0.25%
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For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

Years after purchase                         CDSC on shares being sold
1st year                                     5.00%
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2nd year                                     4.00%
--------------------------------------------------------------------------------
3rd or 4th year                              3.00%
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5th year                                     2.00%
--------------------------------------------------------------------------------
6th year                                     1.00%
--------------------------------------------------------------------------------
After 6th year                               none
--------------------------------------------------------------------------------

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Class C deferred charges
--------------------------------------------------------------------------------

Years after purchase                         CDSC
--------------------------------------------------------------------------------
1st year                                     1.00%
--------------------------------------------------------------------------------
After 1st year                               none
--------------------------------------------------------------------------------

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

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Sales charge reductions and waivers

Reducing your Class A sales charges
There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for the purpose of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.
o Letter of Intention -- lets you purchase Class A shares of the fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in the fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.


10 YOUR ACCOUNT

o Combination Privilege -- lets you combine shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program
A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250 per account opened), and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers
As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o to make payments through certain systematic withdrawal plans
o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutions(SM) programs
o redemptions pursuant to the fund's right to liquidate an account less than $1,000
o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock
o to make certain distributions from a retirement plan
o because of shareholder death or disability

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege
If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors
Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)
o financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with John Hancock Funds, LLC
o fund trustees and other individuals who are affiliated with the fund or other John Hancock funds (and their Immediate Family, as defined in the SAI)
o individuals transferring assets held in a SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to an IRA
o individuals converting assets held in an IRA, SIMPLE IRA, SEP or SARSEP invested in John Hancock funds directly to a ROTH IRA
o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)
o participants in certain 529 plans that have a signed agreement with John Hancock Funds, LLC (one-year CDSC may apply)
o certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutions(SM) programs

To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers
Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock fund to the same class of any other John Hancock fund (see "Transaction Policies" in this prospectus for additional details)
o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

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Opening an account
1 Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:
  o non-retirement account: $1,000
  o retirement account: $500
  o group investments: $250
  o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
  o there is no minimum initial investment for fee-based or wrap accounts of selling firms who have executed a fee-based or wrap agreement with John Hancock Funds, LLC

3 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the following page. You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account
To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.


                                                                 YOUR ACCOUNT 11

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Application for more details.


12 YOUR ACCOUNT

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Buying shares

                        Opening an account                                       Adding to an account
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By check
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]       o Make out a check for the investment amount,            o Make out a check for the investment amount,
                          payable to "John Hancock Signature Services,             payable to "John Hancock Signature Services,
                          Inc."                                                    Inc."

                        o Deliver the check and your completed application       o Fill out the detachable investment slip from an
                          to your financial representative, or mail them           account statement. If no slip is available,
                          to Signature Services (address below).                   include a note specifying the fund name, your
                                                                                   share class, your account number and the name(s)
                                                                                   in which the account is registered.

                                                                                 o Deliver the check and your investment slip or
                                                                                   note to your financial representative, or mail
                                                                                   them to Signature Services (address below).

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By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]       o Call your financial representative or Signature        o Log on to www.jhfunds.com to process exchanges
                          Services to request an exchange.                         between funds.

                                                                                 o Call EASI-Line for automated service 24 hours a
                                                                                   day using your touch-tone phone at
                                                                                   1-800-338-8080.

                                                                                 o Call your financial representative or Signature
                                                                                   Services to request an exchange.

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By wire
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]       o Deliver your completed application to your             o Obtain wiring instructions by calling Signature
                          financial representative, or mail it to                  Services at 1-800-225-5291.
                          Signature Services.
                                                                                 o Instruct your bank to wire the amount of your
                        o Obtain your account number by calling your               investment.
                          financial representative or Signature Services.
                                                                                 Specify the fund name, your choice of share class,
                        o Obtain wiring instructions by calling Signature        the new account number and the name(s) in which
                          Services at 1-800-225-5291.                            the account is registered. Your bank may charge a
                                                                                 fee to wire funds.
                        Specify the fund name, your choice of share class,
                        the new account number and the name(s) in which
                        the account is registered. Your bank may charge a
                        fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]       See "By exchange" and "By wire."                         o Verify that your bank or credit union is a
                                                                                   member of the Automated Clearing House (ACH)
                                                                                   system.

                                                                                 o Complete the "Bank Information" section on your
                                                                                   account application.

                                                                                 o Log on to www.jhfunds.com to initiate purchases
                                                                                   using your authorized bank account.

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By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]       See "By exchange" and "By wire."                         o Verify that your bank or credit union is a
                                                                                   member of the Automated Clearing House (ACH)
                                                                                   system.

                                                                                 o Complete the "Bank Information" section on your
                                                                                   account application.

                                                                                 o Call EASI-Line for automated service 24 hours a
                                                                                   day using your touch-tone phone at
                                                                                   1-800-338-8080.

                                                                                 o Call your financial representative or call
                                                                                   Signature Services between 8 A.M. and 7 P.M.
                                                                                   Eastern Time on most business days.

                                                                                 To open or add to an account using the Monthly
                                                                                 Automatic Accumulation Program, see "Additional
                                                                                 investor services."

=============================================
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
=============================================



                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------
Selling shares

                                                                                 To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]       o Accounts of any type.                                  o Write a letter of instruction or complete a
                                                                                   stock power indicating the fund name, your share
                        o Sales of any amount.                                     class, your account number, the name(s) in which
                                                                                   the account is registered and the dollar value
                                                                                   or number of shares you wish to sell.

                                                                                 o Include all signatures and any additional
                                                                                   documents that may be required (see next page).

                                                                                 o Mail the materials to Signature Services.

                                                                                 o A check will be mailed to the name(s) and
                                                                                   address in which the account is registered, or
                                                                                   otherwise according to your letter of
                                                                                   instruction.

------------------------------------------------------------------------------------------------------------------------------------
By Internet
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]       o Most accounts.                                         o Log on to www.jhfunds.com to initiate
                                                                                   redemptions from your funds.
                        o Sales of up to $100,000.

------------------------------------------------------------------------------------------------------------------------------------
By phone
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]       o Most accounts.                                         o Call EASI-Line for automated service 24 hours a
                                                                                   day using your touch-tone phone at
                        o Sales of up to $100,000.                                 1-800-338-8080.

                                                                                 o Call your financial representative or call
                                                                                   Signature Services between 8 A.M. and 7 P.M.
                                                                                   Eastern Time on most business days.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]       o Requests by letter to sell any amount.                 o To verify that the Internet or telephone
                                                                                   redemption privilege is in place on an account,
                        o Requests by Internet or phone to sell up to              or to request the form to add it to an existing
                          $100,000.                                                account, call Signature Services.

                                                                                 o Amounts of $1,000 or more will be wired on the
                                                                                   next business day. A $4 fee will be deducted
                                                                                   from your account.

                                                                                 o Amounts of less than $1,000 may be sent by EFT
                                                                                   or by check. Funds from EFT transactions are
                                                                                   generally available by the second business day.
                                                                                   Your bank may charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]       o Accounts of any type.                                  o Obtain a current prospectus for the fund into
                                                                                   which you are exchanging by Internet or by
                        o Sales of any amount.                                     calling your financial representative or
                                                                                   Signature Services.

                                                                                 o Log on to www.jhfunds.com to process exchanges
                                                                                   between your funds.

                                                                                 o Call EASI-Line for automated service 24 hours a
                                                                                   day using your touch-tone phone at
                                                                                   1-800-338-8080.

                                                                                 o Call your financial representative or Signature
                                                                                   Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."

14 YOUR ACCOUNT

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days
o you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

====================================================================================================================================
Seller                                                         Requirements for written requests
====================================================================================================================================
Owners of individual, joint or UGMA/UTMA accounts (custodial   o Letter of instruction.
accounts for minors).                                          o On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
                                                               o Medallion signature guarantee if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner      o Letter of instruction.
or association accounts.                                       o Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.
                                                               o On the letter and the resolution, the signature of the person(s)
                                                                 authorized to sign for the account.
                                                               o Medallion signature guarantee if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                          o Letter of instruction.
                                                               o On the letter, the signature(s) of the trustee(s).
                                                               o Copy of the trust document certified within the past 12 months or a
                                                                 John Hancock Funds trust certification form.
                                                               o Medallion signature guarantee if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with    o Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).                                       o Copy of death certificate.
                                                               o Medallion signature guarantee if applicable (see above).
                                                               o Inheritance tax waiver (if applicable).
------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                              o Letter of instruction signed by executor.
                                                               o Copy of order appointing executor, certified within the past
                                                                 12 months.
                                                               o Medallion signature guarantee if applicable (see above).
                                                               o Inheritance tax waiver (if applicable).
------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers      o Call 1-800-225-5291 for instructions.
or account types not listed above.
------------------------------------------------------------------------------------------------------------------------------------

============================================
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
============================================


                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices
When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests
The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges
You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into the fund with a lower rate. The fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading
The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determines that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.


16 YOUR ACCOUNT

Limitation on exchange activity
The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel, purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into the fund account in an amount of $5,000 or more, exchanges $1,000 or more out of the fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserve the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk
To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Particularly, the fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of the fund's portfolio. The fund, which invests in the types of securities discussed above, may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares
The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


                                                                 YOUR ACCOUNT 17

--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
o after any changes of name or address of the registered owner(s)
o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable, or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends
Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you redeem or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)
If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

--------------------------------------------------------------------------------
Additional investor services

Monthly Automatic Accumulation Program (MAAP)
MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan
This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans
John Hancock Funds, LLC offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Disclosure of Portfolio Holdings
The fund's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix C of the Statement of Additional Information and the portfolio holdings information can be found at: http://www.jhfunds.com. The holdings of the fund will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The fund's Form N-CSR and Form N-Q will contain the fund's entire holdings as of the applicable calendar quarter end.


18 YOUR ACCOUNT

================================================================================
Fund details
================================================================================

--------------------------------------------------------------------------------
Business structure
The diagram below shows the basic business structure used by John Hancock Funds
III. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the fund's investment policy goal without shareholder approval.

--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------

The management fee listed in this table represents the applicable rate on the fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund's breakpoint schedule (as described earlier in the fund's summary description) consistent with the actual assets in the fund. Please refer to the SAI for more information regarding the management fee. The management fee paid to the Adviser by the fund is as follows:

Fund                                                              % of net assets
---------------------------------------------------------------------------------
Global Shareholder Yield                                          0.95%
---------------------------------------------------------------------------------

                                                          +--------------+
                                                          | Shareholders +--------------------+
                                                          +-------+------+                    |
                                                                  |                           |
+---                                      +-----------------------+-----------------------+   |
|                                         |          Financial services firms and         |   |
|                                         |             their representatives             |   |
|                                         |                                               +---+
|                                     +---+  Advise current and prospective shareholders  |   |
|         Distribution and            |   |        on their fund investments, often       |   |
|         shareholder services        |   |  in the context of an overall financial plan. |   |
|                                     |   +-----------------------------------------------+   |
|                                     |                                                       |
|       +-----------------------------+---------------+   +-----------------------------------+-------------------+
|       |            Principal distributor            |   |                     Transfer agent                    |
|       |                                             |   |                                                       |
|       |           John Hancock Funds, LLC           |   |         John Hancock Signature Services, Inc.         |
|       |                                             |   |                                                       |
|       |   Markets the fund and distributes shares   |   | Handles shareholder services, including recordkeeping |
|       | through selling brokers, financial planners |   |       and statements, distribution of dividends       |
|       |     and other financial representatives.    |   |        and processing of buy and sell requests.       |
+---    +--------------------------------------+------+   +----------------------------+--------------------------+
                                               |                                       |
                                               +------------------------+--------------+
                                                                        |
+-------------------------------+   +---------------------------------+ | +---------------------------------------+            ----+
|           Subadviser          |   |        Investment adviser       | | |               Custodian               |                |
|        Epoch Investment       |   |     John Hancock Investment     | | |   State Street Bank & Trust Company   |                |
|         Partners, Inc.        |   |     Management Services, LLC    | | |         2 Avenue de Lafayette         |                |
| 640 Fifth Avenue, 18th Floor, +---+       601 Congress Street       | | |            Boston, MA 02111           |                |
|       New York, NY 10019      |   |      Boston, MA 02210-2805      | | |                                       |     Asset      |
|                               |   |                                 | | |  Holds the fund's assets, settles all |   management   |
| Provides portfolio management |   | Manages the fund's business and | | | portfolio trades and collects most of |                |
|          to the fund.         |   |      investment activities.     | | |    the valuation data required for    |                |
+-------------------------------+   +------------------+--------------+ | |      calculating the fund's NAV.      |                |
                                                       |                | +-------------------+-------------------+            ----+
                                                       |                |                     |
                                                       +----------------+---------------------+
                                                                        |
                                                       +----------------+---------------+
                                                       |            Trustees            |
                                                       | Oversee the fund's activities. |
                                                       +--------------------------------+


                                                                 FUND DETAILS 19

--------------------------------------------------------------------------------
Business structure

Adviser
John Hancock Investment Management Services, LLC is the Adviser to the fund.

The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Trust.

The Adviser does not itself manage any of the fund's portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of the Trust.

The Trust relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as subadviser to a portfolio) (an Affiliated Subadviser) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.


Subadviser
Epoch Investment Partners, Inc. (Epoch) serves as subadviser to the funds.
Epoch is a private company, founded in 2004. As of        Epoch managed on a
worldwide basis more than $[   ] for mutual funds and institutional investors,
such as pension plans, endowments and foundations.


20 FUND DETAILS

--------------------------------------------------------------------------------
Management biographies

Below is a list of the portfolio managers for the fund, including a brief summary of their business careers over the past five years. The fund's SAI includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

William W. Priest
--------------------------------------------------------------------------------
Founder, chief investment officer, chief executive officer portfolio manager (since 2004), Epoch Investment Partners, Inc.
    Co-managing partner and portfolio manager Steinberg, Priest & Sloan Capital Management 2001 - 2004).
    Began business career in 1972.

Eric Sappenfield
--------------------------------------------------------------------------------
Director and Senior Analyst (since 2006), Epoch Investment Partners, Inc.
     Research Analyst, Spear Leads & Kellogg (2004 - 2006).
     Begun business career in 1985.

Michael A. Wolhoelter
--------------------------------------------------------------------------------
Managing principal, portfolio manager and quantitative research analyst
     (since 2005), of Epoch Investment Partners, Inc.
     Director and portfolio manager, Columbia
     Management Group, Inc. (2001-2005)
     Began business career in 1997

Daniel Geber
--------------------------------------------------------------------------------
Managing principal and portfolio manager (since 2004), Epoch Investment Partners, Inc.
     Partner, Trident Investment Management (1998-2004)
     Began business career in 1995

David N. Pearl
--------------------------------------------------------------------------------
Managing principal and portfolio manager (since 2004), Epoch Investment Partners, Inc.
     Managing director and portfolio manager, Steinberg, Priest & Sloane Capital Management, LLC (2001-2004)
     Began business career in 1997

                                                                 FUND DETAILS 21

--------------------------------------------------------------------------------
Financial highlights

This section normally details the performance of the fund. Because the fund has not yet commenced operations, there are no financial highlights to report.


22 FUND DETAILS

================================================================================
For more information
================================================================================

Two documents that offer further information on John Hancock Funds III.

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the fund. The SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


(C)2006 JOHN HANCOCK FUNDS, LLC 3200PN 2/07


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus or SAI or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC number: 811-21777


[LOGO] John Hancock
the future is yours


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

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Now available: electronic delivery
www.jhfunds.com/edelivery
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                                                                   John Hancock
                                                   Global Shareholder Yield Fund
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                                                                  CLASS I SHARES




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Prospectus
2.28.2007




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As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents
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        JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND                             4
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        PRINCIPAL RISKS
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        Description of principal risks                                         6

        YOUR ACCOUNT
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        Who can buy shares                                                     9
        Opening an account                                                     9
        Buying shares                                                         10
        Selling shares                                                        11
        Transaction policies                                                  13
        Dividends and account policies                                        14
        Additional investor services                                          15

        FUND DETAILS
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        Business structure                                                    16
        Management biographies                                                18
        Financial highlights                                                  19

        FOR MORE INFORMATION                                          BACK COVER
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Overview
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JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND
This prospectus contains information regarding the Global Shareholder Yield Fund (the fund), a series of John Hancock Funds III (the Trust). A summary description of the fund, which sets forth the fund's investment objective and describes the fund's principal investment strategies and principal risks, is provided in the next section of this prospectus. The summary is not designed to be all-inclusive and the fund may make investments, employ strategies and be exposed to risks that are not contained in the fund's summary description. More information about the fund's investment and strategy is set forth in the Statement of Additional Information (SAI).

WHO MAY WANT TO INVEST
The fund may be appropriate for investors who:

[ ] have longer time horizons

[ ] want to diversify their portfolios

[ ] are seeking funds for the equity portion of an asset allocation portfolio

[ ] are investing for retirement or other goals that are many years in the future

The fund may NOT be appropriate if you:

[ ] are investing with a shorter time horizon in mind

[ ] are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds such as the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM
John Hancock Investment Management Services, LLC (the Adviser) is the adviser to John Hancock Funds III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


FUND INFORMATION KEY
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A concise fund description begins on the next page. The description provides the following information:


[GRAPHIC] Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.


[GRAPHIC] Past performance
The fund's total return, measured year-by-year and over time.


[GRAPHIC] Principal risks
The major risk factors associated with the fund.


[GRAPHIC] Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

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Global Shareholder Yield Fund
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[GRAPHIC] Goal and strategy
GOAL: The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

STRATEGY: The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its assets in a portfolio of equity securities of dividend paying companies located throughout the world, including the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadviser believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and non-U.S. currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time, invest a significant portion of its assets in companies of one particular market capitalization category when the subadviser believes such companies offer attractive opportunities. The fund's subadviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, investors should realize an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadviser's goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the S&P/ Citigroup Broad Market Index-Global Equity Index (BMI Global Index). The BMI Global Index is an unmanaged index that reflects the stock markets of over 30 countries and over 9000 securities with values expressed in U.S. dollars. In determining which portfolio securities to purchase, the subadviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The subadviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the subadviser finds attractive generally have valuations lower than the subadviser's perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures. The subadviser sells or reduces a position in a security when its sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in share price.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indices or currencies) and may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its goal. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

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[GRAPHIC] Past performance
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.


4 GLOBAL SHAREHOLDER YIELD FUND

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[GRAPHIC] Principal risks

The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

[ ] Market risk -- Equity securities
[ ] Market risk -- Growth securities
[ ] Medium and smaller company risk
[ ] Foreign investment risk
[ ] Derivatives risk
[ ] Currency risk
[ ] Liquidity risk
[ ] Credit and counterparty risk
[ ] Management risk


SUBADVISER

Epoch Investment Partners, Inc. (Epoch)

Responsible for day-to-day investment management; Founded in 2004; Supervised by the Adviser. See page 18 for the management biographies.

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[GRAPHIC] Your expenses

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

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 Annual operating expenses                                               Class I
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 Management fee1                                                         0.95%
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 Other expenses                                                          [  ]%
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 Total fund operating expenses                                           [  ]%
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 Contractual expense reimbursement (at least until 2/28/08)              [  ]%
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 Net annual operating expenses2                                          [  ]%
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The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

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 Expenses          Year 1     Year 3
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 Class I           $  [   ]   $  [   ]
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1 The management fees paid to the Adviser are subject to a breakpoint schedule: 0.95% for aggregate assets under management up to and including $500 million, 0.925% for aggregate assets under management in excess of $500 million and up to and including $1 billion, and a final rate of 0.900% for aggregate assets under management in excess of $1 billion.

2   The Adviser has agreed contractually to reimburse for certain fund level
    expenses that exceed [   ]% of the average annual net assets, or to make a
    payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as
    follows: [   ]% for Class I. This expense reimbursement shall continue in
    effect until          and thereafter until terminated by the Adviser on
    notice to the Trust.


                                                GLOBAL SHAREHOLDER YIELD FUND  5

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Principal risks
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Description of principal risks
The following chart identifies the Principal Risks associated with the fund. Risks not marked for the fund may, however, still apply to some extent to the fund at various times.

                                                 Medium and                    Foreign                Credit and
                            Market   Liquidity   Smaller         Derivatives   Investment  Currency   Counterparty   Management
                            Risk     Risk        Company Risk    Risk          Risk        Risk       Risk           Risk
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 Global Shareholder Yield    [ ]       [ ]          [ ]             [ ]          [ ]         [ ]          [ ]           [ ]
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Factors that may affect the fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The fund could be subject to additional risks because the types of investments made by the fund may change over time. The SAI includes more information about the fund and its investments.

Market risk
The fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the fund. General market risks associated with investments in equity and fixed-income securities include the following:

Equity securities
A principal risk of the fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.

The fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth securities

Certain equity securities (generally known as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the fund, which invests primarily in growth securities.

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that the fund may be prevented from selling particular securities at an advantageous price. The fund is subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when the fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).

This risk may be particularly pronounced for the fund which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to the fund, which makes investments in companies with smaller or medium-sized market capitalizations.

Derivatives risk
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments


6 PRINCIPAL RISKS
over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund.

Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track.

Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

Foreign investment risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the fund's investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the fund, which may invest a significant portion of its assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk
Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the fund's investments. Currency risk includes both the risk that currencies in which the fund's investments are traded, or currencies in which the fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

The fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in the fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency


                                                               PRINCIPAL RISKS 7
exchange rates. Currency risk is particularly pronounced for the fund, which regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract, or a borrower of the fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, the subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than Baa3 by Moody's or BBB- by S&P, or determined by the subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, the fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the credit-worthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Management risk
The fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.


8 PRINCIPAL RISKS

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Your account
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Who can buy shares
Class I shares are offered without any sales charge to certain types of investors, as noted below:

[ ] Retirement and other benefit plans and their participants
[ ] Rollover assets for participants whose plans are invested in the fund
[ ] Endowment funds and foundations
[ ] Any state, county or city, or its instrumentality, department, authority or agency
[ ] Accounts registered to insurance companies, trust companies and bank trust departments
[ ] Investment companies not affiliated with the Adviser
[ ] Investors who participate in fee-based, wrap and other investment platform programs
[ ] Any entity that is considered a corporation for tax purposes
[ ] Fund trustees and other individuals who are affiliated with these and other
    John Hancock funds


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Opening an account
1  Read this prospectus carefully.

2  Determine if you are eligible, by referring to "Who can buy shares" above.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5  Make your initial investment using the table on the next page.

6  Important information about opening a new account
   To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT
   Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

   For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and Social Security number.

   For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Applications for more details.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries
Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

[ ] directly, by the payment of sales commissions, if any;
[ ] indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC, the distributor, may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources.

These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information (SAI) discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.


                                                                  YOUR ACCOUNT 9

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Buying shares

          Opening an account                                            Adding to an account
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          By check
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[GRAPHIC] [ ] Make out a check for the investment amount,               [ ] Make out a check for the investment amount,
              payable to "John Hancock Signature Services,                  payable to "John Hancock Signature Services,
              Inc."                                                         Inc."

          [ ] Deliver the check and your completed                      [ ] Fill out the detachable investment slip from an
              application to your financial representative,                 account statement. If no slip is available,
              or mail them to Signature Services (address                   include a note specifying the fund name, your
              below).                                                       share class, your account number and the
                                                                            name(s) in which the account is registered.

                                                                        [ ] Deliver the check and your investment slip or
                                                                            note to your financial representative, or mail
                                                                            them to Signature Services (address below).

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[GRAPHIC]By exchange
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          [ ] Call your financial representative or Signature           [ ] Call your financial representative or Signature
              Services to request an exchange.                              Services to request an exchange.

          [ ] You may only exchange Class I shares for other            [ ] You may only exchange Class I shares for other
              Class I shares or Money Market Fund Class A                   Class I shares or Money Market Fund Class A
              shares.                                                       shares.

------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]By wire
------------------------------------------------------------------------------------------------------------------------------------

          [ ] Deliver your completed application to your                [ ] Obtain wiring instructions by calling Signature
              financial representative, or mail it to                       Services at 1-800-225-5291.
              Signature Services.
                                                                        [ ] Instruct your bank to wire the amount of your
          [ ] Obtain your account number by calling your                    investment.
              financial representative or Signature Services.
                                                                        Specify the fund name, your choice of share class,
          [ ] Obtain wiring instructions by calling Signature           the new account number and the name(s) in which
              Services at 1-800-225-5291.                               the account is registered. Your bank may charge a
                                                                        fee to wire funds.
          Specify the fund name, your choice of share class,
          the new account number and the name(s) in which
          the account is registered. Your bank may charge a
          fee to wire funds.

------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]By phone
------------------------------------------------------------------------------------------------------------------------------------
          See "By exchange" and "By wire."                              [ ] Verify that your bank or credit union is a
                                                                            member of the Automated Clearing House (ACH)
                                                                            system.

                                                                        [ ] Complete the "Bank Information" section on your
                                                                            account application.

                                                                        [ ] Call EASI-Line for automated service 24 hours a
                                                                            day using your touch-tone phone at
                                                                            1-800-338-8080.

                                                                        [ ] Call your financial representative or call
                                                                            Signature Services between 8 A.M. and 7 P.M.
                                                                            Eastern Time on most business days.

                                                                        To open or add to an account using the Monthly Automatic
                                                                        Accumulation Program, see "Additional investor services."

----------------------------------------------------
 Address:
 John Hancock Signature Services, Inc.
 1 John Hancock Way, Suite 1000
 Boston, MA 02217-1000

 Phone Number: 1-800-225-5291

 Or contact your financial representative for
 instructions and assistance.
----------------------------------------------------


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares

                                                                        To sell some or all of your shares
------------------------------------------------------------------------------------------------------------------------------------
By letter
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC] [ ] Sales of any amount.                                      [ ] Write a letter of instruction indicating the
                                                                            fund name, your account number, your share
                                                                            class, the name(s) in which the account is
                                                                            registered and the dollar value or number of
                                                                            shares you wish to sell.

                                                                        [ ] Include all signatures and any additional
                                                                            documents that may be required (see next page).

                                                                        [ ] Mail the materials to Signature Services.

                                                                        [ ] A check or wire will be sent according to your
                                                                            letter of instruction.

                                                                        [ ] Certain requests will require a Medallion
                                                                            signature guarantee. Please refer to "Selling
                                                                            shares in writing" on the next page.

------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]By phone
------------------------------------------------------------------------------------------------------------------------------------
          Amounts up to $100,000:
          [ ] Most accounts.                                            [ ] Redemption proceeds of up to $100,000 may be
                                                                            sent by wire or by check. A check will be
                                                                            mailed to the exact name(s) and address on the
                                                                            account.

                                                                        [ ] To place your request with a representative at
                                                                            John Hancock Funds, call Signature Services
                                                                            between 8:30 A.M. and 5:00 P.M. Eastern Time on
                                                                            most business days or your financial
          Amounts up to $5 million:                                         representative.

          [ ] Available to the following types of accounts:
              custodial accounts held by banks, trust                   [ ] Redemption proceeds exceeding $100,000 must be
              companies or broker-dealers; endowments and                   wired to your designated bank account.
              foundations; corporate accounts; group
              retirement plans; and pension accounts
              (excluding IRAs, 403(b) plans and all John
              Hancock custodial retirement accounts).
------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
          [ ] Requests by letter to sell any amount.                    [ ] To verify that the telephone redemption
                                                                            privilege is in place on an account, or to
          [ ] Qualified requests by phone to sell up to $5                  request the forms to add it to an existing
              million (accounts with telephone redemption                   account, call Signature Services.
              privileges).
                                                                        [ ] Amounts of $5 million or more will be wired on
                                                                            the next business day.

                                                                        [ ] Amounts up to $100,000 may be sent by EFT or by
                                                                            check. Funds from EFT transactions are
                                                                            generally available by the second business day.
                                                                            Your bank may charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
[GRAPHIC]By exchange
------------------------------------------------------------------------------------------------------------------------------------
          [ ] Sales of any amount.                                      [ ] Obtain a current prospectus for the fund into
                                                                            which you are exchanging by calling your
                                                                            financial representative or Signature Services.

                                                                        [ ] You may only exchange for Class I shares, for
                                                                            other Class I shares or Money Market Fund Class
                                                                            A shares.

                                                                        [ ] Call your financial representative or Signature
                                                                            Services to request an exchange.


                                                                 YOUR ACCOUNT 11

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

[ ] your address of record has changed within the past 30 days
[ ] you are selling more than $100,000 worth of shares -- this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock
[ ] you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).
[ ] you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                         Requirements for written requests
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts (custodial   [ ] Letter of instruction.
accounts for minors).
                                                               [ ] On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                               [ ] Medallion signature guarantee if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
 Owners of corporate, sole proprietorship, general partner     [ ] Letter of instruction.
or association accounts.
                                                               [ ] Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds business/organization certification form.

                                                               [ ] On the letter and the resolution, the signature of the person(s)
                                                                   authorized to sign for the account.

                                                               [ ] Medallion signature guarantee if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of trust accounts.                          [ ] Letter of instruction.

                                                               [ ] On the letter, the signature(s) of the trustee(s).

                                                               [ ] Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

                                                               [ ] Medallion signature guarantee if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------
Joint tenancy shareholders with rights of survivorship with    [ ] Letter of instruction signed by surviving tenant.
a deceased co-tenant(s).
                                                               [ ] Copy of death certificate.

                                                               [ ] Medallion signature guarantee if applicable (see above).

                                                               [ ] Inheritance tax waiver (if applicable).
------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                              [ ] Letter of instruction signed by executor.

                                                               [ ] Copy of order appointing executor, certified within the past
                                                                   12 months.

                                                               [ ] Medallion signature guarantee if applicable (see above).

                                                               [ ] Inheritance tax waiver (if applicable).
------------------------------------------------------------------------------------------------------------------------------------
Administrators, conservators, guardians and other sellers      [ ] Call 1-800-225-5291 for instructions.
or account types not listed above.
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------
 Address:
 John Hancock Signature Services, Inc.
 1 John Hancock Way, Suite 1000
 Boston, MA 02217-1000

 Phone Number: 1-800-225-5291
 Or contact your financial representative for
 instructions and assistance.
-----------------------------------------------------


                                                                 YOUR ACCOUNT 12

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). Each fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, a fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by a fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by a fund, developments relating to spe-cific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by a fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The funds use a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The funds value debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and sell prices
When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests
Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the funds have the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, a fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions
For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges
You may exchange Class I shares for Class I shares of other John Hancock funds or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I or institutional fund shares.

A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Excessive trading
The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. Each fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, a fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the funds or their agents determine that accepting the order could interfere with the efficient management of a fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that a fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the funds' judgment, such delay would be in the funds' best interest, in which case both the redemption and purchase side of the exchange will receive the funds' net asset values at the conclusion of the delay period. Each fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The funds' board of trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.


                                                                 YOUR ACCOUNT 13

Limitation on exchange activity
Each fund, through its agents, undertake to use their best efforts to exercise the funds' right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the funds believe that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to each fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, each fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the funds to prevent their excessive trading, there is no guarantee that the funds or their agents will be able to identify such shareholders or curtail their trading practices. The ability of a fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the funds will not always be able to detect frequent trading activity, investors should not assume that the funds will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the funds to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of a fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of a fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk
To the extent that a fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

[ ] A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares
The funds do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

[ ] after every transaction (except a dividend reinvestment that affects your account balance)
[ ] after any changes of name or address of the registered owner(s)
[ ] in all other circumstances, at least quarterly


14 YOUR ACCOUNT

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The funds declare and pay any income dividends quarterly. Capital gains, if any, are typically distributed annually.

Dividend reinvestments
Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable, or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends
For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you redeem or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


--------------------------------------------------------------------------------
Additional investor services

Disclosure of Portfolio Holdings
The fund's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix C of the Statement of Additional Information and the portfolio holdings information can be found at: http://www.jhfunds.com. The holdings of the fund will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The fund's Form N-CSR and Form N-Q will contain the fund's entire holdings as of the applicable calendar quarter end.


                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
Fund details
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Business structure

The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the focus of the fund's 80% investment policy without shareholder approval.

--------------------------------------------------------------------------------
Management fees
--------------------------------------------------------------------------------

The management fee listed in this table represents the applicable rate on the fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund's breakpoint schedule (as described earlier in the fund's summary description) consistent with the actual assets in the fund. Please refer to the SAI for more information regarding the management fee. The management fee paid to the Adviser by the fund is as follows:

Fund                                                           % of net assets
--------------------------------------------------------------------------------
Global Shareholder Yield                                               0.95%
--------------------------------------------------------------------------------


                                                                 FUND DETAILS 16

--------------------------------------------------------------------------------
Business structure

Adviser
John Hancock Investment Management Services, LLC is the Adviser to the fund.

The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Trust.

The Adviser does not itself manage any of the fund's portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of the Trust.

The Trust relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as subadviser to a portfolio) (an Affiliated Subadviser) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Subadviser
Epoch Investment Partners, Inc. (Epoch) serves as subadviser to the funds.
Epoch is a private company, founded in 2004. As of            Epoch managed on a
worldwide basis more than $[   ] for mutual funds and institutional investors,
such as pension plans, endowments and foundations.


17 FUND DETAILS

--------------------------------------------------------------------------------
Management biographies

Below is a list of the portfolio managers for the fund, including a brief summary of their business careers over the past five years. The fund's SAI includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

William W. Priest
--------------------------------------------------------------------------------
Founder, chief investment officer, chief executive officer portfolio manager (since 2004), Epoch Investment Partners, Inc.
    Co-managing partner and portfolio manager Steinberg, Priest & Sloan Capital Management 2001 - 2004).
    Began business career in 1972.

Eric Sappenfield
--------------------------------------------------------------------------------
Director and Senior Analyst (since 2006), Epoch Investment Partners, Inc.
     Research Analyst, Spear Leads & Kellogg (2004 - 2006).
     Begun business career in 1985.

Michael A. Wolhoelter
--------------------------------------------------------------------------------
Managing principal, portfolio manager and quantitative research analyst
     (since 2005), of Epoch Investment Partners, Inc.
     Director and portfolio manager, Columbia
     Management Group, Inc. (2001-2005)
     Began business career in 1997

Daniel Geber
--------------------------------------------------------------------------------
Managing principal and portfolio manager (since 2004), Epoch Investment Partners, Inc.
     Partner, Trident Investment Management (1998-2004)
     Began business career in 1995

David N. Pearl
--------------------------------------------------------------------------------
Managing principal and portfolio manager (since 2004), Epoch Investment Partners, Inc.
     Managing director and portfolio manager, Steinberg, Priest & Sloane Capital Management, LLC (2001-2004)
     Began business career in 1997


                                                                 FUND DETAILS 18

--------------------------------------------------------------------------------
Financial highlights
This section normally details the performance of the fund. Because the fund has not yet commenced operations, there are no financial highlights to report.


19 FUND DETAILS

--------------------------------------------------------------------------------


For more information
--------------------------------------------------------------------------------

Two documents that offer further information on John Hancock Funds III.

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.



(C)2006 JOHN HANCOCK FUNDS, LLC 320IPN 2/07


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.


Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC number: 811-21777
--------------------------------------------------------------------------------

[LOGO]

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

---------------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
---------------------------------------

[LOGO] John Hancock(R)
----------------------
     MUTUAL FUNDS

                                      John Hancock Global Shareholder Yield Fund

--------------------------------------------------------------------------------

                                                                 CLASS R1 SHARES


================================================================================

Prospectus
2.28.2007



================================================================================


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents
--------------------------------------------------------------------------------

                       JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND              4
                       ---------------------------------------------------------

                       PRINCIPAL RISKS
                       ---------------------------------------------------------
                       Description of principal risks                          5

                       YOUR ACCOUNT
                       ---------------------------------------------------------
                       Who can buy Class R1 shares                             9
                       Class R1 shares cost structure                          9
                       Opening an account                                      9
                       Information for plan participants                       9
                       Buying shares                                          11
                       Selling shares                                         12
                       Transaction policies                                   14
                       Dividends and account policies                         16
                       Additional investor services                           16

                       FUND DETAILS
                       ---------------------------------------------------------
                       Business structure                                     17
                       Management biographies                                 19
                       Financial highlights                                   20

                       FOR MORE INFORMATION                           BACK COVER
                       ---------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND
This prospectus contains information regarding the Global Shareholder Yield Fund (the fund), a series of John Hancock Funds III (the Trust). A summary description of the fund, which sets forth the fund's investment objective and describes the fund's principal investment strategies and principal risks, is provided in the next section of this prospectus. The summary is not designed to be all-inclusive and the fund may make investments, employ strategies and be exposed to risks that are not contained in the fund's summary description. More information about the fund's investment and strategy is set forth in the Statement of Additional Information (SAI).

WHO MAY WANT TO INVEST
The fund may be appropriate for investors who:

o have longer time horizons

o want to diversify their portfolios

o are seeking funds for the equity portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

The fund may NOT be appropriate if you:

o are investing with a shorter time horizon in mind

o are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS
Mutual funds such as the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM
John Hancock Investment Management Services, LLC (the Adviser) is the adviser to John Hancock Funds III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.


FUND INFORMATION KEY
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A concise fund description begins on the next page. The description provides the following information:

[Clip Art] Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Past performance
The fund's total return, measured year-by-year and over time.

[Clip Art] Principal risks
The major risk factors associated with the fund.

[Clip Art] Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

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Global Shareholder Yield Fund
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[Clip Art] Goal and strategy
GOAL: The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

STRATEGY: The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its assets in a portfolio of equity securities of dividend paying companies located throughout the world, including the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadviser believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and non-U.S. currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time, invest a significant portion of its assets in companies of one particular market capitalization category when the subadviser believes such companies offer attractive opportunities. The fund's subadviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, investors should realize an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadviser's goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the S&P/ Citigroup Broad Market Index-Global Equity Index ("BMI Global Index"). The BMI Global Index is an unmanaged index that reflects the stock markets of over 30 countries and over 9000 securities with values expressed in U.S. dollars. In determining which portfolio securities to purchase, the subadviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The subadviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the subadviser finds attractive generally have valuations lower than the subadviser's perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures. The subadviser sells or reduces a position in a security when its sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in share price.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indices or currencies) and may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its goal. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

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[Clip Art] Past performance
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.


4 GLOBAL SHAREHOLDER YIELD FUND

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[Clip Art] Principal risks
The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

o Market risk -- Equity securities
o Market risk -- Growth securities
o Medium and smaller company risk
o Foreign investment risk
o Derivatives risk
o Currency risk
o Liquidity risk
o Credit and counterparty risk
o Management risk

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SUBADVISER

Epoch Investment Partners, Inc. (Epoch)

Responsible for day-to-day investment management; Founded in 2004; Supervised by the Adviser. See page 19 for the management biographies.

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[Clip Art] Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

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Annual operating expenses                                               Class R1
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Management fee(1)                                                         0.95%
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Distribution and service (12b-1) fees                                     0.50%
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Other expenses                                                            [  ]%
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Total fund operating expenses                                             [  ]%
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Contractual expense reimbursement (at least until 2/28/08)                [  ]%
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Net annual operating expenses(2)                                          [  ]%
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The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

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Expenses      Year 1    Year 3
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Class R1      $[   ]    $[   ]
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1 The management fees paid to the Adviser are subject to a breakpoint schedule:
  0.95% for aggregate assets under management up to and including $500 million, 0.925% for aggregate assets under management in excess of $500 million and up to and including $1 billion, and a final rate of 0.900% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed [ ]% of the average annual net assets, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: [ ]% for Class R1. This expense reimbursement shall continue in effect until and thereafter until terminated by the Adviser on notice to the Trust.


                                                GLOBAL SHAREHOLDER YIELD FUND  5

Principal risks

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Description of principal risks
The following chart identifies the Principal Risks associated with the fund. Risks not marked for the fund may, however, still apply to some extent to the fund at various times.

                                                 Medium and                   Foreign                 Credit and
                            Market   Liquidity   Smaller        Derivatives   Investment   Currency   Counterparty   Management
                            Risk     Risk        Company Risk   Risk          Risk         Risk       Risk           Risk
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Global Shareholder Yield      o          o            o              o             o           o            o             o
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Factors that may affect the fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The fund could be subject to additional risks because the types of investments made by the fund may change over time. The SAI includes more information about the fund and its investments.

Market risk
The fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the fund. General market risks associated with investments in equity and fixed-income securities include the following:

Equity securities
A principal risk of the fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.

The fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth securities
Certain equity securities (generally known as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the fund, which invests primarily in growth securities.

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that the fund may be prevented from selling particular securities at an advantageous price. The fund is subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when the fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).

This risk may be particularly pronounced for the fund which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to the fund, which makes investments in companies with smaller or medium-sized market capitalizations.

Derivatives risk
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments


6 PRINCIPAL RISKS
over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund.

Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track.

Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

Foreign investment risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the fund's investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the fund, which may invest a significant portion of its assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk
Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the fund's investments. Currency risk includes both the risk that currencies in which the fund's investments are traded, or currencies in which the fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

The fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in the fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative


                                                               PRINCIPAL RISKS 7
instruments may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the fund, which regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract, or a borrower of the fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, the subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than Baa3 by Moody's or BBB- by S&P, or determined by the subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, the fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the credit-worthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Management risk
The fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.


8 PRINCIPAL RISKS

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Your account
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Who can buy Class R1 shares

Class R1 shares are available to certain types of investors, as noted below:
o 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase plans, defined-benefit plans and non-qualified deferred compensation plans (eligible retirement plans).
o The plan's recordkeeper or financial service firm must have an agreement with John Hancock Funds, LLC to utilize Class R1 shares in certain investment products or programs.
o Class R1 shares are available only to retirement plans where Class R1 shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm).
o Rollover individual retirement accounts are available for participants whose plans are already invested in John Hancock Class R1 shares.

Class R1 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or Individual 403(b) plans.


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Class R1 shares cost structure

Class R1 shares are offered without any front-end or contingent deferred sales charges.

Class R1 shares have a Rule 12b-1 plan and a separate Service Plan. Under the 12b-1 plan, each fund pays a fee of up to 0.50% for the sale, distribution and service of its shares, including services to retirement plans or plan participants. In addition, under the Service Plan, a fund may pay a separate service fee of up to 0.25% for certain other services to retirement plans or participants.

Because 12b-1 fees are paid on an ongoing basis, they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other share classes of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.


Additional payments to financial intermediaries
Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the funds in two principal ways:

o directly, by the payment of sales commissions, if any; and
o indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC, the distributor, may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the funds shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The statement of additional information discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the funds, as well as about fees and/or commissions it charges.

The distributor, investment Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the investment adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the investment adviser or its affiliates that are not related to the fund.

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Opening an account

1 Read this prospectus carefully.

2 Determine if you are eligible, referring to "Who can buy Class R1 shares."

3 Eligible retirement plans generally may open an account and purchase Class R1 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R1 shares of the funds. Additional shares may be purchased through a retirement plan's administrator or recordkeeper. There is no minimum initial investment for Class R1 shares. A retirement plan participant can obtain a retirement plan application or a rollover individual retirement account application from his/her financial representative, plan administrator or by calling John Hancock Signature Services, Inc. (Signature Services), the funds' transfer agent, at 1-888-972-8696.

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Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a retirement plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant


                                                                  YOUR ACCOUNT 9
accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by retirement plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge retirement plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, retirement plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R1 shares of the funds.


10 YOUR ACCOUNT

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Buying shares

                        Opening an account                                        Adding to an account
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By check
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[Clip Art]              o Make out a check for the investment amount,             o Make out a check for the investment amount
                          payable to "John Hancock Signature Services,              payable to "John Hancock Signature Services,
                          Inc."                                                     Inc."

                        o Deliver the check and your completed application        o Fill out the detachable investment slip from an
                          to your financial representative, or mail them            account statement, please complete it in its
                          to Signature Services (address below).                    entirety. If no slip is available, include a
                                                                                    note specifying the fund name(s), your share
                                                                                    class, your account number and the name(s) in
                                                                                    which the account is registered.

                                                                                  o Deliver the check and your investment slip or
                                                                                    note to your financial representative, or mail
                                                                                    them to Signature Services (address below).

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By exchange
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[Clip Art]              o Call your financial representative or Signature         o Call your financial representative or Signature
                          Services to request an exchange.                          Services to request an exchange.

                        o You may only exchange Class R shares for other
                          Class R shares or Money Market Fund Class A shares.

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By wire
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[Clip Art]              o Deliver your completed application to your              o Obtain wiring instructions by calling Signature
                          financial representative or mail it to Signature          Services.
                          Services.
                                                                                  o Instruct your bank to wire the amount of your
                        o Obtain your account number by calling your                investment. Specify the fund name(s), the share
                          financial representative or Signature Services.           class, your account number and the name(s) in
                                                                                    which the account is registered. Your bank may
                        o Obtain wiring instructions by calling Signature           charge a fee to wire funds.
                          Services.

                        o Instruct your bank to wire the amount of your
                          investment. Specify the fund name(s), the share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

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By phone
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[Clip Art]              See "By exchange" and "By wire."                          o Verify that your bank or credit union is a
                                                                                    member of the Automated Clearing House (ACH)
                                                                                    system.

                                                                                  o Complete the "To Purchase, Exchange or Redeem
                                                                                    Shares via Telephone" and "Bank Information"
                                                                                    sections on your account application.

                                                                                  o Call Signature Services to verify that these
                                                                                    features are in place on your account.

                                                                                  o Call your financial representative or Signature
                                                                                    Services with the fund name(s), your share
                                                                                    class, your account number, the name(s) in which
                                                                                    the account is registered and the amount of your
                                                                                    investment.

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Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-888-972-8696

Or contact your financial representative for
instructions and assistance.
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                                                                 YOUR ACCOUNT 11

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Selling shares

                                                                                To sell some or all of your shares
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By letter
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[Clip Art]              o Sales of any amount.                                  o Write a letter of instruction indicating the
                                                                                  fund name, your account number, your share
                        o Certain requests will require a Medallion               class, the name(s) in which the account is
                          signature guarantee. Please refer to "Selling           registered and the dollar value or number of
                          shares in writing" (see next page).                     shares you wish to sell.

                                                                                o Include all signatures and any additional
                                                                                  documents that may be required (see next page).

                                                                                o Mail the materials to Signature Services.

                                                                                o A check or wire will be sent according to your
                                                                                  letter of instruction.

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By phone
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[Clip Art]              o Sales of up to $100,000.                              o To place your request with a representative at
                                                                                  John Hancock Funds, call Signature Services
                                                                                  between 8:30 A.M. and 5:00 P.M. Eastern Time on
                                                                                  most business days or your financial
                                                                                  representative.

                                                                                o Redemption proceeds of up to $100,000 may be
                                                                                  sent by wire or by check. A check will be mailed
                                                                                  to the exact name(s) and address on the account.
                                                                                  Redemption proceeds exceeding $100,000 must be
                                                                                  wired to your designated bank account.

------------------------------------------------------------------------------------------------------------------------------------
By wire or electronic funds transfer (EFT)
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]              o Requests by letter to sell any amount.                o To verify that the telephone redemption
                                                                                  privilege is in place on an account, or to
                        o Requests by phone to sell up to $100,000                request the forms to add it to an existing
                          (accounts with telephone redemption privileges).        account, call Signature Services.

                                                                                o Amounts of $5 million or more will be wired on
                                                                                  the next business day.

                                                                                o Amounts up to $100,000 may be sent by EFT or by
                                                                                  check. Funds from EFT transactions are generally
                                                                                  available by the second business day. Your bank
                                                                                  may charge a fee for this service.

------------------------------------------------------------------------------------------------------------------------------------
By exchange
------------------------------------------------------------------------------------------------------------------------------------
[Clip Art]              o Sales of any amount.                                  o Obtain a current prospectus for the fund into
                                                                                  which you are exchanging by calling your
                                                                                  financial representative or Signature Services.

                                                                                o You may only exchange Class R shares for other
                                                                                  Class R shares or Money Market Fund Class A
                                                                                  shares.

                                                                                o Call your financial representative or Signature
                                                                                  Services to request an exchange.


12 YOUR ACCOUNT

Selling shares in writing
In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o your address of record has changed within the past 30 days
o you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

====================================================================================================================================
Seller                                                       Requirements for written requests
====================================================================================================================================
Owners of individual retirement accounts and certain other   o Letter of instruction.
retirement accounts.                                         o On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.
                                                             o Signature guarantee if applicable (see above).
                                                             o Corporate business/organization resolution if applicable.
------------------------------------------------------------------------------------------------------------------------------------
Executors of shareholder estates.                            o Letter of instruction signed by executor.
                                                             o Copy of order appointing executor, certified within the past
                                                               12 months.
                                                             o Signature guarantee if applicable (see above).
------------------------------------------------------------------------------------------------------------------------------------

=============================================
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
=============================================


                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------
Transaction policies

Valuation of shares
The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Purchase and redemption prices
When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of requests
Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges
You may exchange Class R1 shares for Class R1 shares of other John Hancock Funds that are available through your plan, or Money Market Fund Class A without paying any additional sales charges. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R1, shares.

Excessive trading
The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determines that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or


14 YOUR ACCOUNT
pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of a fund's shareholder accounts and in light of the limitations on the ability of the funds to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices
Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk
To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

o A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
o A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

The fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of the fund's portfolio. The fund, which invests in the types of securities discussed above, may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares
The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
o after any changes of name or address of the registered owner(s)
o in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable, or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends
Dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you redeem or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
Additional investor services

Disclosure of Portfolio Holdings
The fund's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix C of the Statement of Additional Information and the portfolio holdings information can be found at: http://www.jhfunds.com. The holdings of the fund will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The fund's Form N-CSR and Form N-Q will contain the fund's entire holdings as of the applicable calendar quarter end.


16 YOUR ACCOUNT

================================================================================
Fund details
================================================================================

--------------------------------------------------------------------------------
Business structure
The diagram below shows the basic business structure used by John Hancock Funds
III. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the focus of the fund's 80% investment policy goal without shareholder approval.

--------------------------------------------------------------------------------
Management fees


The management fee listed in this table represents the applicable rate on the fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund's breakpoint schedule (as described earlier in the fund's summary description) consistent with the actual assets in the fund. Please refer to the SAI for more information regarding the management fee. The management fee paid to the Adviser by the fund is as follows:


Fund                         % of net assets
--------------------------------------------
Global Shareholder Yield     0.95%
--------------------------------------------

                                                          +--------------+
                                                          | Shareholders +--------------------+
                                                          +-------+------+                    |
                                                                  |                           |
+---                                      +-----------------------+-----------------------+   |
|                                         |          Financial services firms and         |   |
|                                         |             their representatives             |   |
|                                         |                                               +---+
|                                     +---+  Advise current and prospective shareholders  |   |
|         Distribution and            |   |        on their fund investments, often       |   |
|         shareholder services        |   |  in the context of an overall financial plan. |   |
|                                     |   +-----------------------------------------------+   |
|                                     |                                                       |
|       +-----------------------------+---------------+   +-----------------------------------+-------------------+
|       |            Principal distributor            |   |                     Transfer agent                    |
|       |                                             |   |                                                       |
|       |           John Hancock Funds, LLC           |   |         John Hancock Signature Services, Inc.         |
|       |                                             |   |                                                       |
|       |   Markets the fund and distributes shares   |   | Handles shareholder services, including recordkeeping |
|       | through selling brokers, financial planners |   |       and statements, distribution of dividends       |
|       |     and other financial representatives.    |   |        and processing of buy and sell requests.       |
+---    +--------------------------------------+------+   +----------------------------+--------------------------+
                                               |                                       |
                                               +------------------------+--------------+
                                                                        |
+-------------------------------+   +---------------------------------+ | +---------------------------------------+            ----+
|           Subadviser          |   |        Investment adviser       | | |               Custodian               |                |
|        Epoch Investment       |   |     John Hancock Investment     | | |   State Street Bank & Trust Company   |                |
|         Partners, Inc.        |   |     Management Services, LLC    | | |         2 Avenue de Lafayette         |                |
| 640 Fifth Avenue, 18th Floor, +---+       601 Congress Street       | | |            Boston, MA 02111           |                |
|       New York, NY 10019      |   |      Boston, MA 02210-2805      | | |                                       |     Asset      |
|                               |   |                                 | | |  Holds the fund's assets, settles all |   management   |
| Provides portfolio management |   | Manages the fund's business and | | | portfolio trades and collects most of |                |
|          to the fund.         |   |      investment activities.     | | |    the valuation data required for    |                |
+-------------------------------+   +------------------+--------------+ | |      calculating the fund's NAV.      |                |
                                                       |                | +-------------------+-------------------+            ----+
                                                       |                |                     |
                                                       +----------------+---------------------+
                                                                        |
                                                       +----------------+---------------+
                                                       |            Trustees            |
                                                       | Oversee the fund's activities. |
                                                       +--------------------------------+

                                                                 FUND DETAILS 17

--------------------------------------------------------------------------------
Business structure

Adviser
John Hancock Investment Management Services, LLC, 601 Congress Street, Boston, MA 02210-2805 is the Adviser to the fund.

The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Trust.

The Adviser does not itself manage any of the fund's portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of the Trust.

The Trust relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as subadviser to a portfolio) (an Affiliated Subadviser) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Subadviser
Epoch Investment Partners, Inc. (Epoch) serves as subadviser to the funds.
Epoch is a private company, founded in 2004. As of        Epoch managed on a
worldwide basis more than $[   ] for mutual funds and institutional investors,
such as pension plans, endowments and foundations.


18 FUND DETAILS

--------------------------------------------------------------------------------
Management biographies

Below is a list of the portfolio managers for the fund, including a brief summary of their business careers over the past five years. The fund's SAI includes additional information about its portfolio managers, including information about their compensation accounts they manage other than the fund and their ownership of fund shares, if any.

William W. Priest
--------------------------------------------------------------------------------
Founder, chief investment officer, chief executive officer portfolio manager (since 2004), Epoch Investment Partners, Inc.
    Co-managing partner and portfolio manager Steinberg, Priest & Sloan Capital Management 2001 - 2004).
    Began business career in 1972.

Eric Sappenfield
--------------------------------------------------------------------------------
Director and Senior Analyst (since 2006), Epoch Investment Partners, Inc.
     Research Analyst, Spear Leads & Kellogg (2004 - 2006).
     Begun business career in 1985.

Michael A. Wolhoelter
--------------------------------------------------------------------------------
Managing principal, portfolio manager and quantitative research analyst
     (since 2005), of Epoch Investment Partners, Inc.
     Director and portfolio manager, Columbia
     Management Group, Inc. (2001-2005)
     Began business career in 1997

Daniel Geber
--------------------------------------------------------------------------------
Managing principal and portfolio manager (since 2004), Epoch Investment Partners, Inc.
     Partner, Trident Investment Management (1998-2004)
     Began business career in 1995

David N. Pearl
--------------------------------------------------------------------------------
Managing principal and portfolio manager (since 2004), Epoch Investment Partners, Inc.
     Managing director and portfolio manager, Steinberg, Priest & Sloane Capital Management, LLC (2001-2004)
     Began business career in 1997

                                                                 FUND DETAILS 19

--------------------------------------------------------------------------------
Financial highlights

This section normally details the performance of the fund. Because the fund has not yet commenced operations, there are no financial highlights to report.


20 FUND DETAILS

================================================================================
For more information
================================================================================

Two documents are available that offer further information on the Global Shareholder Yield Fund:

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The SAI includes a summary of the fund policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


(C)2006 JOHN HANCOCK FUNDS, LLC 320RPN 2/07


To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

In addition, you may visit the funds' Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semiannual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC number: 811-21777

--------------------------------------------------------------------------------

[LOGO] John Hancock(R)
the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

----------------------------------
Now available: electronic delivery
www.jhfunds.com/edelivery
----------------------------------

[LOGO]John Hancock
      ------------
      MUTUAL FUNDS

                                     John Hancock Global Shareholder Yield Fund

                                                                       CLASS NAV

Prospectus
2.28.2007

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Contents
--------------------------------------------------------------------------------

JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND                                    4
--------------------------------------------------------------------------------

PRINCIPAL RISKS
--------------------------------------------------------------------------------
Description of principal risks                                                6

YOUR ACCOUNT
--------------------------------------------------------------------------------
Who can buy shares                                                            8
Class NAV cost structure                                                      8
Opening an account                                                            8
Transaction policies                                                          8
Dividends and account policies                                               11
Additional investor services                                                 12

FUND DETAILS
--------------------------------------------------------------------------------
Business structure                                                           13
Management biographies                                                       15
Financial highlights                                                         16
FOR MORE INFORMATION                                                 BACK COVER
--------------------------------------------------------------------------------

Overview
--------------------------------------------------------------------------------

JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND
This prospectus contains information regarding the Global Shareholder Yield Fund (the fund), a series of John Hancock Funds III (the Trust). A summary description of the fund, which sets forth the fund's investment objective and describes the fund's principal investment strategies and principal risks, is provided in the next section of this prospectus. The summary is not designed to be all-inclusive and the fund may make investments, employ strategies and be exposed to risks that are not contained in the fund's summary description. More information about the fund's investment and strategy is set forth in the Statement of Additional Information (SAI).

WHO MAY WANT TO INVEST
The fund may be appropriate for investors who:

-    have longer time horizons

-    want to diversify their portfolios

-    are seeking funds for the equity portion of an asset allocation portfolio

- are investing for retirement or other goals that are many years in the future

The fund may NOT be appropriate if you:

-    are investing with a shorter time horizon in mind

-    are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS
Mutual funds such as the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in the fund, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM
John Hancock Investment Management Services, LLC (the Adviser) is the adviser to John Hancock Funds III. The Adviser is a Delaware limited liability company with principal offices located at 601 Congress Street, Boston, Massachusetts 02210-2805. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND INFORMATION KEY
--------------------------------------------------------------------------------

A concise fund description begins on the next page. The description provides the following information:

[GRAPHIC] Goal and strategy
The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[GRAPHIC] Past performance
The fund's total return, measured year-by-year and over time.

[GRAPHIC] Principal risks
The major risk factors associated with the fund.

[GRAPHIC] Your expenses
The overall costs borne by an investor in the fund, including sales charges and annual expenses.

--------------------------------------------------------------------------------
Global Shareholder Yield Fund
--------------------------------------------------------------------------------

[GRAPHIC] Goal and strategy

GOAL: The primary objective of the fund is to seek to provide a high level of income. Capital appreciation is a secondary investment objective.

STRATEGY: The fund will seek to achieve its objective by investing in a diversified portfolio consisting primarily of global equity securities that have a history of attractive dividend yields and positive growth in free cash flow. Under normal circumstances, the fund invests at least 80% of its assets in a portfolio of equity securities of dividend paying companies located throughout the world, including the United States. The fund may also invest up to 20% of its assets in securities issued by companies located in emerging markets when the subadviser believes they represent attractive investment opportunities. Securities held by the fund may be denominated in both U.S. dollars and non-U.S. currencies.

The fund will invest in global equity investments across all market capitalizations. The fund will generally invest in companies with a market capitalization (i.e., total market value of a company's shares) of $250 million or greater at the time of purchase. Although the fund may invest in securities across all market capitalizations, it may at any given time, invest a significant portion of its assets in companies of one particular market capitalization category when the subadviser believes such companies offer attractive opportunities. The fund's subadviser desires to produce superior risk adjusted returns by building portfolios of businesses with outstanding risk/reward profiles and a focus on high "shareholder yield." Shareholder yield refers to the collective financial impact on shareholders from the return of free cash flow through cash dividends, stock repurchases and debt reduction. By assembling a diversified portfolio of securities which, in the aggregate, possesses a high cash dividend, positive growth of free cash flow, share buyback programs and net debt reductions, investors should realize an attractive prospective return with inherently less volatility than the global equity market as a whole.

The subadviser's goal is to produce an efficient portfolio on a risk/return basis with a dividend yield that exceeds the dividend yield of the S&P/Citigroup Broad Market Index-Global Equity Index (BMI Global Index). The BMI Global Index is an unmanaged index that reflects the stock markets of over 30 countries and over 9000 securities with values expressed in U.S. dollars. In determining which portfolio securities to purchase, the subadviser utilizes an investment strategy that combines bottom-up stock research and selection with top-down analysis. The subadviser seeks securities of companies with solid long-term prospects, attractive valuation comparisons and adequate market liquidity. The stocks the subadviser finds attractive generally have valuations lower than the subadviser's perception of their fundamental value, as reflected in price-to-cash flow, price-to-book ratios or other stock valuation measures. The subadviser sells or reduces a position in a security when its sees the objectives of its investment thesis failing to materialize, or when it believes those objectives have been met and the valuation of the company's shares fully reflect the opportunities once thought unrecognized in share price.

The fund may also make limited use of certain derivatives (investments whose value is based on securities, indices or currencies) and may invest in other types of equity securities and foreign stocks.

In abnormal circumstances, the fund may temporarily invest extensively in investment grade short-term securities. In these and other cases, the fund might not achieve its goal. The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

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[GRAPHIC] Past performance
This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Because this is a new fund, there is no past performance to report.

4 GLOBAL SHAREHOLDER YIELD FUND

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[GRAPHIC] Principal risks
The value of an investment in the fund changes with the value of the fund's investments. Many factors can affect this value and an investor may lose money by investing in the fund. The principal risks of an investment in the fund are listed below. For a more complete discussion of these risks, see "Description of Principal Risks."

-    Market risk -- Equity securities
-    Market risk -- Growth securities
-    Medium and smaller company risk
-    Foreign investment risk
-    Derivatives risk
-    Currency risk
-    Liquidity risk
-    Credit and counterparty risk
-    Management risk

SUBADVISER

Epoch Investment Partners, Inc. (Epoch)

Responsible for day-to-day investment management; Founded in 2004; Supervised by the Adviser. See page 15 for the management biographies.
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[GRAPHIC] Your expenses
Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual operating expenses. Actual expenses may be greater or less.

Annual operating expenses                                              Class NAV
Management fee(1)                                                         0.95%
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Other expenses                                                            [  ]%
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Total fund operating expenses                                             [  ]%
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Contractual expense reimbursement (at least until 6/30/08)                [  ]%
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Net annual operating expenses(2)                                          [  ]%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

Expenses                                                      Year 1     Year 3
Class NAV                                                     $[   ]     $[   ]

1 The management fees paid to the Adviser are subject to a breakpoint schedule: 0.95% for aggregate assets under management up to and including $500 million, 0.925% for aggregate assets under management in excess of $500 million and up to and including $1 billion, and a final rate of 0.900% for aggregate assets under management in excess of $1 billion.

2 The Adviser has agreed contractually to reimburse for certain fund level expenses that exceed [ ]% of the average annual net assets; also the Adviser has contractually agreed to reimburse certain fund level expenses for an amount equal to the amount by which the expenses attribute to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: [ ]% for Class NAV. This expense
     reimbursement shall continue in effect until [     ] and thereafter until
     terminated by the Adviser on notice to the Trust.

                                                GLOBAL SHAREHOLDER YIELD FUND  5

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Principal risks
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Description of principal risks
The following chart identifies the Principal Risks associated with the fund. Risks not marked for the fund may, however, still apply to some extent to the fund at various times.

                                                Medium and                   Foreign                 Credit and
                           Market   Liquidity   Smaller        Derivatives   Investment   Currency   Counterparty   Management
                           Risk     Risk        Company Risk   Risk          Risk         Risk       Risk           Risk
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Global Shareholder Yield     -          -            -              -            -           -            -              -

Factors that may affect the fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these principal risks and certain related risks, but is not intended to include every potential risk. The fund could be subject to additional risks because the types of investments made by the fund may change over time. The SAI includes more information about the fund and its investments.

Market risk
The fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the fund. General market risks associated with investments in equity and fixed-income securities include the following:

Equity securities
A principal risk of the fund that has significant exposure to equity securities is that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons that directly relate to the issuing company, such as management performance, financial leverage, and reduced demand for the issuer's goods or services. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or generally adverse investor sentiment.

The fund maintains substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Growth securities
Certain equity securities (generally known as "growth securities") are purchased primarily because the subadviser believes that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to market fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. All funds that invest in equity securities are subject to these risks, but these risks are particularly pronounced for the fund which invests primarily in growth securities.

Liquidity risk
Liquidity risk exists when particular securities are difficult to sell due to a limited market or to legal restrictions, such that the fund may be prevented from selling particular securities at an advantageous price. The fund is subject to liquidity risk. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. These securities are more likely to be fair valued. Liquidity risk may also exist when the fund has an obligation to purchase particular securities (e.g., as a result of entering into reverse repurchase agreements or closing out a short sale).

This risk may be particularly pronounced for the fund which may make investments in emerging market securities and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

Medium and smaller company risk
Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to the fund, which makes investments in companies with smaller or medium-sized market capitalizations.

Derivatives risk
The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments

6 PRINCIPAL RISKS
over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party's consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties, the fund's risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund.

Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track.

Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

Foreign investment risk
Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the fund's investments. In the event of nationalization, expropriation or other confiscation, the fund could lose its entire investment in a foreign security.

All funds that invest in foreign securities are subject to these risks. These risks are particularly pronounced for the fund, which may invest a significant portion of its assets in foreign securities.

In addition, funds that invest a significant portion of their assets in the securities of issuers based in countries with "emerging market" economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on the fund's ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk
Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of the fund's investments. Currency risk includes both the risk that currencies in which the fund's investments are traded, or currencies in which the fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

The fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Many of the funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in the fund's currency exposure being substantially different than that suggested by its securities investments.

All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency

                                                               PRINCIPAL RISKS 7
exchange rates. Currency risk is particularly pronounced for the fund which regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange-traded and OTC foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase the fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Credit and counterparty risk
This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an OTC derivatives contract, or a borrower of the fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund's share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations or domestic or foreign governments or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, the subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated lower than Baa3 by Moody's or BBB- by S&P, or determined by the subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers' continuing ability to meet principal and interest payments is considered speculative and they are more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities.

In addition, the fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the credit-worthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Management risk
The fund is subject to management risk because it relies on the subadviser's ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

8 PRINCIPAL RISKS

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Your account
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Who can buy shares
Class NAV shares are available to certain types of investors, as noted below:

- Class NAV shares are sold to certain affiliated funds, each of which is a "fund of funds" that invests in various other funds of John Hancock Funds II and John Hancock Funds III. Class NAV shares are also sold to certain institutional investors.

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Class NAV shares cost structure
-    No sales charges
-    No distribution and service (12b-1) fees

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries
Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners, and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

-    directly, by the payment of sales commissions, if any; and
-    indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and John Hancock Funds, LLC, the distributor, may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor's own resources. These additional payments are sometimes referred to as "revenue sharing." These payments assist in our efforts to promote the sale of the fund's shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor's promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund's net assets, which, as well as benefiting the fund, would result in additional management and other fees for the investment adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor's marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The Statement of Additional Information discusses the distributor's revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, Adviser and their affiliates may have other relationships with your firm relating to the provision of services to the fund, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for the fund. If your intermediary provides these services, the Adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the Adviser or its affiliates that are not related to the fund.

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Opening an account
1    Read this prospectus carefully.
2    Determine if you are eligible, referring to "Who can buy shares" at left.
3 Permitted entities generally may open an account and purchase Class NAV shares, as the case may be, by contacting any broker, dealer, or other financial service firm authorized to sell Class NAV shares of the fund. There is no minimum initial investment for Class NAV shares. Eligible investors can obtain an account application by calling Signature Services at 1-888-972-8696.

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Transaction policies

Valuation of shares
The net asset value (NAV) per share for the fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The fund generally values its portfolio of equity securities, fixed-income securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances the fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and

                                                                  YOUR ACCOUNT 9
weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed-income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the SAI.

Buy and Sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests
The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading risk
The fund is intended for long-term investment purposes only and do not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders
Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determines that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancel an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies
The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity
The fund, through their agents, undertake to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the funds to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders."

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of

10 YOUR ACCOUNT
the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk
To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

- A fund that invests a significant portion of its assets in small-or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under "Valuation of shares," entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).
- A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

The fund is subject to excessive trading risk as discussed in this section.

Any frequent trading strategies may interfere with efficient management of the fund's portfolio. The fund, which invests in the types of securities discussed above, may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information
John Hancock Funds, LLC is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds, LLC may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares
The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments
When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
Dividends and account policies

Account statements
In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
-    after any changes of name or address of the registered owner(s)
-    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends
The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Any capital gains are distributed annually.

Dividend reinvestments
Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable, or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends
Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions
Any time you redeem or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

                                                                 YOUR ACCOUNT 11

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Additional investor services

Disclosure of Portfolio holdings
The fund's Policy Regarding Disclosure of Portfolio Holdings can be found in Appendix C of the Statement of Additional Information and the portfolio holdings information can be found at: http://www.jhfunds.com. The holdings of the fund will be posted to the website listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to the website listed above 30 days after each calendar quarter end. The information described above will remain on the website until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current. The fund's Form N-CSR and Form N-Q will contain the fund's entire holdings as of the applicable calendar quarter end.

12 YOUR ACCOUNT

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Fund details
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Business structure
The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the fund have the power to change the investment policy goal without shareholder approval.

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Management fees
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The management fee listed in this table represents the applicable rate on the fund's breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund's breakpoint schedule (as described earlier in the fund's summary description) consistent with the actual assets in the fund. Please refer to the SAI for more information regarding the management fee. The management fee paid to the Adviser by the fund is as follows:

Fund                                              % of net assets
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Global Shareholder Yield                                     0.95%
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                                                                 FUND DETAILS 13

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Business structure

Adviser
John Hancock Investment Management Services, LLC, 601 Congress Street, Boston, MA 02210-2805 is the Adviser to the fund.

The Adviser administers the business and affairs of the Trust. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all series of the Trust.

The Adviser does not itself manage any of the fund's portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the Adviser (i) monitors the compliance of the subadviser with the investment objectives and related policies of each portfolio, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Trustees of the Trust.

The Trust relies on an order from the SEC permitting the Adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. The Trust, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or the Trust (other than by reason of serving as subadviser to a portfolio) (an Affiliated Subadviser) or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

Subadviser
Epoch Investment Partners, Inc. (Epoch) serves as subadviser to the funds. Epoch
is a private company, founded in 2004. As of          Epoch managed on a
worldwide basis more than $[ ] for mutual funds and institutional investors, such as pension plans, endowments and foundations.

14 FUND DETAILS

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Management biographies
Below is a list of the portfolio managers for the fund, including a brief summary of their business careers over the past five years. The fund's SAI includes additional information about its portfolio managers, including information about their compensation, accounts they manage other than the fund and their ownership of fund shares, if any.

William W. Priest
--------------------------------------------------------------------------------
Founder, chief investment officer, chief executive officer portfolio manager (since 2004), Epoch Investment Partners, Inc.
    Co-managing partner and portfolio manager Steinberg, Priest & Sloan Capital Management 2001 - 2004).
    Began business career in 1972.

Eric Sappenfield
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Director and Senior Analyst (since 2006), Epoch Investment Partners, Inc.
     Research Analyst, Spear Leads & Kellogg (2004 - 2006).
     Begun business career in 1985.

Michael A. Wolhoelter
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Managing principal, portfolio manager and quantitative research analyst
     (since 2005), of Epoch Investment Partners, Inc.
     Director and portfolio manager, Columbia
     Management Group, Inc. (2001-2005)
     Began business career in 1997

Daniel Geber
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Managing principal and portfolio manager (since 2004), Epoch Investment Partners, Inc.
     Partner, Trident Investment Management (1998-2004)
     Began business career in 1995

David N. Pearl
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Managing principal and portfolio manager (since 2004), Epoch Investment Partners, Inc.
     Managing director and portfolio manager, Steinberg, Priest & Sloane Capital Management, LLC (2001-2004)
     Began business career in 1997
                                                                 FUND DETAILS 15

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Financial highlights
This section normally details the performance of the fund. Because the fund has not yet commenced operations, there are no financial highlights to report.

16 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock Funds
III:

Annual/Semiannual Report to Shareholders
Include financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

(C)2006 JOHN HANCOCK FUNDS, LLC 320NPN 2/07

To request a free copy of the current and annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus or SAI or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

SEC number: 811-21777

[LOGO]John Hancock
      the future is yours

John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

                             JOHN HANCOCK FUNDS III

                    JOHN HANCOCK CLASSIC VALUE MEGA CAP FUND
                   JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND

       Class A, Class B, Class C, Class I, Class NAV, and Class R1 Shares
                       Statement of Additional Information

                                February 28, 2007

This Statement of Additional Information provides information about John Hancock Classic Value Mega Cap Fund and John Hancock Global Shareholder Yield Fund (each a "Fund" together, the "Funds") of John Hancock Funds III (the "Trust" or "JHF III"), in addition to the information that is contained in each Fund's current prospectuses (the "Prospectuses"). Information about other funds that are separate series of the Trust is included in separate prospectuses and statements of additional information.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses. Copies of the Prospectuses can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                1-(800)-225-5291

                                TABLE OF CONTENTS

                                                                            Page

Organization of the Funds...................................................[__]
Investment Objective and Policies...........................................[__]
Fund Investments............................................................[__]
Descriptions and Risks of Fund Investments..................................[__]
Investment Restrictions.....................................................[__]
Those Responsible for Management............................................[__]
Investment Advisory and Other Services......................................[__]
Additional Information about the Portfolio Managers.........................[__]
Distribution Contracts......................................................[__]
Sales Compensation..........................................................[__]
Net Asset Value.............................................................[__]
Initial Sales Charge on Class A Shares......................................[__]
Deferred Sales Charge on Class B and Class C Shares.........................[__]
Eligible Investors for Class NAV and Class R1 Shares........................[__]
Special Redemptions.........................................................[__]
Additional Services and Programs............................................[__]
Purchases and Redemptions Through Third Parties.............................[__]
Description of Fund Shares..................................................[__]
Taxes.......................................................................[__]
Brokerage Allocation........................................................[__]
Transfer Agent Services.....................................................[__]
Custody of Portfolio........................................................[__]
Independent Registered Public Accounting Firm...............................[__]

Appendix A- Commercial Paper and Corporate Debt Ratings......................A-1
Appendix B- Proxy Voting Summary for the Trust and the Sub-Advisers..........B-1
Appendix C- Policy Regarding Disclosure of Portfolio Holdings................C-1

ORGANIZATION OF THE FUNDS

Each Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.

John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC) (the "Adviser") is the adviser to the Funds. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company, based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn $381 billion (US$341 billion) as of September 30, 2006.

Manulife Financial Corporation trades as `MFC' on the TSX, NYSE and PSE, and under `0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com.

INVESTMENT OBJECTIVE AND POLICIES

The principal strategies and risks of investing in each Fund are described in the Prospectuses. Unless otherwise indicated in the Prospectuses or this Statement of Additional Information, the investment objective and policies of the Funds may be changed without shareholder approval.

Diversified and Non-Diversified Funds: As set forth in "Investment Restrictions" below, a Fund may be a "diversified" fund and, accordingly, is required to satisfy the "diversified" fund requirements under the Investment Company Act of 1940, as amended (the "1940 Act"), which require that at least 75% of the value of a "diversified" fund's total assets be represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities that for the purpose of this calculation are limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer.

As stated in the Prospectus, a Fund may be a "non-diversified" fund under the 1940 Act, and as such is not required to satisfy the "diversified" requirements stated above. A non-diversified fund is permitted (but is not required) to invest a higher percentage of its assets in the securities of fewer issuers. Such concentration could increase the risk of loss to a Fund resulting from a decline in the market value of any one portfolio security. Investment in a non-diversified fund may entail greater risks than investment in a diversified fund.

However,   the  Funds,   whether  diversified  or  non-diversified,   must  meet
diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

FUND INVESTMENTS

The following chart indicates the types of investments that each Fund is generally permitted (but not required) to make. A Fund may, however, make other types of investments provided such an investment is consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing.

-------------------------------------------------------- ------------------------ --------------------------
                                                          Classic Value Mega Cap   Global Shareholder Yield
                                                                  Fund                       Fund
-------------------------------------------------------- ------------------------ --------------------------
Domestic Equity Securities                                          X                         X
-------------------------------------------------------- ------------------------ --------------------------
Preferred Stocks                                                    X                         X
-------------------------------------------------------- ------------------------ --------------------------
Convertible Securities                                              X                         X
-------------------------------------------------------- ------------------------ --------------------------
Securities of Foreign Issuers                                       X                         X
-------------------------------------------------------- ------------------------ --------------------------
Securities of Foreign Issuers (Traded on U.S.Exchanges)             X                         X
-------------------------------------------------------- ------------------------ --------------------------
Securities of Emerging Market Issuers or Countries                                            X
-------------------------------------------------------- ------------------------ --------------------------
Depository Receipts                                                 X                         X
-------------------------------------------------------- ------------------------ --------------------------
Illiquid Securities                                                 X                         X
-------------------------------------------------------- ------------------------ --------------------------
Futures and Options                                                 X                         X
-------------------------------------------------------- ------------------------ --------------------------
REITs                                                               X                         X
-------------------------------------------------------- ------------------------ --------------------------
Swap Contracts                                                      X                         X
-------------------------------------------------------- ------------------------ --------------------------
Repurchase Agreements                                               X                         X
-------------------------------------------------------- ------------------------ --------------------------
Investment Companies                                                X                         X
-------------------------------------------------------- ------------------------ --------------------------
Cash and Other High Quality Investments                             X                         X
-------------------------------------------------------- ------------------------ --------------------------
Long and Medium Term Corporate and Gov't Bonds                      X                         X
-------------------------------------------------------- ------------------------ --------------------------
Short-term Corporate and Government Bonds                           X                         X
-------------------------------------------------------- ------------------------ --------------------------
Foreign Currency Transactions                                                                 X
-------------------------------------------------------- ------------------------ --------------------------
Warrants and Rights                                                 X                         X
-------------------------------------------------------- ------------------------ --------------------------

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a description of investment practices and securities in which the Funds may engage and the risks associated with their use. The Funds may not engage in all practices described below. Please refer to descriptions of the Funds in the Prospectuses and "Fund Investments" in this Statement of Additional Information regarding the practices in which a particular Fund may engage.

Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Preferred stocks. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Convertible securities. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. The market value of convertible securities can also be heavily dependent upon the changing value of the equity securities into which such securities are convertible, depending on whether the market price of the underlying security exceeds the conversion price. Convertible securities generally rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. However, the extent to which such risk is reduced depends upon the degree to which the convertible security sells above its value as a fixed-income security.

Investment Companies. A Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds and exchange-traded funds ("ETFs")). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the investing Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, the Funds may invest in private investment funds, vehicles, or structures. The Funds may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts.

U.S. Government and Foreign Government Securities. U.S. government securities include securities issued or guaranteed by the U.S. government or its authorities, agencies, or instrumentalities. Foreign government securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies, or instrumentalities or by supra-national agencies. Different kinds of U.S. government securities and foreign government securities have different kinds of government support. For example, some U.S. Government securities (e.g., U.S. Treasury bonds) are supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by federal agencies or government-chartered or -sponsored enterprises, but are neither guaranteed nor insured by the U.S. government (e.g., debt securities issued by the Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal National Mortgage Association Bonds ("Fannie Mae"), and Federal Home Loan Banks ("FHLBs")). Similarly, some foreign government securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. Foreign government securities of some countries may involve varying degrees of credit risk as a result of financial or political instability in those countries and the possible inability of a Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community, and the Inter-American Development Bank.

Like other fixed income securities, U.S. government securities are subject to market risk and their market values typically will change as interest rates fluctuate. For example, the value of an investment in a Fund which holds U.S. government securities may fall during times of rising interest rates. Yields on U.S. government securities tend to be lower than those of corporate securities of comparable maturities.

Debt securities. A Fund may invest up to 20% of net assets in debt securities, including debt securities rated below investment grade. Debt securities of corporate and governmental issuers in which a Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk).

Lower Rated High Yield Debt Obligations. A Fund may invest up to 20% of net assets in high yielding, fixed income securities rated below investment grade (e.g., rated below Baa by Moody's Investors Service, Inc. ("Moody's") or below BBB by Standard & Poor's Ratings Group ("S&P").

Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. See Appendix A to this Statement of Additional Information, which describes the characteristics of corporate bonds in the various ratings categories. A Fund may invest in comparable quality unrated securities which, in the opinion of the Adviser or Sub-Adviser, offer comparable yields and risks to those securities which are rated.

Debt obligations rated in the lower ratings categories, or which are unrated, involve greater volatility of price and risk of loss of principal and income. In addition, lower ratings reflect a greater possibility of an adverse change in financial condition affecting the ability of the issuer to make payments of interest and principal. The high yield fixed income market is relatively new and its growth occurred during a period of economic expansion. The market has not yet been fully tested by an economic recession.

The market price and liquidity of lower rated fixed income securities generally respond to short term corporate and market developments to a greater extent than do the price and liquidity of higher rated securities because such developments are perceived to have a more direct relationship to the ability of an issuer of such lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield bond market or the reduced availability of market quotations will make it more difficult to dispose of the bonds and to value accurately a Fund's assets. The reduced availability of reliable, objective data may increase a Fund's reliance on management's judgment in valuing high yield bonds. In addition, a Fund's investments in high yield securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors. A Fund's investments, and consequently its net asset value, will be subject to the market fluctuations and risks inherent in all securities.

Certificates of Deposit, Bankers' Acceptances and Time Deposits. A Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by a Fund will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government. In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objective and policies stated above and in its prospectus, a Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes. A Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year. Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by Standard & Poor's Ratings Group, "Prime-1" or "Prime-2" by Moody's Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Zero Coupon Securities. Among the debt securities in which a Fund may invest are zero coupon securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities must be included in a Fund's income. Thus, to continue to quality for tax treatment as a regulated investment company and to avoid a certain excise tax on undistributed income, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. A Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by a Fund as initial criteria for the selection of debt securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by a Fund. Neither of these events will require the sale of the securities by a Fund.

Securities of Foreign Issuers. A Fund may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts ("ADRs"), U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges and foreign securities traded in foreign and local markets on foreign exchanges.

ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR.

Depositary Receipts. A Fund may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs), and European Depositary Receipts (EDRs) (collectively, "Depositary Receipts") if issues of such Depository Receipts are available that are consistent with a Fund's investment objective. Depositary Receipts generally evidence an ownership interest in a foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying foreign securities are denominated or traded. Generally, ADRs are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

Foreign Currency Transactions. Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets, the relative merits of investments in different countries, actual or perceived changes in interest rates, and other complex factors. Currency exchange rates also can be affected unpredictably as a result of intervention (or the failure to intervene) by the U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Foreign currencies in which a Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

A Fund that is permitted to invest in securities denominated in foreign currencies may buy or sell foreign currencies or deal in forward foreign currency contracts, currency futures contracts and related options, and options on currencies. A Fund may use such currency instruments for hedging, investment, or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of a Fund and a Fund's performance benchmark. A Fund also may purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics if the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. However, currency futures can be and often are closed out prior to delivery and settlement (see "Futures" for additional information). Options on currency futures contracts give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their holder the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect a Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that a Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of a Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to a Fund's shareholders.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. See "Securities of Emerging Market Issuers or Countries" below.

The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as a Fund. If such restrictions should be reinstituted, it might become necessary for a Fund to invest all or substantially all of its assets in U.S. securities. In such event, a Fund would review its investment objective and investment policies to determine whether changes are appropriate.

A Fund's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Funds are redeemable on a daily basis in U.S. dollars, the Funds intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars. Under present conditions, it is not believed that these considerations will have any significant effect on the Funds' portfolio strategies.

Securities of Emerging Market Issuers or Countries. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the United States and developed foreign countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and developed foreign countries. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation. Government enforcement of existing securities regulations also has been extremely limited, and any such enforcement may be arbitrary and the results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of some emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. Economies in emerging markets also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets also may be predominantly based on only a few industries or dependent on revenues from particular commodities. In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of debt instruments to make payments on their debt obligations, regardless of their financial condition.

Repurchase Agreements. A Fund may enter into repurchase agreements with banks and broker-dealers. A repurchase agreement is a contract under which the Fund acquires a security (usually an obligation of the government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-upon price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays, and risks of loss including: (i) possible declines in the value of the underlying security during the period in which the Fund seeks to enforce its rights thereto, (ii) possible reduced levels of income and lack of access to income during this period, and (iii) inability to enforce rights and the expenses involved in attempted enforcement.

Reverse Repurchase Agreements and Other Borrowings. A Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by a Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by a Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. To minimize various risks associated with reverse repurchase agreements, a Fund will establish and maintain a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. A Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase.

A Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. A Fund will not use leverage to attempt to increase total return. A Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser and/or Sub-Adviser will monitor the creditworthiness of the banks involved.

Illiquid Securities. Each Fund will not invest more than 15% of its net assets in illiquid investments. For this purpose, "illiquid securities" may include certain securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor each Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options and Futures. A Fund may use options and futures for various purposes. The use of options contracts, futures contracts, and options on futures contracts involves risk. Thus, while a Fund may benefit from the use of options, futures and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any options transactions or futures contracts. Losses incurred in transactions in options, futures and options on futures and the costs of these transactions will affect a Fund's performance.

Options. Funds that use options (1) may enter into contracts giving third parties the right to buy portfolio securities from the Fund for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

The extent to which a Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

Options on  Securities  and  Securities  Indices.  A Fund may purchase and write
(sell) call and put options on securities in which it may invest or on any securities index based on securities in which it may invest. These options may be listed on national domestic securities exchanges or traded in the over-the-counter market. A Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Options. Each Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by a Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option written by a Fund gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled for the difference between the exercise price and the market value of the index.

A Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand, and interest rates. By writing a call option on a security held by the Fund, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. If the Fund does not hold the security underlying a call written by the Fund and the market price exceeds the exercise price, the Fund bears the risk that it will suffer a loss equal to the amount by which the market price exceeds the exercise price minus any premium received. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a loss equal to the amount by which the market price of the security is below the exercise price minus the premium received, unless the security subsequently appreciates in value.

If the writer of an option wishes to terminate its obligation, it may effect a closing purchase transaction. In the case of exchange-traded options, a Fund effects a closing purchase transaction by buying an option of the same series as the option previously written. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. The holder of an option may similarly liquidate its position by effecting a closing sale transaction. In the case of exchange-traded options, a Fund effects a closing sale transaction by selling an option of the same series as the option previously purchased. No guarantee exists that a Fund will be able to affect a closing purchase or a closing sale transaction at any particular time. An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

If a Fund desires to sell a security on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option or the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the closing of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

All call and put options written by a Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

Purchasing Options. In order for a call option purchased by a Fund to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium paid by the Fund to the writer and transaction costs. Likewise, in order for a put option purchased by a Fund to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium paid by the Fund and transaction costs. A Fund's purchase of put options reduces any profit the Fund might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Risk Factors in Options Transactions. The holder of an American option can exercise its rights any time prior to expiration of the option. Consequently, the writer of an American option has no control over when the underlying securities or futures contracts must be sold, in the case of a call option, or purchased, in the case of a put option. If a call option is unexercised, the writer's gain (the amount of the premium) may be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract. The purchaser of an option risks losing the premium paid for the option plus related transaction costs.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange"), which generally provides a liquid secondary market for an option of the same series. If a liquid secondary market for an exchange-traded option does not exist, a Fund might not be able to affect a closing transaction for a particular option. As a result, the Fund, if it is the holder of an option, would be able to realize profits or limit losses only by exercising the option, and the Fund, if it is the writer of an option, would remain obligated under the option and would not be able to sell the underlying security or futures contract until the option expires or it delivers the underlying security or futures contract upon exercise.

Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist in some options; (ii) restrictions may be imposed by an Exchange on opening or closing transactions, or both; (iii) trading halts, suspensions, or other restrictions may be imposed on particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled to discontinue options trading (or trading in a particular class or series of options) (although outstanding options on that Exchange that were issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms).

The Exchanges have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Funds, the Adviser, and other clients of the Adviser may constitute such a group. These limits may restrict a Fund's ability to purchase or sell options on a particular security.

An over-the-counter option may be closed out only with the counterparty, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the option with the counterparty.

Futures. To the extent consistent with applicable law, a Fund permitted to invest in futures contracts may invest in futures contracts on, among other things, financial instruments (such as a U.S. government security or other fixed income instrument), individual equity securities ("single stock futures") or securities indices, interest rates, and (to the extent a Fund is permitted to invest in commodities and commodity-linked derivative instruments) commodities or commodities indices.

A financial futures contract sale creates an obligation by the seller to deliver a specified quantity of a financial instrument in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. That determination is made in accordance with the rules of the exchange on which the sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above), which means that the purchase price is subtracted from the current market value of the instrument and the net amount, if positive, is paid to the purchaser by the seller of the futures contract and, if negative, is paid by the purchaser to the seller of the futures contract. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant market.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. government securities, or other liquid assets equal in value to a percentage of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. The size of the initial margin is generally set by the exchange on which the contract is traded. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid to the broker on each completed purchase and sale transaction.

In most cases, futures contracts are closed out before the settlement date without the making or taking of delivery. A sale of a futures contract is closed out by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial futures contract sale exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, a purchase of a futures contract is closed out by selling a corresponding futures contract. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and, if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Options on Futures Contracts. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. Funds may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, a Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, a Fund may hedge against a possible increase in the price of securities the Fund expects to purchase by purchasing call options or writing put options on futures contracts rather than purchasing futures contracts. Options on futures contracts generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" above for a description of the Funds' use of options on currency futures.

A Fund's ability to establish and close out options on futures contracts will depend on the development and maintenance of a liquid secondary market. The development and maintenance of a liquid secondary market is not certain.

Risk Factors in Futures Transactions. Investment in futures contracts involves risk. If the futures are used for hedging, an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged creates risk. Correlation is higher when the investment being hedged underlies the futures contract. Correlation is lower when the investment being hedged is different than the instrument underlying the futures contract, such as when a futures contract on an index of securities or commodities is used to hedge a single security or commodity, a futures contract on one security (e.g., U.S. Treasury bonds) or commodity (e.g., gold) is used to hedge a different security (e.g., a mortgage-backed security) or commodity (e.g., copper), or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and the portfolio position (or anticipated position) intended to be protected, a Fund may realize a loss on the futures contract or the portfolio position intended to be protected. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

To compensate for imperfect correlations, a Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the price of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, a Fund may purchase or sell fewer futures contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

A Fund also may purchase futures contracts (or options on them) as an anticipatory hedge against a possible increase in the price of a currency in which securities the Fund anticipates purchasing is denominated. In such instances, the currency may instead decline. If the Fund does not then invest in those securities, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges to limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached, no trades of the contract may be entered at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on several consecutive trading days. Short positions in Index Futures may be closed out only by purchasing a futures contract on the exchange on which the Index Futures are traded.

The successful use of futures contracts and related options for hedging and risk management also depends on the ability of the Adviser to forecast correctly the direction and extent of exchange rate, interest rate, and stock and commodity price movements within a given time frame. For example, to the extent a Fund invests in fixed income securities and interest rates remain stable (or move in a direction opposite to that anticipated) during the period in which a futures contract or option is held by a Fund, the Fund would realize a loss on the futures transaction that is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return would be less than if it had not engaged in the hedging transaction.

As discussed above, a Fund that purchases or sells a futures contract is only required to deposit initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because a Fund is obligated to purchase the underlying instrument at a set price on a future date, the Fund's net asset value will fluctuate with the value of the instrument as if it were already in the Fund's portfolio. Futures transactions have the effect of investment leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract.

Trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The lack of a common clearing facility creates counterparty risk. If a counterparty defaults, a Fund normally will have contractual remedies against such counterparty, but may be unsuccessful in enforcing those remedies. When seeking to enforce a contractual remedy, a Fund also is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. A Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless a Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that a Fund might realize in trading could be offset (or exceeded) by adverse changes in the exchange rate.

If a Fund combines short and long positions, in addition to possible declines in the values of its investment securities, the Fund also will incur losses if the securities or commodities index underlying the long futures position underperforms the securities or commodities index underlying the short futures position.

The Funds' ability to engage in the options and futures strategies described above depends on the liquidity of the markets in those instruments. Trading interest in various types of options or futures cannot be predicted. Therefore, no assurance can be given that a Fund will be able to utilize these instruments effectively. Furthermore, each Fund's ability to engage in options and futures transactions may be limited by tax considerations.

Additional Regulatory Limitations on the Use of Futures and Related Options, Interest Rate Floors, Caps and Collars and Interest Rate and Currency Swap Contracts. Each Fund has claimed an exclusion from the definition of "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that Act.

Cash and Other High Quality Instruments. A Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or in connection with the maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. A Fund seeks to minimize credit risk by investing only in high quality money market securities.

Securities Lending. A Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. government securities according to applicable regulatory requirements. A Fund may reinvest any cash collateral in short-term securities and money market funds. When a Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities involved in the transaction. As a result, a Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of each Fund not to lend portfolio securities having a total value in excess of 33 1/3 % of its total assets.

Warrants and Rights. A Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price, subject to the Fund's Investment Restrictions. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrants and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of a Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. A Fund may engage in short sales "against the box". In a short sale against the box, a Fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, the Fund either owns or has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time a Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Forward Commitment and When-Issued Securities. A Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. A Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, a Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When a Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in a Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date a Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, a Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short-Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Funds may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short-term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The Funds' portfolio turnover rates are set forth in the table under the caption "Financial Highlights" in the Prospectus.

Portfolio  Holdings  Disclosure  Policy.  A description of the Fund's  portfolio
holding   disclosure   policy  is  attached  to  this  Statement  of  Additional
Information as Appendix C.

USES OF DERIVATIVES

Introduction and Overview

Derivative Policies. This overview provides a general introduction to the principal ways in which the Funds use derivatives. The information below is designed to supplement the information included in the Funds' Prospectuses.

Function of Derivatives in Funds. The Funds may use financial derivatives to implement investment decisions. The types of derivatives employed, which vary from Fund to Fund, may include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. The types of strategies implemented also vary from Fund to Fund. To a significant extent, specific market conditions influence the choice of derivative strategies for a given Fund.

Derivative Exposure. Generally, stocks constitute the majority of the holdings in each Fund, although derivative positions may comprise a significant portion of the total assets.

Counterparty Creditworthiness. The subadviser monitors the creditworthiness of OTC derivatives counterparties. Typically, a Fund will enter into these transactions only with counterparties who, at the time it enters into a transaction, have long-term debt ratings of A or higher by Standard & Poor's or Moody's (or, if unrated, have comparable credit ratings as determined by the subadviser ). Short-term derivatives may be entered into with counterparties that do not have long-term debt ratings if they have short-term debt ratings of A-1 by Standard & Poor's and/or a comparable rating by Moody's. See Appendix A -"Commercial Paper and Corporate Debt Ratings" for an explanation of short-term debt ratings.

Use of Derivatives by the Funds

Types of Derivatives Used by the Classic Value Mega Cap Fund:

o Options, futures contracts, and related options on securities indexes

o Long equity swap contracts in which the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

o Short equity swap contracts in which the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

o Contracts for differences, i.e., equity swaps that contain both long and short equity components

Uses of Derivatives by the Classic Value Mega Cap Fund:

Hedging

o Traditional Hedging: The Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

o Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts, to allow the Fund to dispose of securities in a more orderly fashion without exposing the Fund to leveraged loss in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment

The Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). The Fund also may use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual markets, sectors, and equities.

Risk Management - Synthetic Sales and Purchases

The Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if the Fund held a large proportion of stocks of a particular industry and the Adviser believed that stocks of another industry would outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases generally will be unwound as actual portfolio securities are sold and purchased.

Types of Derivatives Used by the Global Shareholder Yield Fund (other than foreign currency derivative transactions):

o Options, futures contracts, and related options on securities indexes

o Long equity swap contracts in which the Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index, a single equity security, or a basket of securities

o Short equity swap contracts in which the Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index, a single equity security, or a basket of securities

o Contracts for differences, i.e., equity swaps that contain both long and short equity components

o Warrants and rights

Uses of Derivatives by the Global Shareholder Yield Fund (other than foreign currency derivative transactions):

Hedging

o Traditional Hedging: The Fund may use short equity futures, related options, and short equity swap contracts to hedge against an equity risk already generally present in the Fund.

o Anticipatory Hedging: If the Fund receives or anticipates significant cash purchase transactions, the Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if the Fund receives or anticipates a significant demand for cash redemptions, the Fund may sell futures contracts or enter into short equity swap contracts to allow the Fund to dispose of securities in a more orderly fashion without exposing the Fund to leveraged loss in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment

The Fund may use derivative instruments (particularly long futures contracts, related options, and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the Fund (e.g., creating equity exposure through the use of futures contracts or other derivative instruments). Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, the Fund often will purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. The Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the Fund's underlying equity portfolio to a level the Adviser believes is the optimal exposure to individual countries and equities.

Risk Management - Synthetic Sales and Purchases

The Fund may use equity futures, related options, and equity swap contracts to adjust the weight of the Fund to a level the Adviser believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if the Fund holds a large proportion of stocks of a particular market and the Adviser believes that stocks of another market will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences also may be used for these purposes. Often, a foreign currency forward will be used in conjunction with a long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Foreign Currency Derivative Transactions Employed by the Global Shareholder Yield Fund:

o Buying and selling spot currencies

o Forward foreign currency contracts

o Currency futures contracts and related options

o Options on currencies

o Currency swap contracts

Uses of Foreign Currency Derivative Transactions by the Global Shareholder Yield
Fund:

Hedging

o Traditional Hedging: The Fund may effect foreign currency transactions-generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. The Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies.

o Anticipatory Hedging: When the Fund enters into a contract for the purchase of, or anticipates the need to purchase, a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through the use of currency forwards or futures.

o Proxy Hedging: The Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Adviser believes is highly correlated to the currency being hedged.

Investment

The Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, the Fund may use foreign currency transactions for risk management, which will permit the Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of a Fund's investment in securities denominated in that currency.

The Fund will not use derivative instruments to expose on a net basis more than 100% of its net assets to equity securities or markets. The Fund also will not hold net aggregate foreign currency exposure in excess of its net assets (except for temporary purposes due to large cash flows). However, the Fund's foreign currency exposure may differ significantly from the currency exposure represented by its equity investments.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without the approval of a majority of the relevant Fund's outstanding voting securities which, as used in the Prospectuses and this Statement of Additional Information, means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

Without approval of a majority of the outstanding voting securities of the relevant Fund, the Trust will not take any of the following actions with respect to any Fund or as indicated:

1. Issue senior securities, as defined in the 1940 Act, and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements, and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if a Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any borrowing permitted by Fundamental Investment Restriction (2) below; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

2. Borrow money except under the following circumstances: (i) Each Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) Each Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) Each Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls, and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that a Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.

3. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter for purposes of the 1933 Act.

4. Purchase or sell real estate except that the Funds may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that deal in real estate or interests therein, including securities of real estate investment trusts, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Funds as a result of the ownership of securities.

5. Purchase or sell commodities or commodity contracts, except that the Funds may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and the Funds may purchase and sell futures contracts on foreign currencies and options on such futures contracts. The Funds may also without limitation purchase and sell futures contracts, options on futures contracts, and options linked to commodities of all types, including physical commodities, and may enter into swap contracts and any other commodity-linked derivative instruments including those linked to physical commodities. Additionally, the Funds indirectly may invest in commodities, including physical commodities, by investing in other investment companies and/or other investment vehicles that invest entirely or substantially in commodities and/or commodity-linked investments.

6. Make loans, except that each Fund may (i) lend portfolio securities in accordance with its investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, and
     (iii) purchase all or a portion of an issue of publicly distributed debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

7. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of the Fund's investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

8. With respect to 75% of a Fund's total assets, invest more than 5% of the Fund's total assets in the securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than (i) securities issued or guaranteed by the U.S. Government, its agencies or its instrumentalities or (ii) securities of other investment companies.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Trust will not take any of the following actions with respect to any Fund or as indicated:

1. Purchase a security if, as a result, (i) more than 10% of a Fund's total assets would be invested in the securities of other investment companies,
     (ii) a Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of a Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by a Fund in connection with lending of the Fund's portfolio securities, in the securities of open-end investment companies or
     (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, a Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

2. Invest for the purpose of exercising control over or management of any company.

3. Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of securities transactions.

4. Invest more than 15% of its net assets in illiquid securities. For this purpose, "illiquid securities" may include certain restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements, and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the 1933 Act, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of a Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Trust, an open-end management investment company, is managed by its Trustees, including certain Trustees who are not "interested persons" of the Funds or the Trust (as defined by the 1940 Act) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Funds and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Funds are also officers or Directors of the Adviser, or officers and Directors of the principal distributor to the Funds, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds" or the "Distributor").

    Independent Trustees:

    ------------------------- -------------------- --------------------------------------------- -----------------
    Name, Address             Trustee/             Principal Occupation(s) and other             Number of John
    And Age                   Officer              Directorships During Past 5 Years             Hancock  Funds
                              Since/Position(s)                                                  Overseen by
                              Held with Fund                                                     Trustee

    ------------------------- -------------------- --------------------------------------------- -----------------
    Charles L. Bardelis       Trustee              President and Executive Officer, Island             209
    601 Congress Street       (since 2005)         Commuter Corp. (Marine Transport).
    Boston, MA  02210
    Born: 1941                                     Trustee of John Hancock Trust (since 1988)
                                                   and John Hancock Funds II (since 2005).

    ------------------------- -------------------- --------------------------------------------- -----------------
    Peter S. Burgess          Trustee (since       Consultant   (financial,    accounting   and        209
    601 Congress Street       2005)                auditing  matters  (since  1999);  Certified
    Boston, MA 02210                               Public    Accountant;     Partner,    Arthur
    Born: 1942                                     Andersen (prior to 1999).

                                                   Director of the  following  publicly  traded
                                                   companies:  PMA Capital  Corporation  (since
                                                   2004)  and  Lincoln   Educational   Services
                                                   Corporation (since 2004).

                                                   Trustee of John Hancock Trust (since 2005),
                                                   and John Hancock Funds II (since 2005).

    ------------------------- -------------------- --------------------------------------------- -----------------
    Elizabeth G. Cook         Trustee              Expressive Arts Therapist, Massachusetts            209
    601 Congress Street       (since 2005)         General Hospital (September 2001 to
    Boston, MA 02210                               present); Expressive Arts Therapist, Dana
    Born: 1937                                     Farber Cancer Institute (September 2000 to
                                                   January 2004); President, The Advertising
                                                   Club of Greater Boston.

                                                   Trustee of John Hancock Trust (since 2005)
                                                   and John Hancock Funds II (since 2005).

    ------------------------- -------------------- --------------------------------------------- -----------------
    William H. Cunningham     Trustee              Former Chancellor, University of Texas              160
    601 Congress Street       (since 2005)         System and former President of the
    Boston, MA 02210                               University of Texas, Austin, Texas;
    Born:  1944                                    Chairman and CEO, IBT Technologies (until
                                                   2001); Director of the following:  Hire.com
                                                   (until 2004), STC Broadcasting, Inc. and
                                                   Sunrise Television Corp. (until 2001),
                                                   Symtx, Inc.(electronic manufacturing)
                                                   (since 2001), Adorno/Rogers Technology,
                                                   Inc. (until 2004), Pinnacle Foods
                                                   Corporation (until 2003), rateGenius (until
                                                   2003), Lincoln National Corporation
                                                   (insurance) (since 2006), Jefferson-Pilot
                                                   Corporation (diversified life insurance
                                                   company) (until 2006), New Century Equity
                                                   Holdings (formerly Billing Concepts) (until
                                                   2001), eCertain (until 2001), ClassMap.com
                                                   (until 2001), Agile Ventures (until 2001),
                                                   AskRed.com (until 2001), Southwest
                                                   Airlines, Introgen and Viasystems Group,
                                                   Inc. (electronic manufacturer) (until
                                                   2003); Advisory Director, Interactive
                                                   Bridge, Inc. (college fundraising) (until
                                                   2001); Advisory Director, Q Investments
                                                   (until 2003); Advisory Director, JP Morgan
                                                   Chase Bank (formerly Texas Commerce Bank -
                                                   Austin), LIN Television (since 2002),
                                                   WilTel Communications (until 2003) and
                                                   Hayes Lemmerz International, Inc.
                                                   (diversified automotive parts supply
                                                   company) (since 2003).

                                                   Trustee of John Hancock Funds (since 1988)
                                                   and John Hancock Funds II (since 2005).
    ------------------------- -------------------- --------------------------------------------- -----------------

    ------------------------- -------------------- --------------------------------------------- -----------------
    Name, Address             Trustee/             Principal Occupation(s) and other             Number of John
    And Age                   Officer              Directorships During Past 5 Years             Hancock  Funds
                              Since/Position(s)                                                  Overseen by
                              Held with Fund                                                     Trustee

    ------------------------- -------------------- --------------------------------------------- -----------------
    Charles L. Ladner         Trustee              Chairman and Trustee, Dunwoody Village,             160
    601 Congress Street       (since 2005)         Inc. (retirement services) (until 2003);
    Boston, MA 02210                               Senior Vice President and Chief Financial
    Born:  1938                                    Officer, UGI Corporation (public utility
                                                   holding company) (retired 1998); Vice
                                                   President and Director for AmeriGas, Inc.
                                                   (retired 1998); Director of AmeriGas
                                                   Partners, L.P (gas distribution) . (until
                                                   1997); Director, EnergyNorth, Inc. (until
                                                   1995); Director, Parks and History
                                                   Association (since 2007).

                                                   Trustee of John Hancock Funds (since 1994)
                                                   and John Hancock Funds II (since 2005).
     ------------------------- -------------------- --------------------------------------------- -----------------
    Hassell H. McClellan      Trustee              Associate Professor, The Wallace E. Carroll         209
    601 Congress Street       (since 2005)         School of Management, Boston College.
    Boston, MA 02210
    Born: 1945                                     Trustee of John Hancock Trust (since 2005)
                                                   and John Hancock Funds II (since 2005).
    ------------------------- -------------------- --------------------------------------------- -----------------
    James. M. Oates           Trustee              Managing Director, Wydown Group (financial          209
    601 Congress Street,      (since 2005)         consulting firm)(since 1994);  Chairman,
    Boston, MA 02210                               Emerson Investment Management, Inc. (since
    Born: 1946                                     2000); Chairman, Hudson Castle Group, Inc.
                                                   (formerly IBEX Capital Markets, Inc.)
                                                   (financial services company) (since 1997).
                                                   Director of the following publicly traded
                                                   companies:  Stifel Financial (since 1996);
                                                   Investor Financial Services Corporation
                                                   (since 1995); and Connecticut River
                                                   Bancorp, Director (since 1998).  Director,
                                                   Phoenix Mutual Funds (since 1988;
                                                   overseeing 20 portfolios).

                                                   Trustee of John Hancock Trust (since 2004)
                                                   and John Hancock Funds II (since 2005);
    ------------------------- -------------------- --------------------------------------------- -----------------

(1) Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

   Non-Independent Trustee

    ------------------------- -------------------- --------------------------------------------- -----------------
    Name, Address             Trustee/               Principal Occupation(s) and other             Number of John
    And Age                   Officer                Directorships During Past 5 Years             Hancock  Funds
                              Since/Position(s)                                                    Overseen by
                              Held with Fund                                                       Trustee

    ------------------------- ---------------------- --------------------------------------------- ----------------
    James R. Boyle (1)        Trustee                President, John Hancock Annuities;                  262
    601 Congress Street       (since 2005)           Executive Vice President, John Hancock Life
    Boston, MA  02210                                Insurance Company (since June, 2004);
    Born:  1959                                      President U.S. Annuities; Senior Vice
                                                     President, The Manufacturers Life Insurance
                                                     Company (U.S.A) (prior to 2004).

    ------------------------- ---------------------- --------------------------------------------- ----------------

(1) The Trustee is an "interested person" (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

   Principal Officers who are not Trustees

------------------------- ---------------------- -------------------------------------------- ----------------
 Name, Address             Trustee/               Principal Occupation(s) and other            Number of John
 And Age                   Officer                Directorships During Past 5 Years            Hancock  Funds
                           Since/Position(s)                                                   Overseen by
                           Held with Fund                                                      Trustee

 ------------------------- ---------------------- -------------------------------------------- ----------------
 Keith Hartstein (3)       President              Senior Vice President, Manulife Financial          N/A
 601 Congress Street       (since 2005)           Corporation (since 2004); Director,
 Boston, MA  02210                                President and Chief Executive Officer, the
 Born: 1956                                       Adviser, The Berkeley Group, John Hancock
                                                  Funds, LLC (since 2005); Director, MFC
                                                  Global Investment Management (U.S.), LLC
                                                  ("MFC Global (U.S.)") (since 2005);
                                                  Director, John Hancock Signature Services,
                                                  Inc. (since 2005); President and Chief
                                                  Executive Officer, John Hancock Investment
                                                  Management Services, LLC (since 2006);
                                                  President and Chief Executive Officer,
                                                  John Hancock Funds II, John Hancock Funds
                                                  III, and John Hancock Trust; Director,
                                                  Chairman and President, NM Capital
                                                  Management, Inc. (since 2005); Chairman,
                                                  Investment Company Institute Sales Force
                                                  Marketing Committee (since 2003);
                                                  Director, President and Chief Executive
                                                  Officer, MFC Global (U.S.) (2005-2006);
                                                  Executive Vice President, John Hancock
                                                  Funds, LLC (until 2005).

 ------------------------- ---------------------- -------------------------------------------- ----------------

------------------------- ---------------------- -------------------------------------------- ----------------
 Name, Address             Trustee/               Principal Occupation(s) and other            Number of John
 And Age                   Officer                Directorships During Past 5 Years            Hancock  Funds
                           Since/Position(s)                                                   Overseen by
                           Held with Fund                                                      Trustee

 ------------------------- ---------------------- -------------------------------------------- ----------------
 John Vrysen (3)           Chief Financial        Executive Vice President and Chief                 N/A
 601 Congress Street       Officer                Financial Officer, John Hancock Funds,
 Boston, MA  02210         (since 2005)           LLC, July 2005 to present;  Senior Vice
 Born: 1955                                       President and General Manager, Fixed
                                                  Annuities, John Hancock Financial
                                                  Services, September 2004 to July 2005;
                                                  Executive Vice President, Operations,
                                                  Manulife Wood Logan, July 2000 to
                                                  September 2004.

 ------------------------- ---------------------- -------------------------------------------- ----------------
 Francis V. Knox, Jr.      Chief Compliance       Vice President and Chief Compliance                N/A
 601 Congress Street       Officer                Officer, John Hancock Investment
 Boston, MA  02210         (since 2005)           Management Services, LLC, the Adviser and
 Born:  1947                                      MFC Global (U.S.) (since 2005); Chief
                                                  Compliance Officer, John Hancock Funds,
                                                  John Hancock Funds II, John Hancock Funds
                                                  III and John Hancock Trust (since 2005);
                                                  Vice President and Assistant Treasurer,
                                                  Fidelity Group of Funds (until 2004); Vice
                                                  President and Ethics & Compliance Officer,
                                                  Fidelity Investments (until 2001).
  ------------------------- ---------------------- -------------------------------------------- ----------------
 Gordon Shone (3)          Treasurer              Treasurer, John Hancock Funds (since               N/A
 601 Congress Street       (since 2005)           2006); John Hancock Funds II, John Hancock
 Boston, MA  02210                                Funds III and John Hancock Trust (since
 Born: 1956                                       2005); Vice President and Chief Financial
                                                  Officer, John Hancock Trust (2003-2005);
                                                  Senior Vice President, John Hancock Life
                                                  Insurance Company (U.S.A.) (since 2001);
                                                  Vice President, John Hancock Investment
                                                  Management Services, Inc. and John Hancock
                                                  Advisers, LLC (since 2006), The
                                                  Manufacturers Life Insurance Company
                                                  (U.S.A.) (1998 to 2000).
 ------------------------- ---------------------- -------------------------------------------- ----------------
 Thomas M. Kinzler (3)     Secretary and Chief    Vice President and Counsel for John                N/A
 601 Congress Street       Legal Officer          Hancock Life Insurance Company (U.S.A.)
 Boston, MA  02110         (since 2006)           (since 2006); Secretary and Chief Legal
 Born:  1955                                      Officer, John Hancock Funds, John Hancock
                                                  Funds II, John Hancock Funds III and John
                                                  Hancock Trust (since 2006); Vice President
                                                  and Associate General Counsel for
                                                  Massachusetts Mutual Life Insurance
                                                  Company (1999-2006); Secretary and Chief
                                                  Legal Counsel for MML Series Investment
                                                  Fund (2000-2006); Secretary and Chief
                                                  Legal Counsel for MassMutual Institutional
                                                  Funds (2000-2004); Secretary and Chief
                                                  Legal Counsel for MassMutual Select Funds
                                                  and MassMutual Premier Funds (2004-2006).
 ------------------------- ---------------------- -------------------------------------------- ----------------

(1) Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified.
(2) The Trustee is an "interested person" (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.
(3) Affiliated with the investment adviser.

At its initial meeting on August 23, 2005, the Board established the following committees: (i) an Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Ladner are Audit Committee members); (ii) a Nominating and Governance Committee composed of all of the Independent Trustees;
(iii) a Compliance Committee composed solely of Independent Trustees (Ms. Cook and Messrs. Cunningham and McClellan are Compliance Committee members); and (iv) three Investment Committees, each composed solely of disinterested Trustees. The Audit Committee is responsible for the review of internal and external accounting and auditing procedures of the Trust and, among other things, the consideration and selection of independent accountants for the Trust, approval of all significant services proposed to be performed by its independent accountants and consideration of the possible effect of such services on the auditors' independence. The Nominating and Governance Committee is responsible for consideration and nomination of Independent Trustee candidates. Nominations should be forwarded to the attention of the Secretary of the Trust at 601 Congress Street, Boston, MA 02210.

The Compliance Committee reviews and makes recommendations to the full Board regarding certain compliance matters relating to the Trust. Each Investment
Committee reviews investment matters relating to a particular group of the Funds. For the period ended August 31, 2006, the Audit Committee, Compliance Committee and each of the Investment Committees held three meetings; the Nominating Committee held no meetings.

Compensation of Trustees and Officers

The following table provides information regarding the compensation paid by the Trust and the other investment companies in the John Hancock Fund Complex to the Independent Trustees of the Trust for their services. Each Trustee is paid a $7,500 quarterly retainer, plus $4,000 for attendance at each quarterly meeting. Each Trustee is reimbursed for travel and other out of pocket expenses incurred in attending meetings. The Board chairman receives a $10,000 annual retainer. The Trust does not pay any remuneration to any Trustee who is an officer or employee of the Adviser or its affiliates. Of the officers listed above, the President is furnished to the Trust pursuant to the Advisory Agreement described below and receives no compensation from the Trust. The other named officers receive no compensation from the Trust, and are compensated by the Adviser and/or affiliates for their services. The officers of the Trust may spend only a portion of their time on the affairs of the Trust.

                             Compensation Table (1)

---------------------- --------------------------- ---------------------------
Independent Trustees   Total Compensation from the Total Compensation from the
                                  Trust            Trust and the John Hancock
                                                   Fund Complex (2)
---------------------- --------------------------- ---------------------------
Charles L. Bardelis            $________                   $________

---------------------- --------------------------- ---------------------------
Peter S. Burgess               $________                   $________

---------------------- --------------------------- ---------------------------
Elizabeth Cook                 $________                   $________

---------------------- --------------------------- ---------------------------
William H. Cunningham          $________                   $________ (3)

---------------------- --------------------------- ---------------------------
Charles L. Ladner              $________                   $________

---------------------- --------------------------- ---------------------------
Hassell H. McClellan           $________                   $________

---------------------- --------------------------- ---------------------------
James M. Oates                 $________                   $________

---------------------- --------------------------- ---------------------------

(1) Compensation received for services as Trustee or officer. The Trust does not have a pension or retirement plan for any of its Trustees or officers. In addition, the Trust does not participate in the John Hancock Deferred
Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan.

(2) Total compensation paid by the John Hancock Fund Complex (including two registered investment companies with a total of [147] funds) to the Independent Trustees is for the fiscal year ended August 31, 2006.

(3) As of ____________, 200_, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock Funds Complex for Mr. Cunningham was $_______ under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

Trustee Ownership of Shares of the Funds

The Trust commenced operations on June 12, 2006, and none of the Trustees of the Trust beneficially owned any shares of the Funds as of that date. The following table provides a dollar range indicating each Trustee's aggregate beneficial ownership of shares of all funds in the John Hancock Fund Complex overseen by the Trustee as of October 1, 2006.


   ---------------------- ------------------------ -----------------------------
   Name of Trustee        Dollar Range of Equity   Aggregate Dollar Range of
                          Securities owned in the  Holdings in Funds of the John
                          Trust                    Hancock Funds Complex
                                                   Overseen by Trustee
   ---------------------- ------------------------ -----------------------------
   Independent Trustees
   ---------------------- ------------------------ -----------------------------
   Charles L. Bardelis              --                   $100,001 or more

   ---------------------- ------------------------ -----------------------------
   Peter S. Burgess                 --                         --

   ---------------------- ------------------------ -----------------------------
   Elizabeth Cook                   --                         --

   ---------------------- ------------------------ -----------------------------
   William H. Cunningham            --                  $10,001- 50,000 (1)

   ---------------------- ------------------------ -----------------------------
   Charles L. Ladner                --                   $100,001 or more

   ---------------------- ------------------------ -----------------------------
   Hassell H. McClellan             --                         --

   ---------------------- ------------------------ -----------------------------
   James M. Oates                   --                   $100,001 or more

   ---------------------- ------------------------ -----------------------------
   Interested Trustee                                          --

   ---------------------- ------------------------ -----------------------------
   James Boyle                      --                         --

----------------------  ------------------------   -----------------------------
(1) JHF III does not participate in the Plan. Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the funds in the John Hancock Fund Complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2005, the "Aggregate Dollar Range of Holdings in Funds of the Fund Complex Overseen by Trustee" would be over $100,000 for Mr. Cunningham.

All of the officers listed are officers or employees of the Adviser or Affiliated Companies. Some of the Trustees and officers may also be officers or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

The Funds will commence operations on or following the date of this Statement of Additional Information and, therefore, the officers and Trustees of the Funds as a group beneficially owned no shares of any class of the Funds. No shareholders beneficially owned 5% or more of the outstanding shares of the Funds.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The ultimate parent of the Adviser is Manulife Financial Corporation ("MFC") based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company (the "Life Company") and its subsidiaries, collectively known as Manulife Financial. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

Pzena Investment Management, LLC ("Pzena" or a "Sub-Adviser"), located at 120 West 45th Street, 20th Floor, New York, New York, 10036, serves as subadviser to the Classic Value Mega Cap Fund. Pzena was founded in 1995 by Richard Pzena and has been providing investment advisory services to institutional and individual clients since that time, and managed $26.2 billion as of November, 2006. The majority of Pzena is owned by Mr. Pzena, Managing Principal, Founder and Co-Chief Investment Officer, and his four other managing partners, John Goetz, Managing Principal and Co-Chief Investment Officer; William Lipsey, Managing Principal, Marketing Client Services; A. Rama Krishna, Managing Principal and Portfolio Manager; and Amelia Jones, Managing Principal, and Director of Administration and Operations. Sixteen other employees also own interests in the firm. The fifteen members of Pzena's investment team include senior investment professionals, bringing experience from Wall Street, corporate management, private equity and management consulting.

[Sub-Adviser information to be added/updated by amendment:] Epoch Investment Partners, Inc. ("Epoch" or a "Sub-Adviser") is located at 640 Fifth Avenue, 18th Floor, New York, New York, 10019. Epoch was founded in April, 2004 and has been providing investment advisory services to institutional and individual clients since that time, and managed $_____ billion as of September 30, 2006. Epoch is a subsidiary of Epoch Holding Company, a public corporation. The members of the Sub-Adviser's investment team include: William Priest, Managing Director, Chief Executive Officer and Portfolio Manager; Daniel Geber, Managing Director and Portfolio Manager/Analyst; David N. Pearl, Managing Director, Heal of U.S. Equities and Portfolio Manager; and Michael A. Welhoelter, Managing Director, Portfolio Manager and Quantitative Research Analyst.

The Funds have entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser administers the business and affairs of the Funds. The Adviser is responsible for performing or paying for various administrative services for the Funds, including providing at the Adviser's expense:

[ ]  office space and all necessary office facilities and equipment, and

[ ] individuals who are directors, officers or employees of the Adviser to serve (if duly elected or appointed) as Trustees or President of the Funds, without remuneration from or other cost to the Funds.

The Adviser shall, at the Funds' expense, perform all administrative, compliance, financial, accounting, bookkeeping and recordkeeping functions, except for those functions that may be performed by a third party pursuant to custodian, transfer agency or service agreements executed by the Funds. The Adviser shall also furnish to the Funds, at the Funds' expense, any personnel necessary for these functions.

The Adviser pays the cost of any advertising or sales literature relating solely to the Funds, and the cost of printing and mailing Prospectuses to persons other than current shareholders of the Funds.

In addition to providing the services described above, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Funds. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of the Funds, and reviews the performance of such subadvisers and reports periodically on such performance to the Funds' Board of Trustees.

Each Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

The Trust will pay the Adviser, as full compensation for all services provided under the Advisory Agreement with respect to each Fund, the fee computed separately for such Fund at an annual rate as follows:

            Funds and Annual Percentage Rates of Aggregate Net Assets

------------------------------- ---------------------------- ---------------------------- ----------------------------
Fund                            First  $2.5  billion of Net  Between   $2.5  billion  to  Over  $5.0  billion  of Net
                                Assets                       $5.0 billion of Net Assets   Assets
------------------------------- ---------------------------- ---------------------------- ----------------------------
Classic Value Mega Cap Fund     0.850%                       0.825%                       0.800%
------------------------------- ---------------------------- ---------------------------- ----------------------------

Fund                           First $500 million of Net     Between $500 million and     Over $1 billion of Net
                               Assets                        $1 billion of Net Assets     Assets

Global Shareholder Yield Fund  0.950%                        0.925%                       0.900%

From time to time, the Adviser may reduce its fee or make other arrangements to limit a Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

As compensation for its services under the Sub-Advisory Agreement, the Adviser (not the Fund) pays the Sub-Adviser quarterly, in arrears, within five business days after the end of each quarter, a fee based on a stated percentage of the average daily net assets of such Fund as follows:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Fund                            First  $2.5  billion of Net  Between   $2.5  billion  to  Over  $5.0  billion  of Net
                                Assets                       $5.0 billion of Net Assets   Assets
------------------------------- ---------------------------- ---------------------------- ----------------------------
Classic Value Mega Cap Fund     0.340%                       0.330%                       0.320%
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                       28

Fund                           First $500 million of Net     Between $500 million and     Over $1 billion of Net
                               Assets                        $1 billion of Net Assets     Assets

Global Shareholder Yield Fund  0.500%                        0.475%                       0.450%

The Adviser has agreed contractually to waive fees or reimburse each Fund an amount equal to the amount by which the Fund's total expenses (excluding: taxes, brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, fees under any agreements or plans of the Trust relating to services for shareholders, and printing and postage) exceeds its expense limit, as indicated in the table below:

----------------------------- -------------------------------------
Fund                          Expense Limit
----------------------------- -------------------------------------
Classic Value Mega Cap Fund   [____]%
----------------------------- -------------------------------------
Global Shareholder Yield Fund [____]%
----------------------------- -------------------------------------
The Adviser has further agreed contractually to make a payment to a specific class of shares of each Fund in an amount equal to the amount by which the expenses attributable to such class of shares of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the percentage of average annual net assets (on an annualized basis) attributable to such class of shares of the Fund as follows:

-------------- -------------- -------------- ------------- -------------- -------------- -------------
Fund           Class A        Class B        Class C       Class I        Class R1       Class NAV
-------------- -------------- -------------- ------------- -------------- -------------- -------------
Classic Value  [__]%          [__]%          [__]%         [__]%          [__]%          [__]%
Mega Cap Fund
-------------- -------------- -------------- ------------- -------------- -------------- -------------
Global         [__]%          [__]%          [__]%         [__]%          [__]%          [__]%
Shareholder
Yield Fund
-------------- -------------- -------------- ------------- -------------- -------------- -------------

Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for a Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by a Fund in connection with the matters to which their respective Agreements relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from their reckless disregard of the obligations and duties under the applicable Agreements.

Under the Advisory Agreement, a Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

JHIMS and Pzena have entered into an agreement under which Pzena has agreed, until February 28, 2012, not to serve as investment adviser (includiong subadviser) to another registered investment company deemed to be a Competitive Fund (as defined in the agreement) of the Classic Value Mega Cap Fund. In the event that Pzena should advise such an investment company, such agreement entails Pzena's payment of certain liquidated damages to JHIMS derived from the fact that JHMIS and the Distributor will make otherwise unreimbursed expenditures in the organization and ongoing promotion of the Classic Value Mega Cap Fund.

Approval of Advisory Agreement

At its meeting on December 12-13, 2006, the Board, including all the Independent Trustees, approved the Advisory Agreement between the Trust and Adviser with respect to each of the Funds.

In approving the Advisory Agreement, and with reference to the [five] factors which it regularly considers, the Board:

(1) -- (a) considered the high value to the Trust of continuing its relationship with the Adviser as the Trust's adviser, the skills and competency with which the Adviser has in the past managed the Trust's affairs and subadvisory relationships, the Adviser's oversight and monitoring of the subadvisers' investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of the Adviser's personnel,

(b) considered the Adviser's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments,

(c) considered the Adviser's administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that the Adviser may reasonably be expected to ably perform its services under the Advisory Agreement with respect to each of the Funds;

(2) -- in the case of each Fund, reviewed the investment performance of portfolios of the subadvisers that are managed comparably to each of the Funds; the comparative performance of their respective benchmarks; and the Adviser's analysis of such performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally and with respect to the Funds; and concluded that the portfolios of the subadvisers that are comparably managed have performed well or within a range that the Board deemed competitive, and that the Adviser may reasonably be expected to ably monitor the performance of the Funds and each of their subadvisers.

(3) reviewed the advisory fee structure of each of the new Funds and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (a) all subadvisory breakpoints are reflected as breakpoints in the advisory fees for the Funds and (b) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale as the assets of each of the Funds grow.

(4) -- (a) reviewed the anticipated profitability of the Adviser's relationship with the Funds in terms of the total amount of annual advisory fees it is estimated to receive with respect to the Funds and whether the Adviser has the financial ability to provide a high level of services to the Funds,

(b) considered that the Adviser derives reputational and other indirect benefits from providing advisory services to the Funds, and

(c) noted that Adviser will pay the subadvisory fees out of the advisory fees the Adviser will receive from the Funds and concluded that the advisory fees to be paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5) -- reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the Funds are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management's discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services expected to be provided by the Adviser with respect to the Funds, as well as the other factors considered.

Approval of Sub-Advisory Agreements

At its meeting on December 12-13, 2006, the Board, including all the Independent Trustees, approved the Sub-Advisory Agreements.

In making its determination with reference to these respective factors, the Board reviewed:

(i) information relating to each subadviser's business which may include information such as: business performance, representative clients, assets under management, financial stability, personnel and, if applicable, past subadvisory services to the Trust, John Hancock Funds II and John Hancock Trust;

(ii) the investment performance of subadvisers' portfolios managed comparably to the Funds and comparative performance information relating to the benchmark;

(iii)  the  proposed   subadvisory   fee  for  each  Fund  and  comparative  fee
information; and

(iv) information relating to the nature and scope of Material Relationships and their significance to the Trust's adviser and unaffiliated subadvisers.

The Board's decision to approve each Sub-Advisory Agreement was based on a number of determinations, including the following:

(1) Each subadviser has extensive experience and demonstrated skills as a manager;

(2) with respect to each subadviser, the subadvisory fees are a product of arms-length negotiation between the Adviser and the subadviser and generally are competitive within the range of industry norms;

(3) although not without variation, the current and historical performance of the portfolios the subadvisers manage comparably to the Funds has been within the range of the current and historical performance of these comparable funds' respective benchmarks;

(4) the Material Relationships consist of arrangements in which these unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust's adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

The Board concluded that approval of the Advisory Agreement and the Sub-Advisory agreements with the Sub-Advisers is in the best interests of shareholders and contract owners in view of (i) the Adviser's fiduciary duty and the Board's fiduciary duty and ability to monitor potential conflicts, and (ii) the benefits to such Funds of the Trust expected from the subadvisory services of the Sub-Advisers.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. A Fund also may hold, or may be buying or selling, the same securities. To prevent a Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

Proxy Voting Policies

The Trust's proxy voting policies and procedures (the "Trust's Procedures") delegate to the Sub-Advisers the responsibility to vote all proxies relating to securities held by the Funds in accordance with the Sub-Advisers' proxy voting policies and procedures. A Sub-Adviser has a duty to vote such proxies in the best interests of the Fund and its shareholders. Complete descriptions of the Trust's Procedures and the proxy voting procedures of the Sub-Advisers are set forth in Appendix B to this Statement of Additional Information.

It is possible that conflicts of interest could arise for a Sub-Adviser when voting proxies. Such conflicts could arise, for example, when the Sub-Adviser or its affiliate has a client or other business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when the Trust, its investment adviser or principal underwriter or any of their affiliates has an interest in the vote.

In the event a Sub-Adviser becomes aware of a material conflict of interest, the Trust's Procedures generally require the Sub-Adviser to follow any conflicts procedures that may be included in the Sub-Adviser's proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:

     (a) voting pursuant to the recommendation of a third party voting service;

     (b) voting pursuant to pre-determined voting guidelines; or

     (c) referring voting to a special compliance or oversight committee.

The specific conflicts procedures of the Sub-Advisers are set forth in its proxy voting procedures included in Appendix B. While these conflicts procedures may reduce, they will not necessarily eliminate, any influence on proxy voting of conflicts of interest.

Although each Sub-Adviser has a duty to vote all proxies on behalf of the funds it subadvises, it is possible that the Sub-Adviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits a Sub-Adviser from trading the shares in the marketplace for a period of time, the Sub-Adviser may determine that it is not in the best interests of the Fund to vote the proxies. A Sub-Adviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the Fund would lose security lending income if the securities were recalled.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available
(1) without charge, upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC's website at http://www.sec.gov.

ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS [The information in this section will be updated by amendment]

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager of the Funds information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total assets in the table is as of November 30, 2006. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, pooled separate accounts, and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or non-pooled separate accounts, pension funds and other similar institutional accounts.

                           Classic Value Mega Cap Fund

---------------------- -------------------------------------------------------------------------------------------
PORTFOLIO MANAGER NAME OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
---------------------- -------------------------------------------------------------------------------------------
Richard S. Pzena       Other Registered Investment Companies: ten (10) funds with total assets of approximately
                       $9,587.2 million

                       Other Pooled Investment Vehicles: eighty-six (86) entities with total assets of approximately $7,911.91 million

                       Other Accounts: three hundred twenty-six (326) accounts with total assets of approximately $9,635.6 million
---------------------- -------------------------------------------------------------------------------------------

---------------------- -------------------------------------------------------------------------------------------
John P. Goetz          Other Registered Investment Companies: twelve (12) funds with total assets of approximately
                       $9,635.6 million

                       Other Pooled Investment Vehicles: ninety-three (93) entities with total assets of approximately $8,712.4 million

                       Other Accounts:  three hundred twenty-eight (328) accounts with total assets of approximately $9,370.2 million

---------------------- -------------------------------------------------------------------------------------------
Antonio DeSpirito III  Other Registered Investment Companies: ten (10)funds with total assets of approximately
                       $9,538.5 million

                       Other Pooled Investment Vehicles: ten (10) entities with total assets of approximately
                       $2,275.7 million

                       Other Accounts: one hundred ten (110) accounts with total assets of approximately
                       $3,960.5 million

---------------------- -------------------------------------------------------------------------------------------

                          Global Shareholder Yield Fund

---------------------- -------------------------------------------------------------------------------------------
PORTFOLIO MANAGER NAME OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS
---------------------- -------------------------------------------------------------------------------------------
William W. Priest      Other Registered Investment Companies: [number] (  ) funds with total assets of approximately $  million

                       Other Pooled Investment Vehicles: [number] (  ) entities with total assets of approximately $  million

                       Other Accounts:  [number] (  ) accounts with total assets of approximately
                       $  million

---------------------- -------------------------------------------------------------------------------------------
Daniel Geber           Other Registered Investment Companies: [number] (  ) funds with total assets of approximately $  million

                       Other Pooled Investment Vehicles: [number]  (  ) entities with total assets of approximately $  million

                       Other Accounts:  [number]  (  ) accounts with total assets of approximately
                       $  million

---------------------- -------------------------------------------------------------------------------------------
David N. Pearl         Other Registered Investment Companies: [number] (  ) funds with total assets of approximately $  million

                       Other Pooled Investment Vehicles: [number]  (  ) entities with total assets of approximately $  million

                       Other Accounts:  [number]  (  ) accounts with total assets of approximately
                       $  million

---------------------- -------------------------------------------------------------------------------------------
Michael A. Welhoelter  Other Registered Investment Companies: None

                       Other Pooled Investment Vehicles: eleven (11) entities with total assets of approximately
                       $65.5 million

                       Other Accounts: sixty (60) accounts with total assets of approximately $987.8 million

---------------------- -------------------------------------------------------------------------------------------

Neither the Adviser nor the Sub-Advisers generally receives a fee based upon the investment performance of the accounts listed under "Other Accounts Managed by the Portfolio Managers" in the table above, except that, with respect to accounts managed by Messrs. Pzena and Goetz, Pzena receives performance-based fees with respect to eleven (11) Other Accounts with total assets of approximately $1,912.5 million. With respect to accounts managed by Mr. DeSpirito, the Sub-Adviser receives performance-based fees with respect to eight
(8) Other Accounts with total assets of approximately $1,088.6 million. [GSY information, if any, to be inserted by amendment]

In each Sub-Adviser's view, conflicts of interest may arise in managing a Fund's portfolio investments, on the one hand, and the portfolios of the Sub-Adviser's other clients and/or accounts (together "Accounts"), on the other. Set forth below is a brief description of some of the material conflicts that may arise and the Sub-Advisers' policy or procedure for handling them. Although the Sub-Advisers have designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

The management of multiple Accounts inherently means there may be competing interests for the portfolio management team's time and attention. Each Sub-Adviser seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all large cap value Accounts, whether they be Fund accounts, institutional accounts or individual accounts are managed using the same investment discipline, strategy and proprietary investment model as the Funds.

If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Funds may not be able to take full advantage of that opportunity. However, the Sub-Advisers have adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. The only changes to the allocations made at the time of the creation of the order, are if there is a partial fill for an order. Depending upon the size of the execution, a Sub-Adviser may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having NASD restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.

With respect to securities transactions for the Accounts, a Sub-Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution. A Sub-Adviser will bunch or aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, a Sub-Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Sub-Adviser may place separate, non-simultaneous, transactions for a Fund and another Account, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.

Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for the Fund or other Accounts. To address this, each Sub-Adviser has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including Fund shareholders' interests) or its current investment strategy. The Code of Ethics generally requires that most transactions in securities by a Sub-Adviser's Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons' personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include persons who have access to non-public information about client securities transactions, portfolio recommendations or holdings, and thus covers all of a Sub-Adviser's full-time employees except those whose job functions are solely clerical. In addition, no access person, including an investment person, shall be permitted to effect a short term trade (i.e. to purchase and subsequently sell within 60 calendar days, or to sell and subsequently purchase within 60 calendar days) of securities which (i) are issued by a mutual fund which is advised or sub-advised by a Sub-Adviser, or (ii) are the same (or equivalent) securities purchased or sold by or on behalf of the advisory accounts unless and until the advisory accounts have effected a transaction which is the same as the access person's contemplated transaction. Finally, orders for proprietary accounts (i.e., accounts of a Sub-Adviser's principals, affiliates or employees or their immediate family which are managed by the Sub-Adviser) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.

Proxy voting for the Funds and the other Accounts' securities holdings may also pose certain conflicts. Each Sub-Adviser has identified the following areas of concern: (1) Where a Sub-Adviser manages the assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more Accounts; (2) Where a Sub-Adviser manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; and (3) Where a Sub-Adviser had a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. The Sub-Advisers' proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.

Each Sub-Adviser manages some Accounts under performance based fee arrangements. Each Sub-Adviser recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, the Sub-Advisers generally require portfolio decisions to be made on a product specific basis. The Sub-Advisers also require pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, the Sub-Advisers require average pricing of all aggregated orders. Finally, each Sub-Adviser has adopted a policy prohibiting Portfolio Managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

Compensation of Portfolio Managers. Portfolio managers and other investment professionals at each Sub-Adviser are compensated through a combination of a fixed base salary (set annually), performance bonus and equity ownership, if appropriate due to superior performance. The time frame each Sub-Adviser examines for bonus compensation is annual. Each Sub-Adviser considers both quantitative and qualitative factors when determining performance bonuses, however, performance bonuses are not based on Fund performance or assets of the Funds. For investment professionals, each Sub-Adviser examines such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, each Sub-Adviser always looks at the person as a whole and contributions that he/she has made and is likely to make in the future. The Sub-Advisers avoid a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm's value investment philosophy. Ultimately, equity ownership is the primary tool used by the Sub-Advisers for attracting and retaining the best people. Shares may be in the form of capital interests or profits only interests. All shares are voting shares (i.e., not phantom stock). The equity ownership in Pzena as of November, 2006 of each member of the investment team who makes investment decisions for the Classic Value Mega Cap Fund is as follows:

Richard S. Pzena                    Greater than 25% but less than 50%
John P. Goetz                       Greater than 5% but less than 10%
Antonio DeSpirito, III              Less than 5%

The equity ownership in Epoch as of ________, 200_ of each member of the investment team who makes investment decisions for the Global Shareholder Yield Fund is as follows:

William W. Priest                   Greater than ____% but less than ____%
Daniel Geber                        Greater than  % but less than ____%
David N. Pearl                      Greater than  % but less than _____%
Michael A. Welhoelter               Greater than ____% but less than _____%]

Share Ownership by Portfolio Managers. The following table indicates as of _________, 200_ the value, within the indicated range, of shares beneficially owned by the portfolio managers in Classic Value Mega Cap Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

------------------------------ ----------------------------- -------------------------------
Fund                           Portfolio Manager             Range of Beneficial Ownership
------------------------------ ----------------------------- -------------------------------
Classic Value Mega Cap Fund    Richard S. Pzena              A
------------------------------ ----------------------------- -------------------------------
Classic Value Mega Cap Fund    John P. Goetz                 A
------------------------------ ----------------------------- -------------------------------
Classic Value Mega Cap Fund    Antonio DeSpirito III         A
------------------------------ ----------------------------- -------------------------------
Global Shareholder Yield Fund  William W. Priest             [insert a range letter]
------------------------------ ----------------------------- -------------------------------
Global Shareholder Yield Fund  Daniel Geber                  [insert a range letter]
------------------------------ ----------------------------- -------------------------------
Global Shareholder Yield Fund  David N. Pearl                [insert a range letter]
------------------------------ ----------------------------- -------------------------------
Global Shareholder Yield Fund  Michael A. Welhoelter         [insert a range letter]
------------------------------ ----------------------------- -------------------------------

DISTRIBUTION CONTRACTS

The Funds have a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of each Fund. Shares of each Fund are also sold by selected broker-dealers, banks and registered investment advisors ("Selling Firms") that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus any applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B, Class C and Class R1 shares, the Selling Firm receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Because the Funds have not completed a full year of operations as of the date of this Statement of Additional Information, no information regarding underwriting commissions is included.

The Funds' Trustees adopted Distribution Plans with respect to each class of shares (other than Class I and Class NAV) (the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, the Global Shareholder Yield Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class R1 shares of the Fund's average daily net assets attributable to shares of the respective class of shares. The Classic Value Mega Cap Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares and 0.50% for Class R1 shares of the Fund's average daily net assets attributable to shares of the respective class of shares. Although Classic Value Mega Cap Fund will pay distribution and service fees of up to 0.25% for Class A Shares, the Fund's Trustees have approved the Fund to pay distribution and service fees of up to 0.30%, or some lesser amount as they shall approve from time to time, for Class A shares. However, the service fees will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to compensate John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Firms and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares. The service fees will be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders.

Each Fund pays, and will continue to pay, a management fee to John Hancock Investment Management Services, LLC pursuant to the advisory agreement between the Fund and the Adviser. The Adviser may use its management fee revenue, as well as its past profits or its other resources from any other source, to make payments with respect to any expenses incurred in connection with the distribution of shares. To the extent that the payment of management fees by the Fund to the Adviser should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the meaning of Rule 12b-1, then such payment shall be deemed to be authorized by the appropriate 12b-1 Plan.

The Funds have also adopted a separate Class R1 shares Service Plan ("the Service Plan"). The Service Plan authorizes the Funds to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the Funds a service fee of up to 0.25% of the Funds' average daily net assets attributable to Class R1 shares held by such plan participants. These services may include
(a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns Class R1 shares; (c) processing orders to purchase, redeem and exchange Class R1 shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the Funds; and (e) other services related to servicing such retirement plans.

The Plans, the Service Plan and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on these Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Funds with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as each Plan's continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each Plan provides, that no material amendment to the Plan will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B, Class C and Class R1 shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Class I shares of the Funds are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class I shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A, Class B, Class C or Class R1 Plans for any other class of shares.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Fund.

SALES COMPENSATION

As part of their business strategies, the Funds, along with the Distributor, pay compensation to Selling Firms that sell the Funds' shares. These firms typically pass along a portion of this compensation to your broker or financial representative.

The two primary sources of Selling Firm compensation payments for Class A, Class B, Class C and Class R1 are (1) the 12 b-1 fees that are paid out of a Fund's assets and (2) sales charges paid by investors. The sales charges and 12b-1 fees are detailed in the Prospectuses and under "Distribution Contracts", "Initial Sales Charge on Class A Shares" and "Deferred Sales Charge on Class B and Class C Shares" in this Statement of Additional Information. The portions of these expenses that are paid to Selling Firms are shown on the next page. For Class I or NAV shares, the Distributor may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm which sells shares of the Funds. This payment may not exceed 0.15% of the amount invested.

Initial Compensation. Whenever you make an investment in Class A, Class B or Class C shares of a Fund, the Selling Firm receives a reallowance/payment/commission as described on the next page. The Selling Firm also receives the first year's 12b-1 service fee at this time.

Annual Compensation. For Class A, Class B and Class C shares of a Fund, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid quarterly in arrears.

For Class R1 shares of the Funds, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net assets. In addition, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.25% of the average daily net assets. These service and distribution fees are paid quarterly in arrears.

Selling Firms receive service and distribution fees if, for the preceding quarter, (1) their clients/shareholders have invested combined average daily net assets of no less than $1,000,000 in eligible (aged) assets; or (2) an individual registered representative of the Selling Firm has no less than $250,000 in eligible (aged) assets. The reason for these criteria is to save the Fund the expense of paying out de minimis amounts. As a result, if a Selling Firm does not meet one of the criteria noted above, the money for that firm's fees remains in the Fund.

Additional Payments to Financial Intermediaries. Shares of the Funds are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The funds' principal distributor John Hancock Funds may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as "revenue sharing". Many firms that sell shares of the funds receive one or more types of these cash payments. The categories of payments that John Hancock Funds provides to firms are described below. These categories are not mutually exclusive and John Hancock Funds may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in John Hancock Funds' efforts to promote the sale of the funds' shares. John Hancock Funds agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. John Hancock Funds determines which firms to support and the extent of the payments it is willing to make. John Hancock Funds generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor's promotional efforts. John Hancock Funds does not make an independent assessment of the cost of providing such services.

As of [date], the following member firms of the National Association of Securities Dealers, Inc. ("NASD") have arrangements in effect with John Hancock Funds pursuant to which the firm is entitled to a revenue sharing payment:
[Information to be updated by amendment:

     1st Global Capital Corp.                             Lincoln Financial Advisors Corporation
     A. G. Edwards & Sons, Inc.                           Linsco/Private Ledger Corp.
     AIG Financial Advisors, Inc.                         Merrill, Lynch, Pierce, Fenner, & Smith Incorporated
     Ameriprise Financial Services, Inc.                  Morgan Keegan & Company, Inc.
     AXA Advisors, LLC                                    Morgan Stanley & Co., Incorporated
     Berthel, Fisher & Company Financial Services, Inc.   National Planning Corporation
     BNY Investments Center Inc.                          Oppenheimer & Co., Inc.
     Citigroup Global Markets Inc.                        Piper Jaffray & Co.
     Commonwealth Financial Network                       Raymond James & Associates., Inc.
     Crown Capital Securities, L.P.                       RBC Dain Rauscher Inc.
     CUSO Financial Services, L.P.                        Securities America, Inc.
     Ferris, Baker, Watts Incorporated                    Signator Investors, Inc.
     First Tennessee Brokerage, Inc.                      Stifel, Nicolaus & Company, Incorporated
     H.D. Vest Investment Services                        Transamerica Financial Advisors, Inc.
     ING Financial Partners, Inc.                         UBS Financial Services, Inc.
     Investacorp, Inc.                                    UVEST Financial Services, Inc.
     Janney Montgomery Scott LLC                          Wachovia Securities, LLC
     J.J.B. Hilliard, W. L. Lyons, Inc.                   Wells Fargo Investments, LLC]

John Hancock Funds also has arrangements with intermediaries that are not members of the NASD.

Sales and Asset Based Payments. John Hancock Funds makes revenue sharing payments as incentives to certain firms to promote and sell shares of the funds. John Hancock Funds hopes to benefit from revenue sharing by increasing the funds' net assets, which, as well as benefiting the funds, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give John Hancock Funds additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of John Hancock Funds by allowing it to participate in conferences, seminars or other programs attended by the intermediary's sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the funds, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the funds.

The revenue sharing payments John Hancock Funds makes may be calculated on sales of shares of funds ("Sales-Based Payments"). Such payments also may be calculated on the average daily net assets of the applicable funds attributable to that particular financial intermediary ("Asset-Based Payments"). Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the funds in investor accounts. John Hancock Funds may pay a firm either or both Sales-Based Payments and Asset-Based Payments.

Administrative and Processing Support Payments. John Hancock Funds also may make payments to certain firms that sell shares of the funds for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the funds do not pay for these costs directly. John Hancock Funds also may make payments to certain firms that sell shares of the funds in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that John Hancock Funds may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm's mutual fund trading system.

Other Cash Payments. From time to time, John Hancock Funds may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the funds.

Such compensation provided by John Hancock Funds may include financial assistance to firms that enable John Hancock Funds to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as the NASD. John Hancock Funds makes payments for entertainment events it deems appropriate, subject to John Hancock Funds' guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.

John Hancock Funds and its affiliates may have other relationships with firms relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for funds. If a firm provides these services, the Adviser or the funds may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the funds.

              First Year Broker or Other Selling Firm Compensation

Class A investments                   Investor pays
                                      sales charge         Selling Firm             Selling Firm
                                      (% of offering       receives                 receives 12b-1       Total Selling Firm
                                      price)               commission (1)           service fee (2)      compensation (3) (4)

Up to $49,999                         5.00%                4.01%                    0.25%                4.25%
$50,000 - $99,999                     4.50%                3.51%                    0.25%                3.75%
$100,000 - $249,999                   3.50%                2.61%                    0.25%                2.85%
$250,000 - $499,999                   2.50%                1.86%                    0.25%                2.10%
$500,000 - $999,999                   2.00%                1.36%                    0.25%                1.60%

Investments of Class A shares of $1
million or more (5)

First $1M - $4,999,999                --                   0.75%                    0.25%                1.00%
Next $1 - $5M above that              --                   0.25%                    0.25%                0.50%
Next $1 or more above that            --                   0.00%                    0.25%                0.25%
Class B investments

All amounts                           --                   3.75%                    0.25%                4.00%
Class C investments

All amounts                           --                   0.75%                    0.25%                1.00%
Class I investments

All amounts                           --                   0.00%                    0.00%                0.00% (6)
Class R1 investments

All amounts                           --                   0.00%                    0.50%                0.50%

(1) For Class A investments under $1 million, a portion of the Selling Firm's commission is paid out of the sales charge.

(2) For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a % of the amount invested and after the first year as a % of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock Funds, LLC, the Selling Firm receives 12b-1 fees in the first year as a % of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a % of average daily net eligible assets. Quarterly payments are made in arrears. For Class R1 shares, the Selling Firm receives 12b-1 fees effective at time of purchase as a % of average daily assets (paid quarterly in arrears) See "Distribution Contracts" for description of Class R1 Service Plan charges and payments.

(3) Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4)  Underwriter retains the balance.

(5) See "Initial Sales Charge on Class A Shares" for a discussion on how to qualify for a reduced sales charge. John Hancock Funds, LLC may take recent redemptions into account in determining if an investment qualifies as a new investment.

(6) John Hancock Funds, LLC may make a one-time payment at time of initial purchase out of its own resources to a Selling Firm that sells Class I shares of the Fund. This payment may be up to 0.15% of the amount invested.

CDSC revenues collected by John Hancock Funds, LLC may be used to pay Selling Firm commissions when there is no initial sales charge.

NET ASSET VALUE

The net asset value ("NAV") for each class of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which a Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

For purposes of calculating the NAV of a Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Equity options held by a Fund are priced as of the close of trading (generally 4 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3 p.m. Eastern Time) and index options held by a Fund are priced as of their close of trading (generally 4:15 p.m. Eastern Time).

Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

If any securities held by a Fund are restricted as to resale, the fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of a Fund's NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the Funds have adopted fair value pricing procedures, which, among other things, require the Funds to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. In addition, securities held by some of the Funds may be traded in foreign markets that are open for business on days that the Funds are not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the Funds.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of a Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge") or on a contingent deferred basis (the "contingent deferred sales charge") or ("CDSC"). The Funds do not issue share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive a Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of a Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a Fund, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class I, or Class R1 shares of the John Hancock mutual funds owned by the investor (see "Combination and Accumulation Privileges" below).

In order to receive the reduced sales charge, the investor must notify his/her financial adviser and/or the financial adviser must notify John Hancock Signature Services, Inc. ("Signature Services") at the time of purchase of the Class A shares, about any other John Hancock mutual funds owned by the investor, the investor's spouse and their children under the age of 21 living in the same household (see "Combination and Accumulation Privileges" below). This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. John Hancock Signature Services, Inc. will automatically link certain accounts registered in the same client name, with the same taxpayer identification number, for the purpose of qualifying you for lower initial sales charge rates. You must notify John Hancock Signature Services Inc. and your broker-dealer (financial adviser) at the time of purchase of any eligible accounts held by your spouse or children under 21, living in the same household in order to insure these assets are linked to your accounts.

Without Sales Charges. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates, sub-adviser or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; "Immediate Family") of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

o A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

o Individuals transferring assets held in a SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to an IRA.

o Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SARSEP invested in John Hancock Funds directly to a ROTH IRA.

o [Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SARSEP or SIMPLE IRA invested in John Hancock Funds back to the original account type from which it was converted.]


NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.

o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

o Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

o    Retirement plans investing through the PruSolutions(sm) program.

o Participants in certain 529 Plans that have a signed agreement with John Hancock Funds. No CDSC will be due for redemptions on plan purchases made at NAV with no finder's fee. However, if a plan had a finder's fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.

o Participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

     Amount Invested                                      CDSC Rate

     First $1 to $4,999,999                               1.00%
     Next $1 to $5M above that                            0.50%
     Next $1 or more above that                           0.25%

In Kind Re-registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock Fund account, without the assets ever leaving John Hancock Funds, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.

Note: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in the Internal Revenue Codes 401(a), 403(b), 457 are not eligible for this provision, and will be subject to applicable sales charges.

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

Reducing Your Class A Sales Charges

Combination and Accumulation Privileges. For all shareholders in calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and
(c) groups which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B, Class C, Class I and Class R1 shares of all John Hancock funds already held by such person. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his/her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm's representative.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the Fund in its mailings to members at a reduced or no cost to John Hancock Funds.

Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Funds offer two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using a Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth IRAs and Coverdell ESAs, SEP, SARSEP, 401(k), 403(b) (including TSAs), SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his/her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchase. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by a Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices, or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the Fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.

When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

     o Proceeds of 50 shares redeemed at $12 per shares (50 x 12)      $600.00
     o *Minus Appreciation ($12 - $10) x 100 shares                    (200.00)
     o Minus proceeds of 10 shares not subject to CDSC (dividend
       reinvestment)                                                   (120.00)
                                                                       --------
     o Amount subject to CDSC                                          $280.00

     *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the

Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to a Fund's right to liquidate your account if you own shares worth less than $1,000.

*    Redemptions   made  under  certain   liquidation,   merger  or  acquisition
     transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.

* Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)

* Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, Class C and Class R1 shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

* Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.

* Redemptions of Class A shares by retirement plans that invested through the PruSolutions(sm) program.

For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)

*    Returns of excess contributions made to these plans.

* Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

Please see the matrix for some examples.

------------------------ ------------------- ------------------ ----------------- ------------------ -----------------
Type of                  401 (a) Plan (401   403 (b)            457               IRA, IRA Rollover  Non-retirement
Distribution             (k), MPP, PSP)
                         457 & 408 (SEPs &
                         Simple IRAs)
------------------------ ------------------- ------------------ ----------------- ------------------ -----------------
Death or Disability      Waived              Waived             Waived            Waived             Waived
------------------------ ------------------- ------------------ ----------------- ------------------ -----------------
Over 70 1/2              Waived              Waived             Waived            Waived for         12% of account
                                                                                  required minimum   value annually
                                                                                  distributions*     in periodic
                                                                                  or 12% of          payments
                                                                                  account value
                                                                                  annually in
                                                                                  periodic
                                                                                  payments.
------------------------ ------------------- ------------------ ----------------- ------------------ -----------------
Between 59 1/2 and       Waived              Waived             Waived            Waived for Life    12% of account
70 1/2                                                                            Expectancy or      value annually
                                                                                  12% of account     in periodic
                                                                                  value annually     payments
                                                                                  in periodic
                                                                                  payments.
------------------------ ------------------- ------------------ ----------------- ------------------ -----------------
Under 59 1/2             Waived for          Waived for         Waived for        Waived for         12% of account
(Class B and Class C     annuity payments    annuity payments   annuity           annuity payments   value annually
only)                    (72t) or 12% of     (72t) or 12% of    payments (72t)    (72t) or 12% of    in periodic
                         account value       account value      or 12% of         account value      payments
                         annually in         annually in        account value     annually in
                         periodic payments.  periodic           annually in       periodic
                                             payments.          periodic          payments.
                                                                payments.
------------------------ ------------------- ------------------ ----------------- ------------------ -----------------
Loans                    Waived              Waived             N/A               N/A                N/A
------------------------ ------------------- ------------------ ----------------- ------------------ -----------------
Termination of Plan      Not Waived          Not Waived         Not Waived        Not Waived         N/A
------------------------ ------------------- ------------------ ----------------- ------------------ -----------------
Hardships                Waived              Waived             Waived            N/A                N/A
------------------------ ------------------- ------------------ ----------------- ------------------ -----------------
Qualified Domestic       Waived              Waived             Waived            N/A                N/A
Relations Orders
------------------------ ------------------- ------------------ ----------------- ------------------ -----------------
Termination of           Waived              Waived             Waived            N/A                N/A
Employment Before
Normal Retirement Age
------------------------ ------------------- ------------------ ----------------- ------------------ -----------------
Return of Excess         Waived              Waived             Waived            Waived             N/A
------------------------ ------------------- ------------------ ----------------- ------------------ -----------------

* Required minimum distributions based on John Hancock Mutual Fund IRA assets only.

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

ELIGIBLE INVESTORS FOR CLASS NAV AND CLASS R1 SHARES

Class NAV shares are sold to certain affiliated funds, each of which is a fund of funds that invests in various other funds of JHF II and JHF III. Class NAV shares are also sold to certain institutional investors.

Class R1 shares are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans (eligible retirement plans). Class R1 shares are also available for Rollover IRA accounts for participants whose plans are already invested in John Hancock Class R1 shares funds. Class R1 shares are not available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Educational Savings Accounts, SEPs, SAR-SEPs SIMPLE IRAs and individual 403(b) plans.

SPECIAL REDEMPTIONS

Although it would not normally do so, a Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Funds permit exchanges of shares of any class for shares of the same class in any other John Hancock fund offering that same class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Investors may exchange Class I shares for Class I shares of other John Hancock funds, shares of any John Hancock institutional fund, or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of John Hancock Money Market Fund, any future exchanges out of the John Hancock Money Market Fund Class A must be to another Class I or institutional fund.

Investors may exchange Class R1 shares for Class R1 shares of other John Hancock funds or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class R1 shares for Class A shares of John Hancock Money Market Fund, any future exchanges out of the John Hancock Money Market Fund Class A must be to another Class R1 fund.

Exchanges between funds are based on their respective net asset values. No sales charge is imposed, except on exchanges of Class A shares from Money Market Fund or U.S. Government Cash Reserve Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a retirement plan exchanges the plan's Class A account in its entirety from a Fund to a non-John Hancock investment, the one-year CDSC applies.

Each Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAXES".

Systematic Withdrawal Plan. The Funds permit the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. Since the redemption price of Fund shares may be more or less than the shareholder's cost, depending upon the market value of the securities owned by the Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. Each Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

A Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAXES".

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares  are  available  at net  asset  value  for  Merrill  Lynch or The
Princeton Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Funds may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Funds will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to a Fund for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor).

DESCRIPTION OF FUND SHARES

The Trustees of the Trust are responsible for the management and supervision of each Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Funds and [eleven] other series. Additional series may be added in the future. The
Trustees have also authorized the issuance of six classes of shares of the Funds, designated as Class A, Class B, Class C, Class I, Class NAV and Class R1.

The shares of each class of a Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of a Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by a Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A and Class R1 shares and Class R1 shares will pay higher distribution and service fees than Class A shares, and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of a Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the 1940 Act or the Declaration of Trust, the Funds have no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Funds. The Declaration of Trust also provides for indemnification out of a Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Furthermore, no Fund included in the Prospectuses shall be liable for the liabilities of any other John Hancock fund. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

Each Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by a Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the a Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts or estates.

TAXES

Tax Status and Taxation of Each Fund

Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies, and net income from qualified publicly traded partnerships (as defined below);

(b) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid--generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year; and

(c) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets is invested (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below). In the case of a Fund's investments in loan participations, the Fund shall treat a financial intermediary as an issuer for the purposes of meeting this diversification requirement.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership

(i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of paragraph (c) above, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

If a Fund qualifies as a regulated investment company for purposes of Subchapter M of the Code, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including Capital Gain Dividends, defined below).

If a Fund were to fail to distribute in a calendar year substantially all (i.e. at least 98%) of its ordinary income for such year and substantially all (i.e. at least 98%) of its capital gain net income for the one-year period ending October 31 (or later if a Fund is permitted so to elect and so elects), plus any retained amount from the prior year, such Fund will be subject to a 4% excise tax on the undistributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the nondeductible 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimis).

Taxation of Fund Distributions and Sales of Fund Shares

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. However, depending on a shareholder's percentage ownership in a Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gains from the sale of investments that a Fund owned for more than 12 months and that are properly designated by a Fund as capital gain dividends ("Capital Gain Dividends") will be taxable to shareholders as long-term capital gains. Distributions of gains from the sale of investments that a Fund owned for 12 months or less will be taxable to shareholders as ordinary income. A Fund may elect to retain its net capital gain or a portion thereof for investment and be taxed at corporate rates on the amount retained. In such case, it may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will (i) be required to report his pro rata share of such gain on his tax return as long-term capital gain, (ii) receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain and (iii) increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

For taxable years beginning on or before December 31, 2010, "qualified dividend income" received by an individual will be taxed at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of being able to deduct investment interest, or (4) if the dividend is received from a foreign corporation that is
(a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. In any event, if the qualified dividend income received by a Fund during any taxable year is 95% or more of its gross income, then 100% of the Fund's dividends (other than properly designated capital gain dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term "gross income" is the excess of net short-term capital gain over net long-term capital loss.

Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of a Fund pursuant to a reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder's tax basis in some or all of any other shares acquired.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on each Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to a Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by a Fund from REITs will not qualify for the corporate dividends-received deduction. A Fund's investments in REIT equity securities may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). A Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."

Under current law, the Funds serve to block unrelated business taxable income ("UBTI") from being realized by their tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). If a charitable remainder trust (as defined in Code Section 664) realizes any UBTI for a taxable year, it will lose its tax-exempt status for the year. Certain Funds may invest in REITs that hold residual interests in REMICs.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisor to determine the suitability of shares of a Fund as an investment through such plans.

Backup Withholding

Each Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder (including foreign individuals) who fails to furnish the Fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the Fund that he or she is a United States person and is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010. Distributions will not be subject to backup withholding to the extent they are subject to the withholding tax on foreign persons described in the next paragraph. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.

Withholding on Distributions to Foreign Investors

Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of Capital Gain Dividends paid by a Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Also, foreign shareholders with respect to whom income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

Under the American Jobs Creation Act of 2004 (the "2004 Act"), effective for taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, a Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign shareholder (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation) from U.S.-source interest income that would not be subject to U.S. federal income tax if earned directly by an individual foreign shareholder, to the extent such distributions are properly designated by the Fund (the "interest-related dividends"), and (ii) with respect to distributions (other than distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by the Fund (the "short-term capital gain dividends").

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

The 2004 Act modifies the tax treatment of distributions from a Fund that are paid to a foreign shareholder and are attributable to gain from "U.S. real property interests" ("USRPIs"), which the Code defines to include direct holdings of U.S. real property and interests (other than solely as a creditor) in "U.S. real property holding corporations" such as REITs. The Code deems any corporation that holds (or held during the previous five-year period) USRPIs with a fair market value equal to 50% or more of the fair market value of the corporation's U.S. and foreign real property assets and other assets used or held for use in a trade or business to be a U.S. real property holding corporation; however, if any class of stock of a corporation is traded on an established securities market, stock of such class shall be treated as a USRPI only in the case of a person who holds more than 5% of such class of stock at any time during the previous five-year period. Under the 2004 Act, which is generally effective for taxable years of RICs beginning after December 31, 2004 and which applies to dividends paid or deemed paid on or before December 31, 2007, distributions to foreign shareholders attributable to gains from the sale or exchange of USRPIs will give rise to an obligation for those foreign shareholders to file a U.S. tax return and pay tax, and may well be subject to withholding under future regulations.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of a Fund or on Capital Gain Dividends unless (i) such gain or Capital Gain Dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or Capital Gain Dividend and certain other conditions are met, or (iii) the shares constitute USRPIs or (effective for taxable years of the Fund beginning after December 31, 2004) the Capital Gain Dividends are paid or deemed paid on or before December 31, 2007 and are attributable to gains from the sale or exchange of USRPIs. Effective after December 31, 2004, and before January 1, 2008, if a Fund is a U.S. real property holding corporation (as described above) the Fund's shares will nevertheless not constitute USRPIs if the Fund is a "domestically controlled qualified investment entity," which is defined to include a RIC that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the RIC was in existence, had less than 50 percent in value of its stock held directly or indirectly by foreign shareholders. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the 2004 Act.

Foreign Taxes

A Fund's investments in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains, which will decrease a Fund's yield. Foreign withholding taxes may be reduced under income tax treaties between the United States and certain foreign jurisdictions. Depending on the number  of  non-U.S.  shareholders  in a Fund,  however,  such  reduced  foreign withholding tax rates may not be available for investments in certain jurisdictions.

If, at the end of the fiscal year, more than 50% of the value of the total assets of any Fund is represented by direct investments in stock or securities of foreign corporations, the Fund may make an election that allows shareholders whose income from the Fund is subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return. In such a case, the amounts of qualified foreign income taxes paid by the Fund would be treated as additional income to Fund shareholders from non-U.S. sources and as foreign taxes paid by Fund shareholders. Investors should consult their tax advisors for further information relating to the foreign tax credit and deduction, which are subject to certain restrictions and limitations (including a holding period requirement applied at both the Fund and shareholder level imposed by the Code). Shareholders of any of the International Funds whose income from the Fund is not subject to U.S. taxation at the graduated rates applicable to U.S. citizens, residents or domestic corporations may receive substantially different tax treatment of distributions by the relevant Fund, and may be disadvantaged as a result of the election described in this paragraph.

Tax Implications of Certain Investments

Certain of the Funds' investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation-indexed bonds), will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

The Funds' transactions in options, futures contracts, hedging transactions, forward contracts, straddles, swaps, and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Funds' securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing, and character of distributions to shareholders.

A Fund's investments in certain passive foreign investment companies ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, if a Fund is in a position to treat such a PFIC as a "qualified electing fund," and so elects, the Fund will be required to include its share of the PFIC's income and net capital gain annually, regardless of whether it receives any distribution from the PFIC. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return. A Fund that indirectly invests in PFICs by virtue of the Fund's investment in other investment companies may not make such elections; rather, the underlying investment companies directly investing in PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as "qualified dividend income."

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

Loss of Regulated Investment Company Status

A Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of its operations. If the Fund were to not qualify for taxation as a regulated investment company for any taxable year, the Fund's income would be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, generally would be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. Such distributions generally would be eligible (i) to be treated as "qualified dividend income" in the case of shareholders taxed as individuals and (ii) for the dividends-received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

Tax Shelter Reporting Regulations

If a shareholder realizes a loss on disposition of a Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

BROKERAGE ALLOCATION

[Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's or Sub-Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. Each Fund's trading practices and investments are reviewed periodically by the Sub-Adviser's Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Sub-Adviser and quarterly by the Adviser's Investment Committee which consists of officers of the Adviser and Trustees of the Trust who are interested persons of the Funds.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread". Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Funds' primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, a Fund's trades may be executed by dealers that also sell shares of John Hancock funds; however, the Adviser and Sub-Adviser do not consider sales of shares of a Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, and may include to a lesser extent, the availability and value of research information and statistical assistance furnished to the Adviser and Sub-Adviser of the Fund. The Adviser and Sub-Adviser have implemented policies and procedures (approved by the Fund's board of Trustees) reasonably designed to ensure that each Fund's selection of the broker-dealer is not influenced by considerations about the sales of Fund shares.

Where research is available for cash payments, the Adviser pays for such research from its own resources and not with brokerage commissions. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, a Fund may pay to a broker which provides brokerage and research services to a Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Adviser that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. "Commissions", as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

The term "brokerage and research services" includes research services received from broker-dealers which supplement the Adviser's or Sub-Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser's or Sub-Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser or Sub-Adviser since the broker-dealers used by the Adviser or Sub-Adviser tend to follow a broader universe of securities and other matters than the Adviser's or Sub-Adviser's staff can follow. In addition, the research provides the Adviser or Sub-Adviser with a diverse perspective on financial markets. Research services provided to the Adviser or Sub-Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates, or by the Sub-Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's or Sub-Adviser's clients, including a Fund. However, a Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

The Adviser and Sub-Adviser believe that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's or Sub-Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Sub-Adviser. The advisory fee paid by a Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Sub-Adviser. However, to the extent that the Adviser or Sub-Adviser would have purchased research services had they not been provided by broker-dealers, or would have developed comparable information through its own staff, the expenses to the Adviser or Sub-Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or
Sub-Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or Sub-Adviser may result in research information and statistical assistance beneficial to a Fund. The Funds will make no commitment to allocate portfolio transactions upon any prescribed basis.

Broker-dealers may be willing to furnish statistical, research and other factual information or services to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Fund or the Adviser's other clients.

While the Adviser and/or the Sub-Adviser will be primarily responsible for its allocation of a Fund's brokerage business, the policies and practices of the Adviser or Sub-Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, a Fund may execute portfolio transactions with or through the brokers affiliated with the Adviser and/or the Sub-Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for a Fund on exchange transactions, subject, however, to the general policy of the Funds set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those that the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if a Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser, the Sub-Adviser or the Affiliated Broker. Because the Adviser or Sub-Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

One of the Adviser's indirect parents, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer ("Signator" or "Affiliated Broker"). The Adviser's indirect parent, Manulife Financial, was the parent of another broker-dealer, John Hancock Distributors LLC (until December 31, 2004, Manulife Financial Securities, LLC) ("JH Distributors" or "Affiliated Broker").

Other investment advisory clients advised by the Adviser or Sub-Adviser may also invest in the same securities as a Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including a Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for a Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Funds. The Funds pay Signature Services monthly a fee which is based on an annual rate of $[15.00] for each Class A shareholder account, $[17.50] for each Class B shareholder account, $[16.50] for each Class C shareholder account and $[15.00] for each Class R1 shareholder account. The Funds also pay Signature Services monthly a fee which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, Class B, Class C, Class I and Class R1 shares. For Class A, Class B, Class C and Class R1 shares, the Funds also pay certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative net asset values. For shares held of record in omnibus or group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Funds. For such shareholders, Signature Services does not charge its account fee. [In addition, Signature Services agrees to cap transfer agent expenses for all funds through December 31, 2006 for John Hancock Funds III at twenty basis points except for International Core Fund, International Growth Fund and Global Fund which will be capped at thirty basis points].

CUSTODY OF PORTFOLIO

Portfolio securities of the Funds are held pursuant to a custodian agreement between the Funds and State Street Bank and Trust Company ("State Street"), 2 Avenue de Lafayette, Boston, MA 02111. Under the custodian agreement, State Street is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of the Funds is ___________________________, __________________________________________, _____.
___________________________ will audit and render an opinion on the Funds' annual financial statements and review the Funds' annual Federal income tax return.

APPENDIX A

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

Commercial Paper Ratings

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-i by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-i+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-i. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-i is the highest  commercial  paper rating assigned by Moody's.
Issuers rated Prime-i (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-i rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short- term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

Corporate Debt Ratings

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

     1. An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3. There is lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, Al, Baal and B1.

APPENDIX B

                                                                 August 23, 2005

                              John Hancock Funds II
                             John Hancock Funds III
                      Proxy Voting Policies and Procedures




                                Table of Contents
                                -----------------

I.   Delegation of Proxy Voting to Subadvisers
     A.  Delegation
     B.  Proxy Voting Policies and Procedures
     C.  Underlying Funds

II.  Material Conflicts of Interest

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures

     A. Disclosure of Procedures in the Statement of Additional Information of the Trust
     B.  Disclosure in Annual and Semi-Annual Report
     C.  Filing of Proxy Voting Record on Form N-PX

IV.  Annual Approval of Proxy Voting Policies and Procedures


                                      * * *

I.   Delegation of Proxy Voting to Subadvisers

     A.   Delegation

          The subadviser for each Trust portfolio shall vote all proxies relating to securities held by the portfolio and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by the subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940.

     B.   Proxy Voting Procedures

          Except as noted under I.C. below, the proxy voting policies and procedures for each Trust portfolio shall be the same as those used by the portfolio's subadviser to vote proxies for the Trust portfolio. The proxy voting policies and procedures of the subadviser to each Trust portfolio relating to voting proxies of each Trust portfolio it manages, as such policies and procedures may be amended from time to time (the "Subadviser Proxy Voting Procedures"), are hereby incorporated into these policies and procedures by reference.

     C.   Underlying Funds

          With respect to voting proxies relating to the securities of an underlying fund held by a Trust portfolio in reliance on any one of Sections 12(d)(1)(E), (F) or (G) of the Investment Company Act of 1940, or to the extent disclosed in the Trust's registration statement, the subadviser for the Trust portfolio, or the Trust, will vote proxies in the same proportion as the vote of all other holders of such underlying fund securities, unless the Trust intends to seek voting instructions from the shareholders of the Trust portfolio, in which case the subadviser, or the Trust, will vote proxies in the same proportion as the instructions timely received from shareholders of the Trust portfolio.

II.       Material Conflicts of Interest

If (1) the subadviser to any Trust portfolio knows that a vote presents a material conflict between the interests of (a) shareholders of the Trust portfolio and (b) the Trust's investment adviser, principal underwriter or any affiliated person of the Trust, its investment adviser or its principal underwriter, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its pre-determined proxy voting guidelines, then the subadviser will follow its conflict of interest procedures (as set forth in the subadviser's proxy voting policies and procedures) when voting such proxies.

If the proxy voting policies and procedures of any subadviser indicate that, in the case of any conflict of interest between the interests of shareholders of a Trust portfolio and another party, the subadviser will abstain from voting or will request the Board of Trustees of the Trust to provide voting instructions, the subadviser shall not abstain or make such request but instead shall vote proxies, in its discretion, either as recommended by an independent third party or as the subadviser may determine in its reasonable judgment to be in the best interests of the shareholders of the Trust portfolio.

III. Procedures for Shareholders/Contract Owners to Obtain Proxy Voting Policies and Proxy Voting Record. Disclosure of Proxy Voting Procedures

     A. Disclosure of Policies and Procedures in the Statement of Additional Information

          The  Trusts  shall   disclose  in  their   Statements   of  Additional
          Information a summary of their Proxy Voting Policies and Procedures and of the Subadviser Proxy Voting Procedures included therein. (In lieu of including a summary of the procedures, the Trusts may instead include the actual Subadviser Proxy Voting Procedures in the Statements of Additional Information.)

     B. Disclosure in Annual and Semi-Annual Report

          The Trusts shall disclose in their annual and semi-annual shareholder reports that:

              a) a  description  of  the  Trusts'  proxy  voting  policies  and procedures and
              b) the Trusts'  proxy voting  record for the most recent 12 month period ending June 30th, are available:
                 1. on the SEC's website, and
                 2. without  charge,   upon  request,  by  calling  a  specified
                    toll-free telephone number. The Trusts will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

     C.   Filing of Proxy Voting Record on Form N-PX

          The Trusts will annually file their complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve month period ended June 30th no later than August 31st of each year.

IV.  Annual Approval of Proxy Voting Procedures

The Trusts' proxy voting policies and procedures shall be re-approved by the Trusts' Boards of Trustees at least annually.

Epoch Holding Corporation                Compliance Policies & Procedures Manual
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------






                            Epoch Holding Corporation
                         _______________________________

                               Proxy Voting Policy


                         AMENDED AS OF FEBRUARY 16, 2006






EPOCH logo                   As of February 16, 2006                      Page 1

                            EPOCH HOLDING CORPORATION
                                     Policy

                                  Proxy Voting

--------------------------------------------------------------------------------

Introduction

The Firm has adopted this Proxy Voting Policy and Procedures (the "Policy") to comply with Rule 206(4)-6 (the "Rule") under the Advisers Act. The Rule requires each investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients. Such procedures must: Include how the adviser addresses material conflicts that may arise between its own interests and those of its clients; (b) Disclose to clients how they may obtain information from the adviser about how it voted with respect to their securities; and (c) Describe to clients the adviser's proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

The staff of the Securities and Exchange Commission has issued interpretive guidance on investment advisers that use the recommendations of independent third parties to vote client proxies in its letter to Egan-Jones Proxy Services (pub. Avail. May 27, 2004). The interpretive letter addresses what is meant by "independent third party." The letter states that a third party generally would be independent of an investment adviser if that person is free from influence or any incentive to recommend that the proxies should be voted in anyone's interest other than the adviser's clients. An adviser should not, however, conclude that it is appropriate to follow the voting recommendations of an independent proxy voting firm without first ascertaining, among other things, whether the proxy voting firm (a) has the capacity and competency to adequately analyze proxy issues, and (b) can make such recommendations in an impartial manner and in the best interests of the adviser's clients.

     The interpretive letter also discusses conflicts of interest that can arise from the proxy voting firm's relationships with issuers. When the proxy voting firm has a relationship with an issuer of voting securities (e.g., to provide advice on corporate governance issues), the adviser's proxy voting procedures should require a proxy voting firm to disclose to the adviser any relevant facts concerning the firm's relationship with the issuer, such as the amount of the compensation that the firm has received or will receive. That information will enable the investment adviser to determine whether the proxy voting firm can make voting recommendations in an impartial manner and in the best interests of the clients, or whether the adviser needs to take other steps to vote the proxies.

Policy

When the Firm votes proxies for a client, the Firm seeks to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts. It is imperative to the Firm's integrity and reputation that it considers the interests of its clients, and not the interests of the Firm, when voting proxies. All proxy voting decisions will be made under the supervision of the Firm's compliance department.

In light of the Firm's fiduciary duty to its clients, and given the complexity of the issues that may be raised in connection with proxy votes, the Firm has retained Institutional Shareholder Services ("ISS"). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to the Firm include in-depth research, voting recommendations, vote execution and recordkeeping. The Firm has also adopted ISS's proxy voting guidelines. Notwithstanding the foregoing, the Firm will use its best judgment to vote proxies in the manner it deems to be in the best interests of its clients. In the event that judgment differs from that of ISS, the Firm will memorialize the reasons supporting that judgment and retain a copy of those records for the Firm's files. Additionally, the CCO will periodically review the voting of proxies to ensure that all such votes - particularly those diverging from the judgment of ISS - were voting consistent with the Firm's fiduciary duties.

The Firm believes that the retention of the services of ISS and the adoption of the proxy voting procedures of ISS adequately addresses the risks of material conflicts that may arise between the Firm's interests and those of its clients. ISS Proxy Voting Guidelines Summaries are included in Attachment A.

Recordkeeping

Epoch must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The Firm will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

     o Any request, whether written (including e-mail) or oral, received by any employee of Epoch, must be promptly reported to the Chief Compliance Officer. All written requests must be retained in the permanent file.

     o The Chief Compliance Officer will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client's request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.

     o In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Chief Compliance Officer will distribute to any client requesting proxy voting information the complete proxy voting record of Epoch for the period requested. Reports containing proxy information of only those issuers held by a certain client will not be created or distributed.(1)

          Any report disseminated to a client(s) will contain the following legend:

               "This report contains the full proxy voting record of Adviser Epoch. If securities of a particular issuer were held in your account on the date of the shareholder meeting indicated, your proxy was voted in the direction indicated (absent your expressed written direction otherwise)."

     o Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client's written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client's written request, if applicable and maintained in the permanent file.

     o Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

Proxy Voting Policy and Procedures:

     o    Proxy Voting Policy and Procedures.

Proxy statements received regarding client securities:

     o Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

          Note: Epoch is permitted to rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies.

Proxy voting records:

     o    Epoch Proxy Voting Record.

     o Documents prepared or created by Epoch that were material to making a decision on how to vote, or that memorialized the basis for the decision.

     o Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company's management discussions, etc. that were material in the basis for the decision.

---------------------------
(1) For clients who have provided Epoch with specific direction on proxy voting, the Chief Executive Officer and/or Assistant Portfolio Manager will review the proxy voting record and permanent file in order to identify those proposals voted differently than how Epoch voted clients not providing direction.

Disclosure

     o Epoch will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) regulatory requirements.

Proxy Solicitation

     As a matter of practice, it is Epoch's policy to not reveal or disclose to any client how Epoch may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder's meeting. Epoch will never disclose such information to unrelated third parties.

     The Chief Compliance Officer is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any employee accept any remuneration in the solicitation of proxies. The Chief Compliance Officer shall handle all responses to such solicitations.

                        Pzena Investment Management, LLC
                              Amended and Restated
                      Proxy Voting Policies and Procedures
                             Effective July 1, 2003
                                       and
                Further amended March 15, 2004 and August 1, 2004


I. Requirements Described

     A. Investment Advisers Act Requirements. Although the Investment Advisers Act of 1940, as amended (the "Advisers Act"), does not explicitly require that a registered investment adviser vote client-owned shares on behalf of its clients, the SEC contends that the adviser's fiduciary duty extends to voting (as well as trading) and requires that, if the adviser has the obligation to vote shares beneficially owned by its clients, the adviser vote in the best interest of clients. In addition, Rule 206(4)-6 of the Advisers Act requires an investment adviser who exercises voting authority over client proxies to adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interest of clients, to disclose to clients information about those policies and procedures, to disclose to clients how they may obtain information on how the adviser has voted their proxies, and to maintain certain records relating to proxy voting.

     B. United Kingdom Code of Conduct Considerations. Certain offshore clients have contractually obligated PIM to vote proxies and take other corporate actions consistent with the UK Combined Code of Practice. This Combined Code is the UK equivalent of to the Sarbanes-Oxley Act. The Combined Code is mostly a prudential guide setting out the kinds of things investment firms should be watching out for in their portfolio companies in order to ensure shareholders derive value from their investments. With respect to proxy voting, the Combined Code emphasizes that investment advisers have a responsibility to make considered use of their votes. Best practice recommendations under the Combined Code for fulfilling this duty include meetings between the investment adviser and senior management of portfolio companies, and monitoring of portfolio companies' (1) governance arrangements (particularly those relating to board composition, structure, accountability and independence), (2) management compensation arrangements, (3) financial reporting; (4) internal controls, and
(5) approach to corporate social responsibility.

     C. ERISA Considerations. The Department of Labor has taken the position that an investment adviser managing pension plan assets generally has the responsibility to vote shares held by the plan and subject to the investment adviser's management, unless this responsibility is specifically allocated to some other person pursuant to the governing plan documents. The following principles apply to voting responsibilities of an investment adviser with respect to shares held on behalf of an ERISA pension plan:

     1. Responsibility for voting should be clearly delineated between the adviser and the trustee or other plan fiduciary that appointed the adviser.

     2. An adviser with voting authority must take reasonable steps to ensure that it has received all proxies for which it has voting authority and must implement appropriate reconciliation procedures.

     3. In voting, an investment adviser must act prudently and solely in the interests of pension plan participants and beneficiaries. An investment adviser must consider factors that would affect the value of the plan's investments and may not subordinate the interests of plan participants and beneficiaries in their retirement income to unrelated objectives, such as social considerations. (However, other Department of Labor pronouncements in the context of investment decisions indicate that social considerations may be used in making investment decisions to select among investments of equal risk and return.)

     4. No one can direct the investment manager's vote on a specific issue or on a specific company unless that contingency is provided for in writing and the person giving such direction is a named fiduciary of the plan.

     5. The client must periodically monitor the adviser's voting activities, and both the client's monitoring activities and the adviser's voting activities (including the votes cast in each particular case) must be documented.

II.  Procedures

     A. Introduction

     As of October 1, 2001, PIM ("PIM") began subscribing to a proxy monitor and voting agent service offered by Institutional Shareholder Services, Inc. ("ISS"). Under the written agreement between ISS and PIM, ISS provides a proxy analysis with research and a vote recommendation for each shareholder meeting of the companies in our separately managed account client portfolios and the U.S. companies in the Pzena Investment Management International--Pzena Global Value Service portfolio. They also vote, record and generate a voting activity report for our clients and offer a social investment research service which enables us to screen companies for specific issues (e.g., tobacco, alcohol, gambling). The provision of these services became operational as of November 15, 2001. PIM retains responsibility for instructing ISS how to vote, and we still apply our own guidelines as set forth herein when voting. If PIM does not issue instructions for a particular vote, the default is for ISS to mark the ballots in accordance with these guidelines (when they specifically cover the item being voted on), and with management (when there is no PIM policy covering the vote).(1)

------------------------------
(1) This default was phased in during early 2002 in order to give ISS time to customize their system. If we did not issue instructions for a particular proxy during the phase-in period. ISS marked the affected ballots based on the recommendations issued by ISS for that vote.

     PIM personnel continue to be responsible for entering all relevant client and account information (e.g., changes in client identities and portfolio holdings) in the Indata system. A direct link download has been established between PIM and ISS providing data from the Indata System. ISS assists us with our recordkeeping functions, as well as the mechanics of voting. As part of ISS's recordkeeping/administrative function, they receive and review all proxy ballots and other materials, and generate reports regarding proxy activity during specified periods, as requested by us. To the extent that the Procedures set forth in the Section II are carried out by ISS, PIM will periodically monitor ISS to insure that the Procedures are being followed and will conduct random tests to verify that proper records are being created and retained as provided in Section 4 below.

     B. Compliance Procedures

     PIM's standard Investment Advisory Agreement provides that until notified by the client to the contrary, PIM shall have the right to vote all proxies for securities held in that client's account. In those instances where PIM does not have proxy voting responsibility, it shall forward to the client or to such other person as the client designates any proxy materials received by it. In all instances where PIM has voting responsibility on behalf of a client, it follows the procedures set forth below. The Director of Research is responsible for monitoring the PIM Analyst's compliance with such procedures when voting. The Director of Compliance is responsible for monitoring overall compliance with these procedures.

     C. Voting Procedures

     1. Determine Proxies to be Voted

     Based on the information provided by PIM via the direct link download established between PIM and ISS mentioned above, ISS shall determine what proxy votes are outstanding and what issues are to be voted on for all client accounts. Proxies received by ISS will be matched against PIM's records to verify that each proxy has been received. If a discrepancy is discovered, ISS will use reasonable efforts to resolve it, including calling PIM and/or applicable Custodians. Pending votes will be forwarded first to the firm's Chief Compliance Officer who will perform the conflicts checks described in Section 2 below. Once the conflicts checks are completed, the ballots and supporting proxy materials will be returned to the Proxy Coordinator who will forward them on to the Analyst who is responsible for the Company soliciting the proxy. Specifically, the Analyst will receive a red folder containing the proxy statement, a printout of the Company's Annual Report, the proxy analysis by ISS, a blank disclosure of personal holdings form, and one or more vote record forms.(2) The Analyst will then mark his/her voting decision on the Vote Record Form, initial this form to verify his/her voting instructions, and return the

-----------------------------
(2) A separate ballot and vote record form may be included in the red folder if the company soliciting the proxy is included in the portfolio of a client who has designated specific voting guidelines in writing to PIM which vary substantially from these policies and if the Custodian for that client does not aggregate ballots before sending them to ISS. In such event, the Analyst shall evaluate and vote such ballot on an individual basis in accordance with the applicable voting guidelines.

red folder to the Proxy Coordinator who will then enter the vote into the ISS/Proxy Monitor System. Any notes or other materials prepared or used by the Analyst in making his/her voting decision shall also be filed in the red folder.

     If an Analyst desires to vote against management or contrary to the guidelines set forth in this proxy voting policy or the written proxy voting policy designated by a specific client, the Analyst will discuss the vote with the Chief Executive Officer and/or Director of Research and the Chief Executive Officer and/or Director of Research shall determine how to vote the proxy based on the Analyst's recommendation and the long term economic impact such vote will have on the securities held in client accounts. If the Chief Executive Officer and/or Director of Research agree with the Analyst recommendation and determines that a contrary vote is advisable the Analyst will provide written documentation of the reasons for the vote (by putting such documentation in the red folder and/or e-mailing such documentation to the Proxy Coordinator and General Counsel/Chief Compliance Officer for filing.) When the Analyst has completed all voting, the Analyst will return the red folder to the Proxy Coordinator who will enter the votes in the ISS system. Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.

     2. Identify  Conflicts and Vote  According to Special  Conflict  Resolution
        Rules

     The primary consideration is that PIM act for the benefit of its clients and place its client's interests before the interests of the firm and its principals and employees. The following provisions identify potential conflicts of interest that are relevant to and most likely to arise with respect to PIM's advisory business and its clients, and set forth how we will resolve those conflicts. In the event that the Research Analyst who is responsible for the Company soliciting a particular proxy has knowledge of any facts or circumstances which the Analyst believes are or may appear be a material conflict, the Analyst will advise PIM's Chief Compliance Officer, who will convene a meeting of the proxy committee to determine whether a conflict exists and how that conflict should be resolved.

     a. PIM has identified the following areas of potential concern:

          o Where PIM manages any pension or other assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more client portfolios.

          o Where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more client portfolios.

          o Where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios.

          o Where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling.

     b. To address the first potential conflict identified above, PIM's Chief Compliance Officer will maintain a list of public company clients that will be updated regularly as new client relationships are established with the firm. Upon receipt of each proxy to be voted for clients, the Proxy Coordinator will give the ballot and supporting proxy materials to PIM's Chief Compliance Officer who will check to see if the company soliciting the proxy is also on the public company client list. If the company soliciting the vote is on our public company client list and PIM still manages pension or other assets of that company, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.

     c. To address the second potential conflict identified above, PIM's Chief Compliance Officer (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if the proponent of any shareholder proposal is one of PIM's clients (based on the client list generated by our Portfolio Management System, Indata). If the proponent of a shareholder proposal is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.

     d. To address the third potential conflict identified above, PIM's Chief Compliance Officer (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is one of PIM's individual clients (based on the client list generated by our Portfolio Management System, Indata). For purposes of this check, individual clients shall include natural persons and testamentary or other living trusts bearing the name of the grantor, settlor, or beneficiary thereof. If a director or director nominee is a PIM client, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this Section 2.

     e. To address the fourth potential conflict identified above, PIM's Chief Compliance Officer (with the assistance of PIM's Director of Operations during the busy proxy season--March through June) will check the proxy materials to see if any corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios is a PIM officer, director or employee or an immediate family member thereof (based on the written responses of PIM personnel to an annual questionnaire in this regard). If a director or director nominee is a PIM officer, director or employee or an immediate family member thereof, the Chief Compliance Officer will note this in the red folder so that the Analyst responsible for voting the proxy will vote the proxy in accordance with the special rules set forth in Subsection f of this
Section 2.

     f. The following special rules shall apply when a conflict is noted in the red folder:

          i. In all cases where PIM manages the pension or other assets of a publicly traded company, and also holds that company's or an affiliated company's securities in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.

          ii. The identity of the proponent of a shareholder proposal shall not be given any substantive weight (either positive or negative) and shall not otherwise influence an Analyst's determination whether a vote for or against a proposal is in the best interests of PIM's clients.

          iii. If PIM has proxy voting authority for a client who is the proponent of a shareholder proposal and PIM determines that it is in the best interests of its clients to vote against that proposal, a designated member of PIM's client service team will notify the client-proponent and give that client the option to direct PIM in writing to vote the client's proxy differently than it is voting the proxies of its other clients.

          iv. If the proponent of a shareholder proposal is a PIM client whose assets under management with PIM constitute 30% or more of PIM's total assets under management, and PIM has determined that it is in the best interests of its clients to vote for that proposal, PIM will disclose its intention to vote for such proposal to each additional client who also holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies. If a client does not object to the vote within 3 business days of delivery of such disclosure, PIM will be free to vote such client's proxy as stated in such disclosure.

          v. In all cases where PIM manages assets of an individual client and that client is a corporate director, or candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.

          vi. In all cases where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios, PIM will have no discretion to vote any portion of the proxy, but will defer to the recommendation(s) of ISS in connection therewith and will vote strictly according to those recommendations.

     Notwithstanding any of the above special rules to the contrary, in the extraordinary event that it is determined by unanimous vote of the Director of Research, the Chief Executive Officer, and the Research Analyst covering a particular company that the ISS recommendation on a particular proposal to be voted is materially adverse to the best interests of the clients, then in that event, the following alternative conflict resolution procedures will be followed:

     A designated member of PIM's client service team will notify each client who holds the securities of the company soliciting the vote on such proposal and for whom PIM has authority to vote proxies, and disclose all of the facts pertaining to the vote (including, PIM's conflict of interest, the ISS recommendation, and PIM's recommendation). The client then will be asked to direct PIM how to vote on the issue. If a client does not give any direction to PIM within 3 business days of delivery of such disclosure, PIM will be free to vote such client's proxy in the manner it deems to be in the best interest of the client.

     When PIM's conflicts resolution policies call for PIM to defer to ISS recommendations, PIM will make a case-by-case evaluation of whether this deferral is consistent with its fiduciary obligations by inquiring about and asking for representations from ISS on any potential conflicts it has or may have with respect to the specific vote. PIM will do this by making an email inquiry to disclosure@isspolicy.com. PIM will not do this, however, when this Proxy Policy permits PIM to defer to ISS when PIM has to vote a proxy of company shares that PIM accepted as an accommodation to a new client as part of an account funding, but then liquidated shortly thereafter because such securities were not in PIM's model.

     On an annual basis, the Compliance Department also will review the conflicts policies and Code of Conduct that ISS posts on its website. This review will be conducted in February of each year before the start of proxy voting season.

     3. Vote

     Each proxy that comes to PIM to be voted shall be evaluated on the basis of what is in the best interest of the clients. We deem the best interests of the clients to be that which maximizes shareholder value and yields the best economic results (e.g., higher stock prices, long-term financial health, and stability). In evaluating proxy issues, PIM will rely on ISS to identify and flag factual issues of relevance and importance. We also will use information gathered as a result of the in-depth research and on-going company analyses performed by our investment team in making buy, sell and hold decisions for our client portfolios. This process includes periodic meetings with senior management of portfolio companies. PIM may also consider information from other sources, including the management of a company presenting a proposal, shareholder groups, and other independent proxy research services. Where applicable, PIM also will consider any specific guidelines designated in writing by a client.

     The Research Analyst who is responsible for following the company votes the proxies for that company. If such Research Analyst also beneficially owns shares of the company in his/her personal trading accounts, the Research Analyst must complete a special "Disclosure of Personal Holdings Form" (blank copies of which will be included in each red folder), and the Director of Research must sign off on the Research Analyst's votes for that company by initialing such special form before it and the vote record sheet are returned to the Proxy Coordinator. It is the responsibility of each Research Analyst to disclose such personal interest and obtain such initials. Any other owner, partner, officer, director, or employee of the firm who has a personal or financial interest in the outcome of the vote is hereby prohibited from attempting to influence the proxy voting decision of PIM personnel responsible for voting client securities.

     Unless a particular proposal or the particular circumstances of a company may otherwise require (in the case of the conflicts identified in Section 2 above) or suggest (in all other cases), proposals generally shall be voted in accordance with the following broad guidelines:

     a. Support management recommendations for the election of directors and appointment of auditors (subject to i below).

     b. Give management the tools to motivate employees through reasonable incentive programs. Within these general parameters, PIM generally will support plans under which 50% or more of the shares awarded to top executives are tied to performance goals. In addition, the following are conditions that would generally cause us to vote against a management incentive arrangement:

          i. With respect to incentive option arrangements:

          o The proposed plan is in excess of 10% of shares, or

          o The company has issued 3% or more of outstanding shares in a single year in the recent past, or

          o The new plan replaces an existing plan before the existing plan's termination date (i.e., they ran out of authorization) and some other terms of the new plan are likely to be adverse to the maximization of investment returns.

          For purposes hereof, the methodology used to calculate the share threshold in (i) above shall be the (sum of A + B) divided by (the sum of A + B + C + D), where:

          A = the number of shares reserved under the new plan/amendment

          B = the number of shares available under continuing plans

          C = granted but unexercised shares under all plans

          D = shares outstanding, plus convertible debt, convertible equity, and warrants

     ii. With respect to severance, golden parachute or other incentive compensation arrangements:

          o The proposed arrangement is excessive or not reasonable in light of similar arrangements for other executives in the company or in the company's industry (based solely on information about those arrangements which may be found in the company's public disclosures and in ISS reports); or

          o The proposed parachute or severance arrangement is considerably more financially or economically attractive than continued employment. Although PIM will apply a case-by-case analysis of this issue, as a general rule, a proposed severance arrangement which is 3 or more times greater than the affected executive's then current compensation shall be voted against unless such arrangement has been or will be submitted to a vote of shareholders for ratification; or

          o The triggering mechanism in the proposed arrangement is solely within the recipient's control (e.g., resignation).

     c. Support facilitation of financings, acquisitions, stock splits, and increases in shares of capital stock that do not discourage acquisition of the company soliciting the proxy.

     d. Vote against shareholder social issue proposals unless specifically required in writing by a client to support a particular social issue or principle.

     e. Support anti-takeover measures that are in the best interest of the shareholders, but oppose poison pills and other anti-takeover measures that entrench management and/or thwart the maximization of investment returns.

     f. Oppose classified boards and any other proposals designed to eliminate or restrict shareholders' rights.

     g. Oppose proposals requiring super majority votes for business combinations unless the particular proposal or the particular circumstances of the affected company suggest that such a proposal would be in the best interest of the shareholders.

     h. Oppose vague, overly broad, open-ended, or general "other business" proposals for which insufficient detail or explanation is provided or risks or consequences of a vote in favor cannot be ascertained.

     i. Make sure management is complying with current requirements of the NYSE, NASDAQ and Sarbanes-Oxley Act of 2002 focusing on auditor independence and improved board and committee representation. Within these general parameters, the opinions and recommendations of ISS will be thoroughly evaluated and the following guidelines will be considered:

     o PIM generally will vote against auditors and withhold votes from Audit Committee members if Non-audit ("other") fees are greater than the sum of audit fees + audit-related fees + permissible tax fees.

     In applying the above fee formula, PIM will use the following definitions:

     - Audit fees shall mean fees for statutory audits, comfort letters, attest services, consents, and review of filings with SEC

     - Audit-related fees shall mean fees for employee benefit plan audits, due diligence related to M&A, audits in connection with acquisitions, internal control reviews, consultation on financial accounting and reporting standards

     - Tax fees shall mean fees for tax compliance (tax returns, claims for refunds and tax payment planning) and tax consultation and planning (assistance with tax audits and appeals, tax advice relating to M&A, employee benefit plans and requests for rulings or technical advice from taxing authorities)

     o PIM will apply a CASE-BY-CASE approach to shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services), taking into account whether the non-audit fees are excessive (per the formula above) and whether the company has policies and procedures in place to limit non-audit services or otherwise prevent conflicts of interest.

     o PIM generally will evaluate director nominees individually and as a group based on ISS opinions and recommendations as well as our personal assessment of record and reputation, business knowledge and background, shareholder value mindedness, accessibility, corporate governance abilities, time commitment, attention and awareness, independence, and character.

     o PIM generally will withhold votes from any insiders flagged by ISS on audit, compensation or nominating committees, and from any insiders and affiliated outsiders flagged by ISS on boards that are not at least majority independent.

     o PIM will evaluate and vote proposals to separate the Chairman and CEO positions in a company on a case-by-case basis based on ISS opinions and recommendations as well as our personal assessment of the strength of the companies governing structure, the independence of the board and compliance with NYSE and NASDAQ listing requirements.

     j. PIM generally will support re-incorporation proposals that are in the best interests of shareholders and shareholder value.

     k. PIM may abstain from voting a proxy if we conclude that the effect of abstention on our clients' economic interests or the value of the portfolio holding is indeterminable or insignificant. In addition, if a company imposes a blackout period for purchases and sales of securities after a particular proxy is voted, PIM generally will abstain from voting that proxy.

     It is understood that PIM's and ISS's ability to commence voting proxies for new or transferred accounts is dependent upon the actions of custodian's and banks in updating their records and forwarding proxies. As part of its new account opening process, PIM will send written notice to the Custodians of all clients who have authorized us to vote their proxies and instruct them to direct all such proxies to: ISS/1520/PIM, 2099 Gaither Road, Suite 501, Rockville, Maryland 20850-4045. These instructions will be included in PIM's standard initial bank letter pack. If ISS has not received any ballots for a new account within 2 to 4 weeks of the account opening, ISS will follow-up with the Custodian. If ISS still has not received any ballots for the account within 6 to 8 weeks of the account opening, they will notify our Proxy Coordinator and Director of Operations and Administration who will work with the client to cause the Custodian to begin forwarding ballots. PIM will not be liable for any action or inaction by any Custodian or bank with respect to proxy ballots and voting.

     Where a new client has funded its account by delivering in a portfolio of securities for PIM to liquidate and the record date to vote a proxy for one of those securities falls on a day when we are temporarily holding the position (because we were still executing or waiting for settlement), we will vote the shares. For these votes only, we will defer to ISS's recommendations, however, since we will not have first hand knowledge of the companies and cannot devote research time to them.

     Proxies for securities on loan through securities lending programs will generally not be voted. Since PIM's clients and not PIM control these securities lending decisions, PIM will not be able to recall a security for voting purposes even if the issue is material.

     4. Return Proxies

     The Director of Operations and Administration shall send or cause to be sent (or otherwise communicate) all votes to the company or companies soliciting the proxies within the applicable time period designated for return of such votes. For so long as ISS or a similar third party service provider is handling the mechanics of voting client shares, the Chief Compliance Officer will periodically verify that votes are being sent to the companies. Such verification will be accomplished by selecting random control numbers of proxies solicited during a quarter and calling ADP to check that they received and recorded the vote.

     5. Changing a Vote

     Votes may not be changed once submitted to ISS unless such change is approved in writing by both the Chief Compliance Officer and the Director of Research.

III. Corporate Actions

PIM shall work with the clients' Custodians regarding pending corporate actions. Corporate action notices received from our portfolio accounting system's Alert System and/or from one or more Custodians shall be directed to our Operations Administrative Personnel who will check our records to see which client accounts hold the security for which the corporate action is pending. If the corporate action is voluntary and thus requires an affirmative response, such personnel will confirm that we have received a response form for each affected client account before the response date. The Research Analyst covering the Company will then be informed of the action so that he/she can determine if the accounts should participate and what response should be given. The Research Analyst shall consult with the firm's Director of Research and applicable Portfolio Manager when making this determination. Once determined, the response shall then be communicated back to the Custodians by our Operations Administrative Personnel by fax. On our fax cover letter, we will request a signed confirmation of our instructions from the custodian and ask them to send this page with their signature back to us. We will make follow-up calls to the custodians to get them to return the signed fax, as needed. PIM's Operations Administrative Personnel also will check the Company's website for any corporate action processing information it may contain. On the date the action should be processed, the transactions will be booked in our portfolio management system. If the action results in accounts owning fractional shares of a security, those shares will be sold off using the price per whole share found on the website. All faxes, notes and other written materials associated with the corporate action will be kept together in a folder that will be filed with the red proxy files.

PIM shall not have any responsibility to initiate, consider or participate in any bankruptcy, class action or other litigation against or involving any issue of securities held in or formerly held in a client account or to advise or take any action on behalf of a client or former client with respect to any such actions or litigation. PIM will forward to all affected clients and former clients any important class action or other litigation information received by PIM. This will not include any mass mailing requests to act as a lead plaintiff or other general solicitations for information. It will include any proof of claims forms, payment vouchers and other similar items.

IV.  Client Disclosures

On July 15, 2003, PIM sent all of its then existing clients a copy of these policies and procedures as amended and restated effective July 1, 2003, as well as a notice on how to obtain information from PIM on how PIM has voted with respect to their securities. In addition, PIM added a summary description of these policies and procedures to Schedule F of Part II of PIM's ADV, and disclosed in that document how clients may obtain information from PIM on how PIM has voted with respect to their securities. From and after July 15, 2003, PIM will include a copy of these proxy voting policies and procedures, as they may be amended from time to time, in each new account pack sent to prospective clients. It also will update its ADV disclosures regarding these policies and procedures to reflect any material additions or other changes to them, as needed. Such ADV disclosures will include an explanation of how to request copies of these policies and procedures as well as any other disclosures required by Rule 206(4)-6 of the Advisers Act.

PIM will provide proxy voting summary reports to clients, on request. With respect to PIM's mutual fund clients, PIM will provide proxy voting information in such form as needed for them to prepare their Rule 30b1-4 Annual Report on Form N-PX. V. Recordkeeping

     A. PIM will maintain a list of dedicated proxy contacts for its clients. Each client will be asked to provide the name, email address, telephone number, and post office mailing address of one or more persons who are authorized to receive, give direction under and otherwise act on any notices and disclosures provided by PIM pursuant to Section II.C.2.f of these policies. With respect to ERISA plan clients, PIM shall take all reasonable steps to ensure that the dedicated proxy contact for the ERISA client is a named fiduciary of the plan.

     B. PIM will maintain and/or cause to be maintained by any proxy voting service provider engaged by PIM the following records. Such records will be maintained for a minimum of five years. Records maintained by PIM shall be kept for 2 years at PIM's principal office and 3 years in offsite storage.

     i. Copies of PIM's proxy voting policies and procedures, and any amendments thereto.

     ii. Copies of the proxy materials received by PIM for client securities. These may be in the form of the proxy packages received from each Company and/or ISS, or downloaded from EDGAR, or any combination thereof.

     iii. The vote cast for each proposal overall as well as by account.

     iv. Records of any calls or other contacts made regarding specific proxies and the voting thereof.

     v. Records of any reasons for deviations from broad voting guidelines.

     vi. Copies of any document created by PIM that was material to making a decision on how to vote proxies or that memorializes the basis of that decision.

     vii. A record of proxies that were not received, and what actions were taken to obtain them.

     viii. Copies of any written client requests for voting summary reports (including reports to mutual fund clients for whom PIM has proxy voting authority containing information they need to satisfy their annual reporting obligations under Rule 30b-1-4 and to complete Form N-PX) and the correspondence and reports sent to the clients in response to such requests (these shall be kept in the REPORTS folder contained in the client OPS file).

VI. Review of Policies

The proxy voting policies, procedures and guidelines contained herein have been formulated by PIM's proxy committee. This committee consists of PIM's Director of Research, Chief Compliance Officer, and at least one Portfolio Manager (who represents the interests of all PIM's portfolio managers and is responsible for obtaining and expressing their opinions at committee meetings). The committee shall review these policies, procedures and guidelines at least annually, and shall make such changes as they deem appropriate in light of then current trends and developments in corporate governance and related issues, as well as operational issues facing the firm.

Finally Adopted and Approved by the Pzena Investment Management Executive Committee on June 26, 2003

March 15, 2004 Amendments approved by the Proxy Committee as of March 5, 2004

Procedural (non-substantive) Updates on July 19, 2006

APPENDIX C

                                                                     August 2005

                              John Hancock Funds II
                             John Hancock Funds III

                Policy Regarding Disclosure of Portfolio Holdings

It is the policy of John Hancock Funds II and John Hancock Funds III (individually, the "Trust" and collectively, the "Trusts") to provide Nonpublic Information regarding portfolio holdings of the Trusts to Nonaffiliated Persons of the Trusts only in the limited circumstances noted below. It is also the policy of the Trusts only to provide Nonpublic Information regarding portfolio holdings to any person, including Affiliated Persons, on a "need to know" basis (i.e., the person receiving the information must have a legitimate business purpose for obtaining the information prior to it being publicly available). The Trusts consider Nonpublic Information regarding portfolio holdings of the Trusts to be confidential and the intent of this policy is to guard against selective disclosure of such information in a manner that would not be in the best interests of shareholders of the Trusts.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the prospectuses of the Trusts or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are persons affiliated with: (a) the Trusts, (b) the Trusts' investment adviser or principal underwriter or any affiliate of either entity, (c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Trust portfolio, the subadviser to the portfolio, or any affiliate of the subadviser, (e) the Trusts' custodian and (f) the Trusts' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

Subject to the pre-approval of the Trusts' Chief Compliance Officer, the Trusts or their adviser or principal underwriter or any of their subadvisers (or any of their affiliates) may provide Nonpublic Information regarding Trust portfolio holdings to Nonaffiliated Persons in the circumstances listed below.

1. Rating Organizations

Nonpublic Information regarding Trust portfolio holdings may be provided to ratings organizations, such as Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or subadviser if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

2. Vestek (Thompson Financial)

Nonpublic Information regarding Trust portfolio holdings may be provided to Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data for use by the Trust or any Affiliated Person if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

3. Proxy Voting Services

Nonpublic Information regarding Trust portfolio holdings may be provided to proxy voting services for the purpose of voting proxies relating to Trust portfolio holdings if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

4. Computer Software

Nonpublic Information regarding Trust portfolio holdings may be provided to entities providing computer software to the Trust (for example, for the purpose of generating Trust compliance reports or reports relating to proxy voting) if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information.

5. Courts and Regulators

Nonpublic Information regarding Trust portfolio holdings may be provided to any court or regulator with jurisdiction over the Trust, the Trust's adviser or principal underwriter, MFC or any subadviser to a Trust portfolio (or any of their affiliates) if such information is requested by such court or regulator.

6. Institutional Traders

Nonpublic Information regarding Trust portfolio holdings (for example, aggregated lists of all fixed income holdings - names only) may be provided to institutional traders to assist in research and trade execution if such entity agrees to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes.

7. Other Persons

Nonpublic Information regarding Trust portfolio holdings may be provided to other persons or entities if approved by the Chief Compliance Officer of the Trust or his or her designee (collectively, the "CCO"). In determining whether to approve such disclosure the CCO shall consider: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. This report shall be at the board meeting following such approval.


Disclosure of Portfolio Holdings to Affiliated Persons

The CCO must pre-approve the provision of any Nonpublic Information regarding portfolio holdings to any Affiliated Persons (other than those listed in Appendix A) and report such approval to the Board of Trustees at the board meeting following such approval. The persons listed in Appendix A have been exempt from such pre-approval. In the case of persons listed in Section II, III and IV of Appendix A, their employers shall provide the CCO reasonable assurances that Nonpublic Information will be kept confidential and that such employees are prohibited from trading on such information.

In determining whether to approve such disclosure of Nonpublic Information regarding portfolio holdings to any Affiliated Persons the CCO shall consider:
(a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Trust. In the case of a conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the procedures set forth under "Resolution of Conflicts of Interest" below shall be followed.

Resolution of Conflicts of Interest

If the Trust or its adviser or principal underwriter or any of its subadviser (or any of their affiliates) desire to provide Nonpublic Information regarding Trust portfolio holdings to a Nonaffiliated Person and the CCO believes there is a potential conflict between (a) the interests of the shareholders of the Trust, on the one hand, and (b) the interests of any affiliated person of the Trust, the Trust's investment adviser (including any subadviser), the Trust's principal underwriter or any of their affiliated persons, on the other, the CCO shall refer the conflict to the Board of Trustees of the Trust who shall only permit such disclosure of the Nonpublic Information if in their reasonable business judgment they conclude such disclosure will be in the best interests of Trust shareholders.

Posting of Trust Portfolio Holdings on a Website

If the Trust desires to post on its website Trust portfolio holdings that have not yet been disclosed in a publicly available filing with the SEC that is required to include such information (e.g., a Form N-CSR or a Form N-Q), then the Trust shall disclose the following in its prospectus:

     1. the nature of the information that will be available, including both the date as of which the information will be current (e.g. quarter-end) and the scope of the information (e.g., complete portfolio holdings, the portfolio's largest 10 holdings);
     2. the date when the information will first become available and the period for which the information will remain available, which shall end no earlier than the date on which the Trust files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the website information is current; and
     3. the location of the website where either the information or a prominent hyperlink (or series of prominent hyperlinks) to the information will be available.

Changes to Policy

Any material changes to this policy must be approved by the Trusts' Board of Trustees.

Reports to the Trust's Board of Trustees

The CCO shall report any material issues that may arise under this policy to the Trusts' Board of Trustees no later than the Board meeting following the arising of the issue.

Applicability of Policy to the Trusts' Adviser and Subadvisers

This policy shall apply to the Trusts' Adviser and each of its subadvisers.

         Appendix A to Policy Regarding Disclosure of Portfolio Holdings

I. Employees* of John Hancock Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) or John Hancock Life Insurance Company of New York who are subject to the Code of Ethics of the Trusts, the Trusts' investment adviser, John Hancock Investment Management Services LLC or the Trusts' principal underwriter, John Hancock Funds, LLC.

II. Employees* of a Subadviser or any Affiliate of a Subadviser who provide services to either of the Trusts.

III. Employees* of the Trusts' custodian who provide services to either of the Trusts.

IV. Employees* and partners of the Trusts' certified public accounting firm who provide services to either of the Trusts.

*Includes temporary employees

                                     PART C

                                OTHER INFORMATION

Item 23.      Exhibits:

99.(a).(1)    Agreement and Declaration of Trust dated June 9, 2005.*

99.(a).(2)    Amended and Restated Agreement and Declaration of Trust dated June
              29, 2005.**

99.(a).(3)    Amended and Restated Agreement and Declaration of Trust dated
              August 12, 2005. ***

99.(b)        By-laws of the Registrant. *

99.(c)        Not applicable.

99.(d).(1)    Advisory Agreement between the Registrant and John Hancock
              Investment Management Services, LLC.***

99.(d).(2)    Form of Amendment to Advisory  Agreement  between the  Registrant and John Hancock Investment Management Services, LLC.+

99.(d).(3)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the U.S. Core Fund.***

99.(d).(4)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the U.S. Quality Equity Fund.***

99.(d).(5)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Active Value Fund.***

99.(d).(6)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Intrinsic Value Fund.***

99.(d).(7)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Growth Fund.***

99.(d).(8)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the International Core Fund.***

99.(d).(9)    Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the International Growth Fund.***

99.(d).(10)   Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Global Fund.***

99.(d).(11)   Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Value Opportunities Fund.***

99.(d).(12)   Sub-Advisory Agreement between John Hancock Investment Management
              Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC relating to the Growth Opportunities Fund.***

99.(d).(13)   Form of  Subadvisory  Consulting  Agreement  between John Hancock
              Investment  Management  Services,   LLC,  MFC  Global  Investment
              Management  (U.S.A.) Limited and Deutsche Asset Management,  Inc.
              relating to the International Allocation Portfolio.#

99.(d).(14)   Form of  Subadvisory  Agreement  between John Hancock  Investment
              Management  Services,  LLC and Epoch  Investment  Partners,  Inc.
              relating to the Global Shareholder Yield Fund. +

99.(d).(15)   Form of  Subadvisory  Agreement  between John Hancock  Investment
              Management  Services,  LLC and MFC Global  Investment  Management
              (U.S.A.)  Limited  relating  to  the   International   Allocation
              Portfolio. #

99.(d).(16)   Form of  Subadvisory  Agreement  between John Hancock  Investment
              Management Services,  LLC and Pzena Investment  Management,  LLC,
              Inc. relating to the Classic Value Mega Cap Fund. +

99.(e) Distribution Agreement between the Registrant and John Hancock Funds, LLC.***

99.(f)        Not Applicable.

99.(g)        Custodian Agreement.***

99.(h).(1)    Transfer Agency Agreement.***

99.(h).(2)    Class R Service Plan.***

99.(h).(3)    Expense Limitation Agreement.***

99.(i)        Opinion and Consent of Counsel. (to be filed by Amendment)

99.(j).1      Not Applicable.

99.(k)        Not Applicable.

99.(l)        Not Applicable.

99.(m).(1)    Plan of Distribution pursuant to Rule 12b-1, relating to Class 1
              Shares.+

99.(m).(2)    Plan of Distribution pursuant to Rule 12b-1, relating to Class 3
              Shares.***

99.(m).(3)    Plan of Distribution pursuant to Rule 12b-1, relating to Class A
              Shares.+

99.(m).(4)    Plan of Distribution pursuant to Rule 12b-1, relating to Class B
              Shares.+

99.(m).(5)    Plan of Distribution pursuant to Rule 12b-1, relating to Class C
              Shares.+

99.(m).(6)    Plan of Distribution pursuant to Rule 12b-1, relating to Class R
              Shares.+

99.(m).(7)    Plan of Distribution pursuant to Rule 12b-1, relating to Class R1
              Shares.+

99.(m).(8)    Plan of Distribution pursuant to Rule 12b-1, relating to Class R2
              Shares.+

99.(m).(9)    Plan of Distribution pursuant to Rule 12b-1, relating to Class R3
              Shares.+

99.(m).(10)   Plan of Distribution pursuant to Rule 12b-1, relating to Class R4
              Shares.+

99.(m).(11)   Plan of Distribution pursuant to Rule 12b-1, relating to Class R5
              Shares.+

99.(n)        Multiple Class Plan pursuant to 18f-3.+

99.(o)        Reserved.

99.(p).(1)    Code of Ethics of the Registrant.***

99.(p).(2)    Code of Ethics of John Hancock Investment Management Services,
              LLC.***

99.(p).(3)    Code of Ethics of John Hancock Funds, LLC.***

99.(p).(4)    Code of Ethics of Grantham, Mayo, Van Otterloo & Co. LLC.***

99.(p).(5)    Code of Ethics of Epoch Holding Corporation.+

99.(p).(6)    Code of Ethics of Pzena Investment Management, LLC.+

99.(q)        Power of Attorney.****

* Previously filed electronically with the Registrant's Initial Registration Statement on Form N-1A (file numbers 333-125838 and 811-21777) on June 15, 2005 (Accession No. 0000898432-05-000492).

** Previously filed electronically with the Registrant's Pre-Effective Amendment No. 1 to the Registrant's Initial Registration Statement (file numbers 333-125838 and 811-21777) on June 30, 2005 (Accession No.
     0000898432-05-000524).

*** Previously filed electronically with the Registrant's Pre-Effective Amendment No. 2 to the Registrant's Initial Registration Statement (file numbers 333-125838 and 811-21777) on September 2, 2005 (Accession No. 0000898432-05-000776).

**** Previously  filed  electronically  with  the  Registrant's   Post-Effective
     Amendment No. 1 to the Registrant's Initial Registration Statement (file numbers 333-125838 and 811-21777) on June 12, 2006 (Accession No.
     0001010521-06-000482).

**** Previously  filed  electronically  with  the  Registrant's   Post-Effective
     Amendment No. 2 to the Registrant's Initial Registration Statement (file numbers 333-125838 and 811-21777) on October 13, 2006 (Accession No. 0001010521-06-000873).

+    Filed herewith.

Item 24. Persons Controlled by or under Common Control with Registrant.

     As of _______, 2006, John Hancock Investment Management Services ("JHIMS") owns 100% of the Fund's shares representing seed capital of the Funds. JHIMS is the Adviser to the Registrant. The Adviser is a wholly owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial. A corporate organization list is set forth below.

                         MANULIFE FINANCIAL CORPORATION

Corporate Organization List of The Manufacturers Life Insurance Company Active Corporations As Of December 31, 2005

      ---------------------------------------------------------------- ------- -------- -----------------
                                                                        Legal    % of    Jurisdiction of
      Affiliate                                                          ID     Equity    Incorporation
      ---------------------------------------------------------------- ------- -------- -----------------

      ---------------------------------------------------------------- ------- -------- -----------------
      Manulife Financial Corporation                                    0002      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
        John Hancock Holdings (Delaware) LLC                            0275      100       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
           John Hancock Financial Services, Inc.                        0003      100       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
        The Manufacturers Life Insurance Company                        0001      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Bank of Canada                                      0058      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Financial Services Inc.                             0199      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Securities International Ltd.                       0079      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Canada Ltd.                                         0157      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           First North American Insurance Company                       0111      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Equinox Financial Group, Inc.                                0239      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           EIS Insurance Services, Inc.(1)                                         50        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Cantay Holdings Inc.                                         0051      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           Regional Power, Inc.                                         0136     83.5        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Data Services, Inc.                                 0081      100       Barbados
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Capital Inc.                                        0278      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           MSIL Holdings (Canada) Limited                               0289      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           880 Belgrave Way Holdings Ltd.                                         100   British Columbia
      ---------------------------------------------------------------- ------- -------- -----------------
           6212344 Canada Limited                                       0272      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Enterprise (Alberta) Limited                        0276      100       Alberta
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Enterprise (Bermuda) Limited                        0277      100       Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
           1293319 Ontario Inc.                                         0170      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           3426505 Canada Inc.                                          0161      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           FNA Financial Inc.                                           0115      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
             Elliot & Page Limited                                      0116      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           NAL Resources Limited                                        0117      100       Alberta
      ---------------------------------------------------------------- ------- -------- -----------------
           NAL Resources Management Limited                             0120      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------

      ---------------------------------------------------------------- ------- -------- -----------------
                                                                        Legal    % of    Jurisdiction of
      Affiliate                                                          ID     Equity    Incorporation
      ---------------------------------------------------------------- ------- -------- -----------------

      ---------------------------------------------------------------- ------- -------- -----------------
           2015500 Ontario Inc.                                         0154      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           NALC Holdings Inc.(2)                                        0103       50       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           2015401 Ontario Inc.                                         0140      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           2024385 Ontario Inc.                                         0153      100       Ontario
      ---------------------------------------------------------------- ------- -------- -----------------
           Cavalier Cable, Inc.(3)                                                 78       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
           MFC Global Investment Management (U.S.A.) Limited            0156      100        Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           MFC Global Fund Management (Europe) Limited                            100       England
      ---------------------------------------------------------------- ------- -------- -----------------
               MFC Global Investment Management (Europe) Limited        0064      100       England
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Holdings (Alberta) Limited                          0201      100       Alberta
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Holdings (Delaware) LLC                           0205      100       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
               The Manufacturers Investment Corporation                 0087      100       Michigan
      ---------------------------------------------------------------- ------- -------- -----------------
                 Manulife Reinsurance Limited                           0067      100       Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
                   Manulife Reinsurance (Bermuda) Limited               0203      100       Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
                 John Hancock Life Insurance Company (U.S.A.)           0019      100       Michigan
      ---------------------------------------------------------------- ------- -------- -----------------
                   Manulife Service Corporation                         0007      100       Colorado
      ---------------------------------------------------------------- ------- -------- -----------------
                   John Hancock Distributors LLC                        0005      100       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   John Hancock Investment Management Services, LLC(4)  0097       57       Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   John Hancock Life Insurance Company of New York      0094     100        New York
      ---------------------------------------------------------------- ------- -------- -----------------
                   Ennal, Inc.                                          0124     100        Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   Avon Long Term Care Leaders LLC                      0158     100        Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   Ironside Venture Partners I LLC                      0196     100        Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   Ironside Venture Partners II LLC                     0197     100        Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
                   Manulife Leasing Co. LLC                                      80         Delaware
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Europe Ruckversicherungs-Aktiengesellschaft         0138     100        Germany
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife Holdings (Bermuda) Limited                          0147     100        Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Management Services Ltd.                          0191     100        Barbados
      ---------------------------------------------------------------- ------- -------- -----------------
             Manufacturers P&C Limited                                  0036     100        Barbados
      ---------------------------------------------------------------- ------- -------- -----------------
             Manufacturers Life Reinsurance Limited                     0049     100        Barbados
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife (Vietnam) Limited                                   0188     100        Vietnam
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Vietnam Fund Management Company                            100        Vietnam
      ---------------------------------------------------------------- ------- -------- -----------------
           Manulife (Singapore) Pte. Ltd.                               0014     100       Singapore
      ---------------------------------------------------------------- ------- -------- -----------------
             John Hancock Ltd.                                                   100       Singapore
      ---------------------------------------------------------------- ------- -------- -----------------
           The Manufacturers Life Insurance Co. (Phils.), Inc.          0164     100      Philippines
      ---------------------------------------------------------------- ------- -------- -----------------
             FCM Plans, Inc.                                            0155     100      Philippines
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Financial Plans, Inc.                             0187     100      Philippines
      ---------------------------------------------------------------- ------- -------- -----------------
          FCM Holdings Inc.                                             0104     100      Philippines
      ---------------------------------------------------------------- ------- -------- -----------------
          Manulife International Holdings Limited                       0152     100        Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Provident Funds Trust Company Limited             0163     100       Hong Kong
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Asset Management (Asia) Limited                   0078     100        Barbados
      ---------------------------------------------------------------- ------- -------- -----------------
               Manulife Asset Management (Hong Kong) Limited                     100       Hong Kong
      ---------------------------------------------------------------- ------- -------- -----------------

      ---------------------------------------------------------------- ------- -------- -----------------
                                                                        Legal    % of    Jurisdiction of
      Affiliate                                                          ID     Equity    Incorporation
      ---------------------------------------------------------------- ------- -------- -----------------

      ---------------------------------------------------------------- ------- -------- -----------------
               P.T. Manulife Aset Manajemen Indonesia                   0141     85        Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife (International) Limited                           0028     100        Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
               Manulife-Sinochem Life Insurance Co. Ltd.                0043     51          China
      ---------------------------------------------------------------- ------- -------- -----------------
           P.T. Asuransi Jiwa Manulife Indonesia                        0042     80        Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
             P.T. Bunadaya Sarana Informatika 98 Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
             P.T. Asuransi Jiwa Arta Mandiri Prima                      0075    99.75      Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
             P.T. Indras Insan Jaya Utama 99.98 Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
               P.T. Asuransi Jiwa John Hancock Indonesia                        3.76       Indonesia
      ---------------------------------------------------------------- ------- -------- -----------------
        6306471 Canada Inc.                                             0282     100         Canada
      ---------------------------------------------------------------- ------- -------- -----------------
           CDF (Thailand) Limited                                       0287    90.20       Thailand
      ---------------------------------------------------------------- ------- -------- -----------------
             OQC (Thailand) Limited(5)                                  0288     51         Thailand
      ---------------------------------------------------------------- ------- -------- -----------------
               Manulife Insurance (Thailand) Public Company Limited(6)  0286    72.54       Thailand
      ---------------------------------------------------------------- ------- -------- -----------------
        Manulife Technology & Services Sdn Bhd.                         0285     100        Malaysia
      ---------------------------------------------------------------- ------- -------- -----------------
        6306489 Canada Inc.                                             0283     100         Canada
      ---------------------------------------------------------------- ------- -------- -----------------
        Manulife Alberta Limited                                        0279     100        Alberta
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife European Holdings (Bermuda) Limited               0270     100        Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
               Manulife European Investments (Luxembourg) S.a.r.l.      0271     100       Luxembourg
      ---------------------------------------------------------------- ------- -------- -----------------
                 Manulife Hungary Holdings Limited(7)                   0149     99         Hungary
      ---------------------------------------------------------------- ------- -------- -----------------
        MLI Resources Inc.                                              0193     100        Alberta
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Life Insurance Company(8)                         0180     35          Japan
      ---------------------------------------------------------------- ------- -------- -----------------
               MFC Global Investment Management (Japan) Limited         0208     100         Japan
      ---------------------------------------------------------------- ------- -------- -----------------
             Manulife Century Investments (Bermuda) Limited             0172     100        Bermuda
      ---------------------------------------------------------------- ------- -------- -----------------
               Manulife Century Investments (Luxembourg) S.A.           0173     100       Luxembourg
      ---------------------------------------------------------------- ------- -------- -----------------
                 Manulife Century Investments (Netherlands) B.V.        0174     100      Netherlands
      ---------------------------------------------------------------- ------- -------- -----------------
                   Manulife Premium Collection Co. Ltd.                 0178
      ---------------------------------------------------------------- ------- -------- -----------------
                   Y.K. Manulife Properties Japan                       0142     100         Japan
      ---------------------------------------------------------------- ------- -------- -----------------
                   Manulife Century Holdings (Netherlands) B.V.         0195     100      Netherlands
      ---------------------------------------------------------------- ------- -------- -----------------

(1) 50% of EIS Insurance  Services,  Inc. is owned by Equinox  Financial  Group,
Inc.
(2) 50% of NALC Holdings Inc. is owned by 2015500 Ontario Inc.
(3) 22% of Cavalier Cable, Inc. is owned by John Hancock Life Insurance Company (U.S.A.).
(4) 38% of John Hancock Investment Management Services, LLC is owned by John Hancock Life Insurance Company of New York, and the remaining 5% is owned by John Hancock Advisers LLC.
(5) 49% of OQC (Thailand) Limited is owned by 6306489 Canada Inc.
(6) 24.97% of Manulife Insurance (Thailand) Public Company Limited is owned by The Manufacturers Life Insurance Company
(7) 1% of Manulife Hungary Holdings Limited is owned by MLI Resources Inc.
(8) 32.49% of Manulife Life Insurance Company is owned by Manulife Century Investments (Netherlands) B.V. and 32.4% by Manulife Century Holdings (Netherlands) B.V and 35.02% by MLI Resources Inc.

Item 25.  Indemnification.

     The Registrant's Amended and Restated Agreement and Declaration of Trust filed previously and the form of Distribution Agreement filed previously contain provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.

     With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Registrant. With respect to the underwriter, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained furnished in writing by the underwriter to the Registrant for use in the Registration Statement.

     Registrant's Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser.

     Reference is made to: (i) the information set forth under the caption "Investment Advisory and Other Services" in the Statement of Additional Information; (ii) the Form ADV of John Hancock Investment Management Services, LLC (SEC No. 801-28947), and (iii) the Form ADV of Grantham, Mayo, Van Otterloo & Co. LLC (SEC No. 801-15028) filed with the Commission, both of which are incorporated herein by reference.

Item 27.  Principal Underwriters.

     (a) John Hancock Funds LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series, John Hancock Municipal Securities Trust, John Hancock World and John Hancock Funds II.

     (b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

    Name and Principal Business Address           Positions and Offices With           Positions and Offices With
                                                          Underwriter                          Registrant

               James R. Boyle                        Chairman and Director                      Trustee
            601 Congress Street
        Boston, Massachusetts 02210

             Keith F. Hartstein                  Director, President and Chief                 President
            601 Congress Street                        Executive Officer
        Boston, Massachusetts 02210

               John G. Vrysen                 Director, Executive Vice President        Chief Financial Officer
            601 Congress Street                   and Chief Financial Officer
        Boston, Massachusetts 02210

              Michael Mahoney                      Chief Compliance Officer                       None
            601 Congress Street
        Boston, Massachusetts 02210

              Peter Copestake                              Treasurer                              None
            601 Congress Street
        Boston, Massachusetts 02210


    Name and Principal Business Address           Positions and Offices With           Positions and Offices With
                                                          Underwriter                          Registrant
               John T. Litzow                        Senior Vice President                        None
            601 Congress Street
        Boston, Massachusetts 02210

              Jeffery H. Long                   Vice President, Controller and                    None
            601 Congress Street                       Assistant Treasurer
        Boston, Massachusetts 02210

              Andrew G. Arnott                          Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

              Arthur E. Creel                           Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

                 Carey Hoch                             Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

              Kristine McManus                          Vice President                            None
            601 Congress Street
        Boston, Massachusetts 02210

               Daniel Rollins                        Second Vice President                        None
            601 Congress Street
        Boston, Massachusetts 02210

               Karen F. Walsh                         Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

                David Hayter                          Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

              Cathy Hopkinson                         Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

              William H. King                         Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

                 Wayne Zuk                            Assistant Treasurer                         None
            601 Congress Street
        Boston, Massachusetts 02210

            Alfred P. Ouellette                AVP, Senior Counsel and Assistant                  None
            601 Congress Street                            Secretary
        Boston, Massachusetts 02210

              Joyce K. Mahoney                        Assistant Secretary                         None
            601 Congress Street
        Boston, Massachusetts 02210
-----------------------------------------------------------------------------------------------------------------

         (c) Not Applicable

Item 28.  Location of Accounts and Records.

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant's custodian State Street Bank and Trust Company, 2 Avenue de Lafayette, Boston, Massachusetts 02111 and its transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of John Hancock Investment Management Services, LLC (the "Adviser"), 601 Congress Street, Boston, Massachusetts, 02210. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of the Adviser and Grantham, Mayo, Van Otterloo & Co. LLC, the Subadviser.

Item 29.  Management Services.
          None

Item 30.  Undertakings.
          Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act ("Securities Act") and the Investment Company Act, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on this 15th day of December, 2006.

                                               JOHN HANCOCK FUNDS III


                                               By:  /s/ Keith F. Hartstein
                                                    ----------------------
                                                    Name: Keith F. Hartstein
                                                    Title: President


     Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

     Signature                                  Title                             Date
     ---------                                  -----                             ----

/s/ Keith F. Hartstein                        President                       December 15, 2006
----------------------
Keith F. Hartstein                   (Principal Executive Officer)

/s/ John G. Vrysen                       Chief Financial Officer              December 15, 2006
------------------
John G. Vrysen                 (Principal Financial and Accounting Officer)

        *                                      Trustee                        December 15, 2006
------------------------
Charles L. Bardelis

        *                                      Trustee                        December 15, 2006
-------------------
James R. Boyle

        *                                      Trustee                        December 15, 2006
---------------------
Peter S. Burgess

        *                                      Trustee                        December 15, 2006
----------------------
Elizabeth G. Cook

        *                                      Trustee                        December 15, 2006
--------------------------
William H. Cunningham

        *                                      Trustee                        December 15, 2006
----------------------
Charles L. Ladner

        *                                      Trustee                        December 15, 2006
-------------------------
Hassell H. McClellan

        *                                      Trustee                        December 15, 2006
-------------------
James M. Oates


*By Power of Attorney

JOHN HANCOCK FUNDS III

By: /s/ George Boyd
-------------------
Name:  George Boyd
Title: Assistant Secretary